              As filed with the Securities and Exchange Commission.
                                                      '33 Act File No. 333-53023

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO.2            [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940            [ ]

                          NATIONWIDE VARIABLE ACCOUNT-9
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

[ ]  immediately upon filing to paragraph (b) of Rule 485


[x]  on May 1, 1999 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on (date) pursuant to paragraph (a) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================


                                    1 of 164

                          NATIONWIDE VARIABLE ACCOUNT-9

                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                     PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
    Item    1.  Cover Page....................................................................................  3
    Item    2.  Definitions...................................................................................  5
    Item    3.  Synopsis or Highlights........................................................................ 14
    Item    4.  Condensed Financial Information............................................................... 15
    Item    5.  General Description of Registrant, Depositor, and Portfolio Companies......................... 15
    Item    6.  Deductions and Expenses....................................................................... 18
    Item    7.  General Description of Variable Annuity Contracts............................................. 22
    Item    8.  Annuity Period................................................................................ 31
    Item    9.  Death Benefit and Distributions............................................................... 36
    Item   10.  Purchases and Contract Value.................................................................. 22
    Item   11.  Redemptions................................................................................... 26
    Item   12.  Taxes......................................................................................... 41
    Item   13.  Legal Proceedings............................................................................. 48
    Item   14.  Table of Contents of the Statement of Additional Information.................................. 54

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
    Item   15.  Cover Page.................................................................................... 76
    Item   16.  Table of Contents............................................................................. 76
    Item   17.  General Information and History............................................................... 76
    Item   18.  Services...................................................................................... 76
    Item   19.  Purchase of Securities Being Offered.......................................................... 77
    Item   20.  Underwriters.................................................................................. 77
    Item   21.  Calculation of Performance Information........................................................ 77
    Item   22.  Annuity Payments.............................................................................. 78
    Item   23.  Financial Statements.......................................................................... 79

Part C     OTHER INFORMATION
    Item   24.  Financial Statements and Exhibits.............................................................142
    Item   25.  Directors and Officers of the Depositor.......................................................144
    Item   26.  Persons Controlled by or Under Common Control with the Depositor or Registrant................146
    Item   27.  Number of Contract Owners.....................................................................158
    Item   28.  Indemnification...............................................................................158
    Item   29.  Principal Underwriter.........................................................................158
    Item   30.  Location of Accounts and Records..............................................................160
    Item   31.  Management Services...........................................................................160
    Item   32.  Undertakings..................................................................................161



                                    2 of 164

                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

                  Issued by Nationwide Life Insurance Company
                   through its Nationwide Variable Account-9

                   The date of this prospectus is May 1, 1999.

--------------------------------------------------------------------------------

This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
   -  American Century: VP Income & Growth
   -  American Century: VP International
   -  American Century: VP Value

DREYFUS
   -  The Dreyfus Socially Responsible Growth Fund, Inc.
   -  Dreyfus Stock Index Fund, Inc.
   -  Dreyfus Variable Investment Fund - Capital Appreciation Portfolio


FEDERATED INSURANCE SERIES
   -  Federated Quality Bond Fund II


FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   -  VIP Equity-Income Portfolio: Service Class
   -  VIP Growth Portfolio: Service Class
   -  VIP High Income Portfolio: Service Class*
   -  VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   -  VIP II Contrafund Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
   -  VIP III Growth Opportunities Portfolio: Service Class


MORGAN STANLEY
   - Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio
   - Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio



NATIONWIDE SEPARATE ACCOUNT TRUST
   -  Capital Appreciation Fund
   -  Government Bond Fund
   -  Money Market Fund
   -  Total Return Fund
   - Nationwide Balanced Fund (subadviser: Salomon Brothers Asset Management, Inc.)
   -  Nationwide Equity Income Fund (subadviser: Federated Investment
      Counseling)
   - Nationwide Global Equity Fund (subadviser: J.P. Morgan Investment Management Inc.)
   - Nationwide High Income Bond Fund* (subadviser: Federated Investment Counseling)
   - Nationwide Multi Sector Bond Fund (subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited)
   - Nationwide Select Advisers Mid Cap Fund (subadvisers: First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates)
   - Nationwide Select Advisers Small Cap Growth Fund (subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.)
   -  Nationwide Small Cap Value Fund (subadvisers: The Dreyfus Corporation)
   - Nationwide Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.)
   - Nationwide Strategic Growth Fund (subadviser: Strong Capital Management, Inc.)
   - Nationwide Strategic Value Fund (subadviser: Strong Capital Management, Inc./Schafer Capital Management, Inc.)

                                    3 of 164

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   -  AMT Guardian Portfolio
   -  AMT Mid-Cap Growth Portfolio
   -  AMT Partners Portfolio


OPPENHEIMER VARIABLE ACCOUNT FUNDS
   - Oppenheimer Aggressive Growth Fund/VA (formerly "Oppenheimer Capital Appreciation Fund")
   -  Oppenheimer Capital Appreciation Fund/VA (formerly "Oppenheimer Growth
      Fund")
   - Oppenheimer Main Street Growth & Income Fund/VA (formerly "Oppenheimer Growth & Income Fund")


VAN ECK WORLDWIDE INSURANCE TRUST
   -  Worldwide Emerging Markets Fund
   -  Worldwide Hard Assets Fund

WARBURG PINCUS TRUST
   -  Growth & Income Portfolio
   -  International Equity Portfolio
   -  Post-Venture Capital Portfolio

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-9 ("variable account") can be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).


The Statement of Additional Information (dated May 1, 1999) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 52.




For general information or to obtain FREE copies of the:
  - Statement of Additional Information
  - prospectus for any underlying mutual fund
  - prospectus for the Guaranteed Term Options
  - required Nationwide forms,

call:      1-800-848-6331
       TDD 1-800-238-3035

or write:
         NATIONWIDE LIFE INSURANCE COMPANY
         P.O. BOX 16609
         COLUMBUS, OHIO  43216-6609

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:
                                   www.sec.gov

Information about this and other Best of America products can be found at:
                              www.bestofamerica.com

THIS ANNUITY IS NOT:
-   A BANK DEPOSIT              -    FEDERALLY INSURED
-   ENDORSED BY A BANK OR       -    AVAILABLE IN EVERY
    GOVERNMENT AGENCY                STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    4 of 164

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.


ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units, any amount held in the fixed account, and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.


VALUATION PERIOD- Each day the New York Stock Exchange is open for business.


VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

                                    5 of 164

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.......................... 3

SUMMARY OF STANDARD CONTRACT EXPENSES.............. 6

ADDITIONAL CONTRACT OPTIONS........................ 7

UNDERLYING MUTUAL FUND ANNUAL EXPENSES............. 8

EXAMPLE............................................10

SYNOPSIS OF THE CONTRACTS..........................12

FINANCIAL STATEMENTS...............................13

CONDENSED FINANCIAL INFORMATION....................13

NATIONWIDE LIFE INSURANCE COMPANY..................13

NATIONWIDE ADVISORY SERVICES, INC..................13

INVESTING IN THE CONTRACT..........................14
     The Variable Account and Underlying
          Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS....................16
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS.
     Death Benefit Option
     Guaranteed Minimum Income Benefit Options

CONTRACT OWNERSHIP.................................18
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT..........................19
     Minimum Initial and Subsequent Purchase
          Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE....................................20

SURRENDER (REDEMPTION).............................23
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional
         Retirement Program or a Louisiana
         Optional Retirement Plan
     Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE.....................................24
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.........................................27

CONTRACT OWNER SERVICES............................27
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE..........................29

ANNUITIZING THE CONTRACT...........................29
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options ("GMIB")
     Annuity Payment Options

DEATH BENEFITS.....................................34
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS.............................34
     Required Distributions for Non-Qualified Contracts

                                    6 of 164

     Required Distributions for Tax Sheltered Annuities
     Required Distributions for Individual Retirement Annuities
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.....................................39
     Federal Income Taxes
     Individual Retirement Annuities and Tax Sheltered Annuities
     Roth IRAs
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Puerto Rico
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS.........................................44

YEAR 2000 COMPLIANCE ISSUES....................................45

LEGAL PROCEEDINGS..............................................46

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY................47

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.......52

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS.............53

APPENDIX B: CONDENSED FINANCIAL INFORMATION....................63

                                    7 of 164

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:

   -  the contract owner meets an available exception, or

   - a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage
of purchase payments surrendered)................7%(1)

Range of CDSC over time:

 Number of Years from Date             CDSC
    of Purchase Payment             Percentage
             0                          7%
             1                          7%
             2                          6%
             3                          5%
             4                          4%
             5                          3%
             6                          2%
             7                          0%

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (a)  10% of all purchase payments made to the contract; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

     This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

     Withdrawals may be restricted for contracts issued to fund a Tax Sheltered Annuity plan or other Qualified Plan.




VARIABLE ACCOUNT CHARGES(2)
(as a percentage of average account value)


Mortality and Expense Risk Charges............1.20%
   Total Variable Account Charges.............1.20%(3)
LOAN PROCESSING FEE
(per loan transaction).........................$25(4)


(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annual rate noted above.


(3) Charges shown include the One-Year Step Up Death Benefit which is standard to every contract (see "Death Benefit Payment").


(4) Nationwide assesses a $25 loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee (see "Loan Privilege").

                                    8 of 164

ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to contract owners. These options must be elected at the time of application and will replace the corresponding standard contract benefit.


If the contract owner chooses an optional benefit, a corresponding charge will be deducted. The charge for an optional benefit is IN ADDITION TO the standard variable account charges. The optional benefit charges will only apply to allocations made to the underlying mutual funds and are charged as a percentage of the average variable account value.


DEATH BENEFIT OPTION

An applicant may choose the optional death benefit instead of the One-Year Step Up Death Benefit that is standard to every contract.

Optional 5% Enhanced Death
Benefit.......................................0.05%
    Total Variable Account Charges
    (including 5% Enhanced Death
    Benefit)..................................1.25%

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

An applicant may elect one of two Guaranteed Minimum Income Benefit options (see "Guaranteed Minimum Income Benefit Options").

   Guaranteed Minimum Income Benefit Option....0.45%
     Total Variable Account Charges
     (including Guaranteed Minimum
     Income Benefit Option 1)..................1.65%


   Guaranteed Minimum Income Benefit
   Option 2....................................0.30%
     Total Variable Account Charges
     (including Guaranteed Minimum
     Income Benefit Option 2)..................1.50%

                                    9 of 164


                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
            (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

                                                       Management         Other          12b-1       Total Mutual
                                                          Fees           Expenses         Fees      Fund Expenses
American Century Variable Portfolios, Inc. -              0.70%           0.00%          0.00%          0.70%
American Century VP Income & Growth

American Century Variable Portfolios, Inc. -              1.47%           0.00%          0.00%          1.47%
American Century VP International

American Century Variable Portfolios, Inc. -              1.00%           0.00%          0.00%          1.00%
American Century VP Value

The Dreyfus Socially Responsible Growth Fund, Inc.        0.75%           0.05%          0.00%          0.80%

Dreyfus Stock Index Fund, Inc.                            0.25%           0.01%          0.00%          0.26%

Dreyfus Variable Investment Fund - Capital                0.75%           0.05%          0.00%          0.80%
Appreciation Portfolio

Federated Insurance Series - Federated Quality Bond       0.23%           0.47%          0.00%          0.70%
Fund II

Fidelity VIP Equity-Income Portfolio:  Service Class      0.49%           0.08%          0.10%          0.67%

Fidelity VIP Growth Portfolio:  Service Class             0.59%           0.06%          0.10%          0.75%

Fidelity VIP  High Income Portfolio:  Service Class       0.58%           0.14%          0.10%          0.82%

Fidelity VIP Overseas Portfolio:  Service Class           0.74%           0.13%          0.10%          0.97%

Fidelity VIP II Contrafund Portfolio:  Service Class      0.59%           0.06%          0.10%          0.75%

Fidelity VIP III Growth Opportunities Portfolio:          0.59%           0.10%          0.10%          0.79%
Service Class

Morgan Stanley Dean Witter Universal Funds, Inc. -        0.27%           1.25%          0.00%          1.52%
Emerging Markets Debt Portfolio

NSAT Capital Appreciation Fund                            0.60%           0.07%          0.00%          0.67%

NSAT Government Bond Fund                                 0.50%           0.07%          0.00%          0.57%

NSAT Money Market Fund                                    0.40%           0.06%          0.00%          0.46%

NSAT Total Return Fund                                    0.59%           0.06%          0.00%          0.65%

NSAT Nationwide Balanced Fund                             0.75%           0.15%          0.00%          0.90%

NSAT Nationwide Equity Income Fund                        0.80%           0.15%          0.00%          0.95%

NSAT Nationwide Global Equity Fund                        1.00%           0.20%          0.00%          1.20%

NSAT Nationwide High Income Bond Fund                     0.80%           0.15%          0.00%          0.95%

NSAT Nationwide Multi-Sector Bond Fund                    0.75%           0.15%          0.00%          0.90%

NSAT Nationwide Select Advisers Mid Cap Fund              1.05%           0.15%          0.00%          1.20%

NSAT Nationwide Select Advisers Small Cap Growth          1.10%           0.20%          0.00%          1.30%
Fund

NSAT Nationwide Small Cap Value Fund                      0.90%           0.15%          0.00%          1.05%

NSAT Nationwide Small Company Fund                        1.00%           0.07%          0.00%          1.07%

NSAT Nationwide Strategic Growth Fund                     0.90%           0.10%          0.00%          1.00%

NSAT Nationwide Strategic Value Fund                      0.90%           0.10%          0.00%          1.00%

Neuberger Berman AMT Guardian Portfolio                   0.85%           0.15%          0.00%          1.00%

Neuberger Berman AMT Mid-Cap Growth Portfolio             0.85%           0.15%          0.00%          1.00%

Neuberger Berman AMT Partners Portfolio                   0.78%           0.06%          0.00%          0.84%

Oppenheimer Variable Account Funds - Oppenheimer          0.69%           0.02%          0.00%          0.71%
Aggressive Growth Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer          0.72%           0.03%          0.00%          0.75%
Capital Appreciation Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer          0.74%           0.05%          0.00%          0.79%
Main Street Growth & Income Fund/VA


                                   10 of 164

                                                       Management         Other          12b-1       Total Mutual
                                                          Fees           Expenses         Fees      Fund Expenses

Van Eck Worldwide Insurance Trust - Worldwide             1.00%           0.50%          0.00%          1.50%
Emerging Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard        1.00%           0.16%          0.00%          1.16%
Assets Fund

Van Kampen Life Investment Trust - Morgan Stanley         1.20%           0.00%          0.00%          1.20%
Real Estate Securities Portfolio

Warburg Pincus Trust - Growth & Income Portfolio          0.51%           0.49%          0.00%          1.00%

Warburg Pincus Trust - International Equity               1.00%           0.33%          0.00%          1.33%
Portfolio

Warburg Pincus Trust - Post-Venture Capital               1.08%           0.32%          0.00%          1.40%
Portfolio


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


                                                    Management      Other                       Total Underlying
                                                       Fees        Expenses     12b-1 Fees    Mutual Fund Expenses

Fidelity VIP Equity-Income Portfolio: Service         0.49%         0.09%          0.10%              0.68%
Class

Fidelity VIP Growth Portfolio: Service Class          0.59%         0.11%          0.10%              0.80%

Fidelity VIP Overseas Portfolio: Service Class        0.74%         0.17%          0.10%              1.01%

Fidelity VIP II Contrafund Portfolio: Service         0.59%         0.11%          0.10%              0.80%
Class

Fidelity VIP III Growth Opportunities Portfolio:      0.59%         0.11%          0.10%              0.80%
Service Class

Morgan Stanley Dean Witter Universal Funds, Inc.      0.80%         1.25%          0.00%              2.05%
- Emerging Markets Debt Portfolio

NSAT Nationwide Balanced Fund                         0.75%         0.21%          0.00%              0.96%

NSAT Nationwide Equity Income Fund                    0.80%         0.35%          0.00%              1.15%

NSAT Nationwide Global Equity Fund                    1.00%         0.46%          0.00%              1.46%

NSAT Nationwide High Income Bond Fund                 0.80%         0.32%          0.00%              1.12%

NSAT Nationwide Multi-Sector Bond Fund                0.75%         0.21%          0.00%              0.96%

NSAT Nationwide Select Advisers Mid Cap Fund          1.05%         0.49%          0.00%              1.54%

NSAT Nationwide Select Advisers Small Cap Growth      1.10%         0.58%          0.00%              1.68%
Fund

NSAT Nationwide Small Cap Value Fund                  0.90%         0.43%          0.00%              1.33%

NSAT Nationwide Strategic Growth Fund                 0.90%         0.65%          0.00%              1.55%

NSAT Nationwide Strategic Value Fund                  0.90%         0.33%          0.00%              1.23%
Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.61%          0.00%              1.61%
Emerging Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.20%          0.00%              1.20%
Hard Assets Fund

                                   11 of 164

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.


The chart reflects expenses of both the variable account and the underlying mutual funds. The chart reflects variable account charges of 1.70%, which is the maximum variable account charges that could be assessed to a contract.


For those contracts that do not elect the maximum number of rider options, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.

                              If you surrender your contract  If you do not surrender your   If you annuitize your contract
                               at the end of the applicable    contract at the end of the     at the end of the applicable
                                       time period               applicable time period                time period

                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.


American Century Variable       88     131    168     282      25    77     132     282      *     77     132      282
Portfolios, Inc. - American
Century VP Income & Growth

American Century Variable       96     156    208     359      33    102    172     359      *     102    172      359
Portfolios, Inc. - American
Century VP International

American Century Variable       91     141    184     313      28    87     148     313      *     87     148      313
Portfolios, Inc. - American
Century VP Value

The Dreyfus Socially            89     135    174     292      26    81     138     292      *     81     138      292
Responsible Growth Fund, Inc.

Dreyfus Stock Index Fund,       84     118    145     235      21    64     109     235      *     64     109      235
Inc.

Dreyfus Variable Investment     89     135    174     292      26    81     138     292      *     81     138      292
Fund - Capital Appreciation
Portfolio

Federated Insurance Series -    88     131    168     282      25    77     132     282      *     77     132      282
Federated Quality Bond Fund
II

Fidelity VIP Equity-Income      88     131    167     279      25    77     131     279      *     77     131      279
Portfolio:  Service Class

Fidelity VIP Growth             89     133    171     287      26    79     135     287      *     79     135      287
Portfolio:  Service Class

Fidelity VIP  High Income       89     135    175     294      26    81     139     294      *     81     139      294
Portfolio:  Service Class

Fidelity VIP Overseas           91     140    182     310      28    86     146     310      *     86     146      310
Portfolio:  Service Class

Fidelity VIP II Contrafund      89     133    171     287      26    79     135     287      *     79     135      287
Portfolio:  Service Class

Fidelity VIP III Growth         89     134    173     291      26    80     137     291      *     80     137      291
Opportunities Portfolio:
Service Class


                                   12 of 164

                              If you surrender your contract  If you do not surrender your   If you annuitize your contract
                               at the end of the applicable    contract at the end of the     at the end of the applicable
                                       time period               applicable time period                time period

                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.


Morgan Stanley Dean Witter      97     157    211     364      34    103    175     364      *     103    175      364
Universal Funds, Inc. -
Emerging Markets Debt
Portfolio

NSAT Capital Appreciation       88     131    167     279      25    77     131     279      *     77     131      279
Fund

NSAT Government Bond Fund       87     127    162     268      24    73     126     268      *     73     126      268

NSAT Money Market Fund          86     124    156     257      23    70     120     257      *     70     120      257

NSAT Total Return Fund          88     130    166     277      25    76     130     277      *     76     130      277

NSAT Nationwide Balanced Fund   90     138    179     303      27    84     143     303            84     143      303

NSAT Nationwide Equity          91     139    181     308      28    85     145     308      *     85     145      308
Income Fund

NSAT Nationwide Global          93     147    194     333      30    93     158     333      *     93     158      333
Equity Fund

NSAT Nationwide High Income     91     139    181     308      28    85     145     308      *     85     145      308
Bond Fund

NSAT Nationwide Multi-Sector    90     138    179     303      27    84     143     303      *     84     143      303
Bond Fund

NSAT Nationwide Select          93     147    194     333      30    93     158     333      *     93     158      333
Advisers Mid Cap Fund

NSAT Nationwide Select          95     150    199     343      32    96     163     343      *     96     163      343
Advisers Small Cap Growth
Fund

NSAT Nationwide Small Cap       92     142    187     318      29    88     151     318      *     88     151      318
Value Fund

NSAT Nationwide Small           92     143    188     320      29    89     152     320      *     89     152      320
Company Fund

NSAT Nationwide Strategic       91     141    184     313      28    87     148     313      *     87     148      313
Growth Fund

NSAT Nationwide Strategic       91     141    184     313      28    87     148     313      *     87     148      313
Value Fund

Neuberger Berman AMT-           91     141    184     313      28    87     148     313      *     87     148      313
Guardian Portfolio

Neuberger Berman AMT-           91     141    184     313      28    87     148     313      *     87     148      313
Mid-Cap Growth Portfolio

Neuberger Berman AMT-           90     136    176     297      27    82     140     297      *     82     140      297
Partners Portfolio

Oppenheimer Variable Account    88     132    169     283      25    78     133     283      *     78     133      283
Funds - Oppenheimer
Aggressive Growth Fund/VA

Oppenheimer Variable Account    89     133    171     287      26    79     135     287      *     79     135      287
Funds - Oppenheimer Capital
Appreciation Fund/VA

Oppenheimer Variable Account    89     134    173     291      26    80     137     291      *     80     137      291
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA


                                   13 of 164


                              If you surrender your contract  If you do not surrender your   If you annuitize your contract
                               at the end of the applicable    contract at the end of the     at the end of the applicable
                                       time period               applicable time period                time period

                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
Van Eck Worldwide Insurance     97     156    210     362      34    102    174     362      *     102    174      362
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance     93     146    192     329      30    92     156     329      *     92     156      329
Trust - Worldwide Hard
Assets Fund

Van Kampen Life Investment      93     147    194     333      30    93     158     333      *     93     158      333
Trust - Morgan Stanley Real
Estate Securities Portfolio

Warburg Pincus Trust -          91     141    184     313      28    87     148     313      *     87     148      313
Growth & Income Portfolio

Warburg Pincus Trust -          95     151    201     345      32    97     165     345      *     97     165      345
International Equity
Portfolio

Warburg Pincus Trust -          96     153    205     352      33    99     169     352      *     99     169      352
Post-Venture Capital
Portfolio

*Annuitization is not permitted during the first two contract years.


SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as follows:
   -  Non-Qualified;
   -  Investment-only;

   - Individual Retirement Annuities, with contributions rolled-over or transferred from certain tax-qualified plans;

   -  Roth IRAs;
   - Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities; and
   -  Charitable Remainder Trusts.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                     MINIMUM INITIAL      MINIMUM
     CONTRACT        PURCHASE PAYMENT    SUBSEQUENT
       TYPE                               PAYMENTS
Non-Qualified            $10,000           $1,000
Investment-only         $100,000          $15,000
IRA                      $10,000           $1,000
Roth IRA                 $10,000           $1,000
Tax Sheltered            $10,000           $1,000
Annuity
Charitable               $10,000           $1,000
Remainder Trust

Subsequent purchase payments are not permitted in Oregon, and may not be permitted in other states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

                                   14 of 164

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.


Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide will deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.


An optional death benefit is available under the contract. If the contract owner elects the 5% Enhanced Death Benefit, Nationwide will deduct an additional charge equal to an annual rate of 0.05% of the daily net assets of the variable account (see "Death Benefit Payment").


Two Guaranteed Minimum Income Benefit options are available under the contract. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").


ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by a state or other governmental entity (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or an amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.


CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of a variable account charge which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE ADVISORY SERVICES, INC.

The contracts are distributed by the general distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.

                                   15 of 164

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on May 22, 1997, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.


The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities.


Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However,

                                   16 of 164
it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

   1) shares of a current underlying mutual fund are no longer available for investment; or

   2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus must be read in conjunction with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken for any reason before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities

                                   17 of 164
laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.


The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

  - New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
  - Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.
  - Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.
  - Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.



The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.20% of the daily net assets of the variable account.

The mortality risk charges compensate Nationwide for guaranteeing the annuity rate of the contracts. This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk charges compensate Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

                                   18 of 164

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.


CONTINGENT DEFERRED SALES CHARGE


No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC, as described below. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.


For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

 Number of Years from Date             CDSC
    of Purchase Payment             Percentage
             0                          7%
             1                          7%
             2                          6%
             3                          5%
             4                          4%
             5                          3%
             6                          2%
             7                          0%

The CDSC is used to cover sales expenses, including commissions (maximum of 6.25% of purchase payments), production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals before age 59-1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (a)  10% of all purchase payments; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     (1) upon the annuitization of contracts which have been in force for at least two years;

     (2)  upon payment of a death benefit; or

     (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

     (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

     (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

                                   19 of 164

Long Term Care Facility Provisions

No CDSC will be charged if:

   -  The third contract anniversary has passed; and

   - The contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, no CDSC will be charged if:

   - The contract owner has been diagnosed by a physician to have a terminal illness; and

   - Nationwide receives and records a letter from that physician indicating such diagnosis.


Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner does NOT own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.


PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

     (1) the time the contract is surrendered;

     (2) annuitization; or

     (3) such earlier date as Nationwide becomes subject to premium taxes.


Premium taxes may be deducted from death benefit proceeds.


OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

DEATH BENEFIT OPTION


If the contract owner chooses the 5% Enhanced Death Benefit, Nationwide will deduct a charge equal to an annual rate of 0.05% of the daily net assets of the variable account. This charge reimburses Nationwide for increased expenses and mortality risks.


5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

   (1)  the contract value; or

   (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS


The contract owner can purchase one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.



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                                   20 of 164

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

  -   on a Nationwide form;

  -   signed by the contract owner; and

  -   received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

  -   Joint owners can only be named for Non-Qualified Contracts;

  - Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;


  - The exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

  - An election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner;


  - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance (age 83 or younger if electing a Guaranteed Minimum Income Benefit), unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

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                                   21 of 164

'
BENEFICIARY AND CONTINGENT BENEFICIARY


The beneficiary is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.


The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                        MINIMUM INITIAL       MINIMUM
       CONTRACT         PURCHASE PAYMENT     SUBSEQUENT
         TYPE                                 PAYMENTS
Non-Qualified               $10,000            $1,000
Investment-only            $100,000           $15,000
IRA                         $10,000            $1,000
Roth IRA                    $10,000            $1,000
Tax Sheltered Annuity       $10,000            $1,000
Charitable Remainder        $10,000            $1,000
Trust

Subsequent purchase payments may not be permitted in states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING


Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase. The application and all necessary information must be complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.


Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day                 - Independence Day
-  Martin Luther King, Jr. Day    - Labor Day
-  Presidents' Day                - Thanksgiving
-  Good Friday                    - Christmas
-  Memorial Day

Nationwide also will not price purchase payments if:

   (1) trading on the New York Stock Exchange is restricted;

   (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.


Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.



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

ALLOCATION OF PURCHASE PAYMENTS


Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.


DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     1) the value of amounts allocated to the sub-accounts of the variable account; and

     2) amounts allocated to the fixed account; and

     3) amounts allocated to a Guaranteed Term Option.


If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts, and amounts from the fixed account and Guaranteed Term Options based on current cash values.


Determining Variable Account Value - Valuing an Accumulation Unit


Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.


Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     (a)  is:

          (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

     (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

     (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 1.20% to 1.70% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.


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

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:


     1) adding all amounts allocated to the fixed account, minus any amounts previously transferred or withdrawn; and


     2)   adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:


     1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

     2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and


     3)   subtracting charges deducted in accordance with the contract.

TRANSFERS


Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.


Transfer Requests


Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.


After annuitization, transfers may only be made on the anniversary of the annuitization date.


Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.


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                                   24 of 164

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

     - submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

     - submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE


Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.


Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

                                   25 of 164

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may take the CDSC from either:

     a)   the amount requested; or


     b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.


FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.




SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

     -    the participant dies;

     -    the participant retires;

     -    the participant terminates employment due to total disability; or

     - the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.



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                                   26 of 164

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59 1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.   The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                                   27 of 164

                CONTRACT     MAXIMUM OUTSTANDING LOAN
                VALUES       BALANCE ALLOWED

NON-ERISA       up to        up to 80% of contract
PLANS           $20,000      value (not more than
                             $10,000)

                $20,000      up to 50% of contract
                and over     value (not more than
                             $50,000*)

ERISA PLANS     All          up to 50% of contract
                             value (not more than
                             $50,000*)

* The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE


Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.


The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. It is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the NSAT-Money Market Fund unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     -    the contract is surrendered;

     -    the contract owner/annuitant dies;

     - the contract owner who is not the annuitant dies prior to annuitization; or

     -    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan

                                   28 of 164
agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.


Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.


Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING


Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Contract owners may participate in this program if their contract value is $10,000 or more. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

                                   29 of 164

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual funds: Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT Nationwide High Income Bond Fund, and NSAT Money Market Fund to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options. The minimum monthly transfer is $100.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.


Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund.


SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59-1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     1) 10% of all purchase payments made to the contract as of the withdrawal date;

     2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

     3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:

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

         CONTRACT OWNER'S           PERCENTAGE OF
               AGE                  CONTRACT VALUE

          Under age 59 1/2                5%
      Age 59 1/2 through age 61           7%
      Age 62 through age 64               8%
      Age 65 through age 74              10%
         Age 75 and over                 13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday" basis by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.


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                                   31 of 164

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

            -------------------------------------------------------
                      A VARIABLE PAYMENT ANNUITY MAY NOT BE
                      ELECTED WHEN EXERCISING A GUARANTEED
                         MINIMUM INCOME BENEFIT OPTION.
            -------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday" basis by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

- the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

- an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the

                                   32 of 164

Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:


     (a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;


     (b) is the reductions to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

     (1)  the application of additional purchase payments;

     (2)  surrenders; or

     (3)  transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2


The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.


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                                   33 of 164

GMIB Illustrations

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using a GMIB.

The illustrations assume the following:

     - An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;


     - There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);


     -    The contract is issued to a MALE at age 55, 65 or 70;

     - A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                                              7 Years in Accumulation
                                       $140,710.04 for GMIB at Annuitization

     Male Age at Issue         Male Age at Annuitization        GMIB Purchase Rate*             Monthly GMIB
             55                            62                         $4.72                         $664.15
             65                            72                         $5.96                         $838.63
             70                            77                         $5.79                         $955.42


                                             10 Years in Accumulation
                                       $162,889.46 for GMIB at Annuitization

     Male Age at Issue         Male Age at Annuitization        GMIB Purchase Rate*             Monthly GMIB
             55                            65                         $5.03                         $819.33
             65                            75                         $6.44                       $1,049.01
             70                            80                         $7.32                       $1,192.35


                                             15 Years in Accumulation
                                       $200,000.00 for GMIB at Annuitization

     Male Age at Issue         Male Age at Annuitization        GMIB Purchase Rate*             Monthly GMIB
             55                            70                         $5.66                       $1,132.00
             65                            80                         $7.32                       $1,464.00
             70                            85                         $8.18                       $1,636.00


*Guaranteed Monthly Benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.


The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.




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

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

     (1)  after the contract has been in effect for seven years; AND

     (2)  the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

     -    Life Annuity;

     -    Joint and Last Survivor Annuity; and

     -    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

     -    The GMIB must be elected at the time of application.

     - The annuitant must be age 83 or younger at the time the contract is issued.

The GMIB is irrevocable and will remain for as long as the contract remains in force.

--------------------------------------------------------------------------------
               IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING
                                 THE GMIB OPTION

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.


     - A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.


     - Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

     - The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.


     - Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

     -    GMIB may not be approved in all state jurisdictions.

--------------------------------------------------------------------------------



                                       33



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



ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.


No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.


DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS


If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.


If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

   (1)  in a lump sum;

   (2)  as an annuity; or

   (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death

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                                   36 of 164
benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.


If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of two death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

   (1)  proper proof of the annuitant's death;

   (2)  an election specifying the distribution method; and

   (3)  any state required form(s).


If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/ annuitant's spouse who is:

   (a)  eligible to continue the contract; and

   (b)  entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant's death.


One-Year Step Up Death Benefit (Standard Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

   (1)  the contract value;

   (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

   (3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

   (1)  the contract value; or

   (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

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                                   37 of 164

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

   1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

   2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

       a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

       b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

   a) the death of the annuitant will be treated as the death of a contract owner;

   b) any change of annuitant will be treated as the death of a contract owner; and

   c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES


Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the annuity payment option selected over a period not longer than:


   a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

   b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions will not be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.


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                                   38 of 164

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

   a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70-1/2; or

   b)  the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70-1/2.


Distribution commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by (a) the annuitant's life expectancy; or if applicable, (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary. The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.


If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

   a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70-1/2; or

   b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

Distributions from an Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70-1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

   a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

   b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

   a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

       1) treat the contract as an Individual Retirement Annuity established for his or her benefit; or

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                                   39 of 164

       2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70-1/2; or

   b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions will not be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

   a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

       1) treat the contract as a Roth IRA established for his or her benefit;
          or

       2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70-1/2; or

   b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.


Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").



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FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

Contract owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the contracts.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts.

Section 72 of the Internal Revenue Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Individual Retirement Annuities; (2) Roth IRAs; (3) Tax Sheltered Annuities; and
(4) Non-Qualified Contracts. Each type of annuity is discussed below.

Individual Retirement Annuities and Individual Retirement Accounts

Distributions from Individual Retirement Annuities and contracts owned by Individual Retirement Accounts are generally taxed when received. The excludable portion of each payment is based on the ratio between the amount by which non-deductible purchase payments to all the contracts exceeds prior non-taxable distributions from the contracts, and the total account balances in the contracts at the time of the distribution. The owner of these Individual Retirement Annuities or the annuitant under contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service:

   -   the amount of nondeductible purchase payments;

   -   the amount of any distributions;

   - the amount by which nondeductible purchase payments for all years exceed non-taxable distributions for all years; and

   - the total balance in all Individual Retirement Annuities and Individual Retirement Accounts.



Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five year rule and meets one of the following requirements:

   (i) it is made on or after the date on which the contract owner attains age 59-1/2;

   (ii) it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

   (iii) it is attributable to the contract owner's disability; or

   (iv) it is a qualified first-time home buyer distribution (as defined in Section 72(t)(2)(F) of the Internal Revenue Code).

If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA contains qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A non-qualified distribution is any distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

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Taxable distributions will not receive the same favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the contract is completely distributed, the balance will also be included in the contract owner's gross estate for tax purposes.

A change of the annuitant or contingent annuitant may be treated by the Internal Revenue Service as a taxable transaction.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula required by the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments (as determined pursuant to Section 72(d) of the Internal Revenue Code) until the full investment in the contract is recovered.
Thereafter all distributions are fully taxable.

Non-Qualified Contracts - Natural Persons as Contract Owners


The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment is excludable from taxable income based on the ratio between the contract owner's investment in the contract and the expected return on the contract until the investment has been recovered. Thereafter the entire amount is includible in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income and no additional payments are due after his or her death, then he or she may be entitled to a deduction for the balance of the unrecovered investment in the contract on his or her final income tax return.


Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the contract that is assigned or pledged; or for contracts issued after April 22, 1987, any portion of the contract transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during any 12 month period will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations.

Distributions before the annuitization date allocable to a portion of the contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on earnings from contributions made to the contract after February 28, 1986. There are exceptions for immediate annuities and certain contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium contract on which payments begin within one year of purchase. If this contract is issued as the result of an exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Internal Revenue Code Section 72 also assesses a penalty tax if a distribution is made before the contract owner reaches age 59-1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution:

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   1)    is the result of a contract owner's death;

   2)    is the result of a contract owner's disability;

   3) is one of a series of substantially equal periodic payments made over the life or life expectancy of the contract owner (or the joint lives or joint life expectancies of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner),

   4)    is for the purchase of an immediate annuity; or

   5)    is allocable to an investment in the contract before August 14, 1982.

A contract owner that wants to begin taking distributions to which the 10% tax penalty does not apply should forward a written request to Nationwide. Upon receipt of this written request, Nationwide will inform the contract owner of Nationwide's policies and procedures, as well as contract limitations. An election to begin taking these withdrawals will be irrevocable and may not be amended or changed.


In order to qualify as an annuity contract under Section 72 of the Internal Revenue Code, the contract must provide for distribution of the entire contract upon a contract owner's death. These rules are described in "Required Distributions for Non-Qualified Contracts."


The Internal Revenue Code requires that any election to receive an annuity instead of a lump sum payment be made within 60 days after the lump sum becomes payable (generally, within 60 days of the death of a contract owner or the annuitant). As long as the election is made within the 60 day period, each distribution will be taxable when it is paid. Upon the end of this 60 day period, if no election has been made, the entire amount of the lump sum will be subject to immediate tax, even if the payee decides at a later date to take the distribution as an annuity.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned (or, pursuant to Section 72(u) of the Internal Revenue Code, deemed to be owned) by individuals. Different rules apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons") are not treated as annuity contracts under the Internal Revenue Code. Specifically, they are not treated as annuity contracts for purposes of Section 72. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract to the contract owner.


This non-natural person rule does not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent for an individual is treated as owned by the individual. This would put the contract back under
Section 72, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.


The non-natural person rule also does not apply to contracts that are:

   a) acquired by the estate of a decedent by reason of the death of the decedent;

   b) issued in connection with certain qualified retirement plans and individual retirement plans;

   c)    used in connection with certain structured settlements;

   d) purchased by an employer upon the termination of certain qualified retirement plans; or

   e)    an immediate annuity.



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INDIVIDUAL RETIREMENT ANNUITIES AND TAX SHELTERED ANNUITIES

Contract owners looking for information on eligibility, limitations on permissible amounts of purchase payments, and the tax consequences of distributions from Individual Retirement Annuities and Tax Sheltered Annuities should contact a qualified adviser. The terms of each plan may limit the rights available under the contracts.

Section 403(b)(1)(E) of the Internal Revenue Code requires a contract issued as a Tax Sheltered Annuity to limit purchase payments for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Internal Revenue Code. This limit is increased from time to time to reflect increases in the cost of living. This limit may be reduced by deposits, contributions or payments made to another Tax Sheltered Annuity or other plan, contract or arrangement by or on behalf of the contract owner.

The Internal Revenue Code allows most distributions from Qualified Plans to be rolled into Individual Retirement Annuities. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, Individual Retirement Annuity, or an Individual Retirement Account. Distributions that may NOT be rolled over are those that are:

     a) one of a series of substantially equal annual (or more frequent) payments made:

          1)   over the life (or life expectancy) of the contract owner;

          2) over the joint lives (or joint life expectancies) of the contract owner and the contract owner's designated beneficiary; or

          3)   for a specified period of ten years or more; or

     b)   a required minimum distribution.

Any distribution that is eligible for rollover will be subject to federal tax withholding of 20% if the distribution is not rolled into an appropriate plan as described above.

Individual Retirement Accounts and Individual Retirement Annuities may not provide life insurance benefits. If the death benefit exceeds the greater of the contract's cash value or the sum of all purchase payments (less any surrenders), the contract could be considered life insurance. Consequently, the Internal Revenue Service could determine that the Individual Retirement Account or Individual Retirement Annuity does not qualify for the desired tax treatment.

ROTH IRAS

The contract may be purchased as a Roth IRA. For detailed information on purchasing and holding this contract as a Roth IRA, the contract owner should contact a financial adviser.

The Internal Revenue Code allows distributions from Individual Retirement Accounts and Individual Retirement Annuities to be rolled into Roth IRAs. The rollovers are subject to federal income tax as distributions from the Individual Retirement Account or Individual Retirement Annuity.


For rollovers from Individual Retirement Accounts or Individual Retirement Annuities, all of the income from the rollover will be required to be included in income in the year of the rollover distribution from the Individual Retirement Account or Individual Retirement Annuity.


A distribution from a Roth IRA that contains the proceeds of a rollover from an Individual Retirement Account or Individual Retirement Annuity within the preceding five years could be subject to a 10% penalty, even if the distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or Individual Retirement Annuity was made in 1998, and the income from that rollover was included in income ratably over a four year period, a distribution from the Roth IRA within four years of the rollover may result in the loss of the four year spread, subject to the amount


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deferred under the four year election to be taxed immediately.

WITHHOLDING


Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. Contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no mandatory taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required), or if it is an eligible rollover distribution. Mandatory back-up withholding rates are 31% of income that is distributed.


NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

   1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

   2)    provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

   1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

   2) the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

   -     a transfer of the contract from one contract owner to another; or

   -     a distribution to someone other than a contract owner.


Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.


Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

   a) an individual who is two or more generations younger than the contract owner; or

   b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

   - who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or


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   -     who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

PUERTO RICO

Under the Puerto Rico tax code, distributions from a Non-Qualified Contract before annuitization are treated as nontaxable return of principal until the principal is fully recovered. Thereafter all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income. A personal adviser should be consulted in these situations.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless

   -     the failure to diversify was accidental;

   -     the failure is corrected; and

   -     a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

   -     statements showing the contract's quarterly activity;

   - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;


   - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account.



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Contract owners should review these statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace computer systems so that the systems will function properly after December 31, 1999.


Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that supports our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put into place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, and elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.


Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000


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issues will be assigned to other technology-related projects.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.


In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide was named as a defendant in a lawsuit filed in New York state court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). In April 1998, Nationwide was named as a defendant in a lawsuit filed in Ohio state court similar to the Snyder case (David and Joan Mishler v. Nationwide Life Insurance Co.). In August 1998, Nationwide Mutual Insurance Company and Nationwide and the plaintiffs executed a stipulation of settlement and submitted it to the New York state court for approval. On August 20, 1998, the court in the Snyder case signed an order preliminarily approving a class for settlement purposes (which would include the Mishler case) and scheduled a fairness hearing for December 17, 1998. At that hearing, the court reviewed the fairness and reasonableness of the proposed settlement and issued a final order and judgment. The approved settlement provides for dismissal of both the Snyder and Mishler cases, bars class members from pursuing litigation against Nationwide Mutual Insurance Company and its affiliates, including Nationwide and its subsidiaries, relating to the allegations in the Snyder case, and provides class members with a potential value of approximately $100 million in policy adjustments, discounted premiums and discounted products.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs' petition to the federal appeals court for interlocutory review of the order denying class certification. On December 14, 1998, plaintiffs filed their petition for interlocutory review, on which the federal appeals court has not yet ruled. Nationwide intends to defend the case vigorously.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages.



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Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.


ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

   -  precious metals;
   -  real estate;
   -  stocks and bonds;
   -  closed-end funds;
   -  bank money market deposit accounts and passbook savings;
   -  CDs; and
   -  the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

   -  S&P 500;
   -  Shearson/Lehman Intermediate Government/Corporate Bond Index;
   -  Shearson/Lehman Long-Term Government/Corporate Bond Index;
   -  Donoghue Money Fund Average;
   -  U.S. Treasury Note Index;
   -  Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
   -  Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

   -  Lipper Analytical Services, Inc.;
   -  CDA/Wiesenberger;
   -  Morningstar;
   -  Donoghue's;
   -  magazines such as:
      - Money;
      - Forbes;
      - Kiplinger's Personal Finance Magazine;
      - Financial World;
      - Consumer Reports;
      - Business Week;
      - Time;
      - Newsweek;
      - National Underwriter;
      - News and World Report;
   -  LIMRA;
   -  Value;
   -  Best's Agent Guide;
   -  Western Annuity Guide;
   -  Comparative Annuity Reports;
   -  Wall Street Journal;
   -  Barron's;
   -  Investor's Daily;
   -  Standard & Poor's Outlook; and
   -  Variable Annuity Research & Data Service (The VARDS Report).


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


These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts


Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the charges that could be assessed to a contract if the maximum rider options are chosen (1.25%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, with base contract variable account charges of 1.25% and does not reflect CDSC. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1998. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.



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

                        SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


                                                                                              10 Years
                                                                                            or Date Fund
                                                                                            Available in    Date Fund
                                                                                            the Variable   Available in
                                                                 1 Year         5 Years        Account     the Variable
                        Sub-Account Option                     to 12/31/98    to 12/31/98    to 12/31/98     Account
       American Century Variable Portfolios, Inc. -              18.98%           N/A            20.45%        11/03/97
       American Century VP Income & Growth

       American Century Variable Portfolios, Inc. -              10.98%           N/A            10.24%        11/03/97
       American Century VP International

       American Century Variable Portfolios, Inc. -              -2.80%           N/A             0.19%        11/03/97
       American Century VP Value

       The Dreyfus Socially Responsible Growth Fund, Inc.        21.47%           N/A            20.07%        11/03/97

       Dreyfus Stock Index Fund, Inc.                            20.31%           N/A            20.91%        11/03/97

       Dreyfus Variable Investment Fund - Capital                22.29%           N/A            21.62%        11/03/97
       Appreciation Portfolio

       Fidelity VIP Equity-Income Portfolio:  Service Class       3.85%           N/A             6.46%        11/03/97

       Fidelity VIP Growth Portfolio:  Service Class             31.34%           N/A            26.84%        11/03/97

       Fidelity VIP  High Income Portfolio:  Service Class      -11.53%           N/A            -9.10%        11/03/97

       Fidelity VIP Overseas Portfolio:  Service Class            4.93%           N/A             3.27%        11/03/97

       Fidelity VIP II Contrafund Portfolio:  Service Class      22.01%           N/A            18.21%        11/03/97

       Fidelity VIP III Growth Opportunities Portfolio:          16.65%           N/A            18.32%        11/03/97
       Service Class

       Morgan Stanley Dean Witter Universal Funds, Inc. -       -33.53%           N/A           -27.20%        11/03/97
       Emerging Markets Debt Portfolio

       NSAT Capital Appreciation Fund                            22.04%           N/A            22.86%        11/03/97

       NSAT Government Bond Fund                                  1.25%           N/A             2.36%        11/03/97

       NSAT Money Market Fund                                    -2.33%           N/A            -1.38%        10/31/97

       NSAT Total Return Fund                                    10.30%           N/A            11.19%        11/03/97

       NSAT Nationwide Balanced Fund                              0.42%           N/A             1.52%        11/03/97

       NSAT Nationwide Equity Income Fund                         7.40%           N/A             7.88%        11/03/97

       NSAT Nationwide Global Equity Fund                        11.35%           N/A            10.70%        11/03/97

       NSAT Nationwide High Income Bond Fund                     -1.83%           N/A             0.30%        11/03/97

       NSAT Nationwide Multi-Sector Bond Fund                    -4.98%           N/A            -3.58%        11/03/97

       NSAT Nationwide Select Advisers Mid Cap Fund               3.12%           N/A             2.17%        11/03/97

       NSAT Nationwide Small Cap Value Fund                     -10.28%           N/A           -10.35%        11/03/97

       NSAT Nationwide Small Company Fund                        -6.54%           N/A            -8.84%        11/03/97

       NSAT Nationwide Strategic Growth Fund                      6.86%           N/A             7.82%        11/03/97



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

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)


                                                                                              10 Years
                                                                                            or Date Fund
                                                                                            Available in    Date Fund
                                                                                            the Variable   Available in
                                                                 1 Year         5 Years        Account     the Variable
                        Sub-Account Option                     to 12/31/98    to 12/31/98    to 12/31/98     Account
       NSAT Nationwide Strategic Value Fund                      -7.10%           N/A            -4.99%        11/03/97

       Neuberger Berman AMT Guardian Portfolio                   23.72%           N/A            25.60%        11/03/97

       Neuberger Berman AMT Mid-Cap Growth Portfolio             31.24%           N/A            45.66%        11/03/97

       Neuberger Berman AMT Partners Portfolio                   -3.39%           N/A            -1.80%        11/03/97

       Oppenheimer Variable Account Funds - Oppenheimer           4.66%           N/A            -0.50%        11/03/97
       Aggressive Growth Fund/VA

       Oppenheimer Variable Account Funds - Oppenheimer          16.15%           N/A            11.96%        11/03/97
       Capital Appreciation Fund/VA

       Oppenheimer Variable Account Funds - Oppenheimer          -2.91%           N/A            -0.24%        11/03/97
       Main Street Growth & Income Fund/VA

       Van Eck Worldwide Insurance Trust - Worldwide            -38.81%           N/A           -41.26%        11/03/97
       Emerging Markets Fund

       Van Eck Worldwide Insurance Trust - Worldwide Hard       -35.90%           N/A           -37.90%        11/03/97
       Assets Fund

       Van Kampen Life Investment Trust - Morgan Stanley        -18.14%           N/A           -13.47%        11/03/97
       Real Estate Securities Portfolio

       Warburg Pincus Trust - Growth & Income Portfolio           4.43%           N/A             7.31%        11/03/97

       Warburg Pincus Trust - International Equity Portfolio     -2.27%           N/A            -6.83%        11/03/97

       Warburg Pincus Trust - Post-Venture Capital Portfolio     -1.12%           N/A            -2.35%        11/03/97



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
$25,000 INITIAL INVESTMENT, VARIABLE ACCOUNT CHARGES OF 1.25%, NO CDSC

PLEASE NOTE: THE PERFORMANCE NUMBERS BELOW REFLECT THE DEDUCTION OF THE AMOUNT ASSESSED FOR THE BASE CONTRACT OF 1.25%. FOR CONTRACT OWNERS WHICH HAVE CHOSEN ONE OR MORE RIDER OPTIONS, THE FUND PERFORMANCE AS SHOWN BELOW WOULD BE REDUCED IN ACCORDANCE TO THE COSTS OF THE RIDER OPTIONS SELECTED.



                                                                                              10 Years
                                                                                            to 12/31/98
                                                                 1 Year        5 Years       or Life of     Date Fund
                        Sub-Account Option                     to 12/31/98   to 12/31/98        Fund        Effective
                                                                         -             -
       American Century Variable Portfolios, Inc. -              25.28%          N/A            29.07%         10/30/97
       American Century VP Income & Growth

       American Century Variable Portfolios, Inc. -              17.28%          N/A            10.90%         05/02/94
       American Century VP International

       American Century Variable Portfolios, Inc. -               3.50%          N/A            14.50%         05/01/96
       American Century VP Value

       The Dreyfus Socially Responsible Growth Fund, Inc.        27.77%         20.90%          21.45%         10/06/93

       Dreyfus Stock Index Fund, Inc.                            26.61%         22.04%          15.67%         09/29/89

       Dreyfus Variable Investment Fund - Capital                28.59%         22.04%          20.11%         04/05/93
       Appreciation Portfolio

       Fidelity VIP Equity-Income Portfolio: Service Class       10.15%         17.26%          14.17%         10/09/86

       Fidelity VIP Growth Portfolio: Service Class              37.64%         20.19%          17.89%         10/09/86

       Fidelity VIP  High Income Portfolio: Service Class        -5.62%          7.40%           9.74%         09/19/85



                                       50

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

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)


                                                                                              10 Years
                                                                                            to 12/31/98
                                                                 1 Year        5 Years       or Life of     Date Fund
                        Sub-Account Option                     to 12/31/98   to 12/31/98        Fund        Effective
       Fidelity VIP Overseas Portfolio: Service Class            11.23%          8.31%           8.69%         01/28/87

       Fidelity VIP II Contrafund Portfolio: Service Class       28.31%          N/A            27.02%         01/03/95

       Fidelity VIP III Growth Opportunities Portfolio:          22.95%          N/A            24.68%         01/03/95
       Service Class

       Morgan Stanley Dean Witter Universal Funds, Inc. -       -29.28%          N/A           -20.08%         01/16/97
       Emerging Markets Debt Portfolio

       NSAT Capital Appreciation Fund                            28.34%         21.56%          17.86%         04/15/92

       NSAT Government Bond Fund                                  7.55%          5.93%           7.98%         11/08/82

       NSAT Money Market Fund                                     3.97%          3.74%           4.12%         11/30/81

       NSAT Total Return Fund                                    16.60%         17.94%          14.00%         11/08/82

       NSAT Nationwide Balanced Fund                              6.72%          N/A             6.86%         10/31/97

       NSAT Nationwide Equity Income Fund                        13.70%          N/A            13.12%         10/31/97

       NSAT Nationwide Global Equity Fund                        17.65%          N/A            15.90%         10/31/97

       NSAT Nationwide High Income Bond Fund                      4.47%          N/A             5.66%         10/31/97

       NSAT Nationwide Multi-Sector Bond Fund                     1.32%          N/A             1.85%         10/31/97

       NSAT Nationwide Select Advisers Mid Cap Fund               9.42%          N/A             7.50%         10/31/97

       NSAT Nationwide Small Cap Value Fund                      -4.28%          N/A            -5.18%         10/31/97

       NSAT Nationwide Small Company Fund                        -0.25%          N/A            15.87%         10/23/95

       NSAT Nationwide Strategic Growth Fund                     13.16%          N/A            13.07%         10/31/97

       NSAT Nationwide Strategic Value Fund                      -0.87%          N/A             0.46%         10/31/97

       Neuberger Berman AMT Guardian Portfolio                   30.02%          N/A            30.83%         11/03/97

       Neuberger Berman AMT Mid-Cap Growth Portfolio             37.54%          N/A            50.77%         11/03/97

       Neuberger Berman AMT Partners Portfolio                    2.91%          N/A            18.22%         03/22/94

       Oppenheimer Variable Account Funds - Oppenheimer          10.96%         11.66%          14.68%         08/15/86
       Aggressive Growth Fund/VA

       Oppenheimer Variable Account Funds - Oppenheimer          22.45%         20.59%          15.41%         04/03/85
       Capital Appreciation Growth Fund/VA

       Oppenheimer Variable Account Funds - Oppenheimer           3.39%          N/A            25.42%         07/05/95
       Main Street Growth & Income Fund/VA

       Van Eck Worldwide Insurance Trust - Worldwide            -34.95%          N/A           -10.95%         12/21/95
       Emerging Markets Fund

       Van Eck Worldwide Insurance Trust - Worldwide Hard       -31.83%         -4.48%           0.82%         09/01/89
       Assets Fund

       Van Kampen Life Investment Trust - Morgan Stanley        -12.73%          N/A            13.65%         07/03/95
       Real Estate Securities Portfolio

       Warburg Pincus Trust - Growth & Income Portfolio          10.73%          N/A            12.56%         10/31/87

       Warburg Pincus Trust - International Equity Portfolio      4.03%          N/A             4.40%         06/30/95

       Warburg Pincus Trust - Post-Venture Capital Portfolio      5.18%          N/A             6.21%         09/30/96

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Select Advisers Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, no sub-account performance is available.



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




          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Financial Statements...........................................................4

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

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS STOCK INDEX FUND, INC.
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies.

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

The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     CAPITAL APPRECIATION PORTFOLIO
     Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.


FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Advisers serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO:  SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The

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

     Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO:  SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO:  SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

       - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

       - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO:  SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND PORTFOLIO:  SERVICE CLASS
     Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock,

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


     but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO:  SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.


MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
Morgan Stanley Dean Witter Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.


     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.


     CAPITAL APPRECIATION FUND
     Investment Objective: Long-term capital appreciation.


     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.


     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

                                   58 of 164

     SUBADVISED NATIONWIDE FUNDS

       NATIONWIDE BALANCED FUND
       Subadviser:  Salomon Brothers Asset Management, Inc.
       Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser, Salomon Brothers Asset Management, Inc., will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.

       NATIONWIDE EQUITY INCOME FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.

       NATIONWIDE GLOBAL EQUITY FUND
       Subadviser:  J. P. Morgan Investment Management Inc.
       Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc., intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

       NATIONWIDE HIGH INCOME BOND FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality).

                                   59 of 164

       Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.

       NATIONWIDE MULTI SECTOR BOND FUND
       Subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited
       Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser, Salomon Brothers Asset Management, Inc. broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities. The Subadviser has entered into a subadvisory agreement with its London based affiliate, Salomon Brothers Asset Management Limited, pursuant to which the subadviser has delegated to Salomon Brothers Asset Management Limited responsibility for management of the Fund's investments in non-dollar denominated debt securities and currency transactions.

       NATIONWIDE SELECT ADVISERS MID CAP FUND
       Subadvisers: First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates
       Investment Objective: Capital appreciation by investing primarily in equity securities of medium-sized companies (market capitalization between $500 million and $7 billion). Under normal market conditions, the Fund will invest in equity securities consisting of common stock, preferred stock and securities convertible into common stocks, including convertible preferred stock and convertible bonds. NAS has chosen the Fund's subadvisers because they utilize a number of different investment styles. In utilizing these different styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.


       NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND
       Subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.
       Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

       NATIONWIDE SMALL CAP VALUE FUND
       Subadviser:  The Dreyfus Corporation
       Investment Objective: The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investments are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

                                   60 of 164

       NATIONWIDE SMALL COMPANY FUND
       Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.
       Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.


       NATIONWIDE STRATEGIC GROWTH FUND
       Subadviser:  Strong Capital Management Inc.
       Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

       NATIONWIDE STRATEGIC VALUE FUND
       Subadviser: Strong Capital Management Inc./Schafer Capital Management
       Inc.
       Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust ("NB AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of NB AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Growth Portfolios of NB AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger Berman Management Incorporated ("NB Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special

                                   61 of 164

Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.) The investment advisor is NB Management.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. NB Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that NB Management believes have the potential for long-term, above-average capital appreciation. Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by NB Management to be of comparable quality. Securities that are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As a part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.


     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY "OPPENHEIMER CAPITAL APPRECIATION FUND")
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY "OPPENHEIMER GROWTH
     FUND")
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY "OPPENHEIMER GROWTH & INCOME FUND")
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments

                                   62 of 164
     will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals.
     Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management Inc. serves as the Fund's investment adviser.

     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST
The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg").

                                   63 of 164

     GROWTH & INCOME PORTFOLIO
     Investment Objective: Long-term growth of capital and income by investing primarily in dividend-paying equity securities. Under normal market conditions, the Portfolio will invest substantially all of its asset in equity securities that Warburg considers to be relatively undervalued based upon research and analysis, taking into account factors such as price/book ratio, price/cash flow ratio, earnings growth, debt/capital ratio and multiples of earnings of comparable securities. Although the Portfolio may hold securities of any size, it currently expects to focus on companies with market capitalizations of $1 billion or greater at the time of initial purchase.

     INTERNATIONAL EQUITY PORTFOLIO
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     POST-VENTURE CAPITAL PORTFOLIO
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

                                   64 of 164

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.


                                                NO OPTIONAL DEATH BENEFITS
                   (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

      UNDERLYING MUTUAL      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
      FUND                   VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD

      American Century             10.000000           12.431326          24.31%               1,366         1998
      Variable Portfolios,
      Inc. - American
      Century VP Income &
      Growth - Q

      American Century             10.000000           12.431326          24.31%               1,176         1998
      Variable Portfolios,
      Inc. - American
      Century VP Income &
      Growth - NQ

      American Century             10.000000           10.904652           9.05%                   0         1998
      Variable Portfolios,
      Inc. - American
      Century VP
      International - Q

      American Century             10.000000           10.904652           9.05%                 223         1998
      Variable Portfolios,
      Inc. - American
      Century VP
      International - NQ

      American Century             10.000000           11.497731          14.98%                   3         1998
      Variable Portfolios,
      Inc. - American
      Century VP Value - Q

      American Century             10.000000           11.497731          14.98%               1,306         1998
      Variable Portfolios,
      Inc. - American
      Century VP Value - NQ

      The Dreyfus Socially         10.000000           12.758878          27.59%                 925         1998
      Responsible Growth
      Fund, Inc. - Q

      The Dreyfus Socially         10.000000           12.758878          27.59%               2,098         1998
      Responsible Growth
      Fund, Inc. - NQ


                                   65 of 164


      UNDERLYING MUTUAL         ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF        YEAR
      FUND                      VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                                BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                                PERIOD                                                      PERIOD

      Dreyfus Stock Index          10.000000           12.367188          23.67%               3,618         1998
      Fund, Inc. - Q

      Dreyfus Stock Index          10.000000           12.367188          23.67%              26,086         1998
      Fund, Inc. - NQ

      Dreyfus Variable             10.000000           12.207586          22.08%                 390         1998
      Investment Fund -
      Capital Appreciation
      Portfolio - Q

      Dreyfus Variable             10.000000           12.207586          22.08%               2,910         1998
      Investment Fund -
      Capital Appreciation
      Portfolio - NQ

      Fidelity VIP                 10.000000           11.850451          18.50%               3,974         1998
      Equity-Income
      Portfolio: Service
      Class - Q

      Fidelity VIP                 10.000000           11.850451          18.50%                 776         1998
      Equity-Income
      Portfolio: Service
      Class - NQ

      Fidelity VIP Growth          10.000000           13.015101          30.15%              10,429         1998
      Portfolio: Service
      Class - Q

      Fidelity VIP Growth                                                                                    1998
      Portfolio: Service           10.000000           13.015101          30.15%                   0         1997
      Class - NQ

      Fidelity VIP High            10.000000           10.384114           3.84%                 991         1998
      Income Portfolio:
      Service Class - Q

      Fidelity VIP High            10.000000           10.384114           3.84%               1,251         1998
      Income Portfolio:
      Service Class - NQ

      Fidelity VIP                 10.000000           11.296846          12.97%               3,385         1998
      Overseas Portfolio:
      Service Class - Q


                                   66 of 164


      UNDERLYING MUTUAL          ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF       YEAR
      FUND                       VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                                 BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                                 PERIOD                                                      PERIOD
      Fidelity VIP                 10.000000           11.296846          12.97%                 811         1998
      Overseas Portfolio:
      Service Class - NQ

      Fidelity VIP II              10.000000           12.602507          26.03%               1,641         1998
      Contrafund
      Portfolio: Service
      Class - Q

      Fidelity VIP II              10.000000           12.602507          26.03%              10,719         1998
      Contrafund
      Portfolio: Service
      Class - NQ

      Fidelity VIP III             10.000000           12.421717          24.22%                   1         1998
      Growth Opportunities
      Portfolio: Service
      Class - Q

      Fidelity VIP III             10.000000           12.421717          24.22%               2,338         1998
      Growth Opportunities
      Portfolio: Service
      Class - NQ

      Morgan Stanley Dean          10.000000           11.400149          14.00%                   0         1998
      Witter Universal
      Funds, Inc. -
      Emerging Markets
      Debt Portfolio - Q

      Morgan Stanley Dean          10.000000           11.400149          14.00%                 593         1998
      Witter Universal
      Funds, Inc. -
      Emerging Markets
      Debt Portfolio - NQ

      NSAT Capital                 10.000000           12.392954          23.93%                  35         1998
      Appreciation Fund - Q

      NSAT Capital                 10.000000           12.392954          23.93%               2,724         1998
      Appreciation Fund - NQ

      NSAT Government Bond         10.000000           10.174058           1.74%                  10         1998
      Fund - Q


                                   67 of 164


     UNDERLYING MUTUAL           ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF        YEAR
     FUND                        VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                                 BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                                 PERIOD                                                      PERIOD

     NSAT Government Bond         10.000000           10.174058           1.74%               1,172           1998
     Fund - NQ

     NSAT Money Market            10.000000           10.126097           1.26%                   0           1998
     Fund - Q*

     NSAT Money Market            10.000000           10.126097           1.26%              48,756           1998
     Fund - NQ*

     NSAT Total Return            10.000000           11.968910          19.69%                 335           1998
     Fund - Q

     NSAT Total Return            10.000000           11.968910          19.69%               2,349           1998
     Fund - NQ

     NSAT Nationwide              10.000000           10.772545           7.73%                   2           1998
     Balanced Fund - Q

     NSAT Nationwide              10.000000           10.772545           7.73%                 842           1998
     Balanced Fund - NQ

     NSAT Nationwide              10.000000           11.927845          19.28%                   0           1998
     Equity Income Fund - Q

     NSAT Nationwide              10.000000           11.927845          19.28%               1,552           1998
     Equity Income Fund - NQ

     NSAT Nationwide High         10.000000           10.558563           5.59%                  19           1998
     Income Bond Fund - Q

     NSAT Nationwide High         10.000000           10.558563           5.59%               1,154           1998
     Income Bond Fund - NQ

     NSAT Nationwide              10.000000           10.475252           4.75%                   0           1998
     Multi-Sector Bond
     Fund - Q

     NSAT Nationwide              10.000000           10.475252           4.75%               1,706           1998
     Multi-Sector Bond
     Fund - NQ


                                   68 of 164


     UNDERLYING MUTUAL          ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF          YEAR
     FUND                       VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                                BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                                PERIOD                                                      PERIOD

     NSAT Nationwide              10.000000           12.586199          25.86%               1,749            1998
     Small Cap Value Fund - Q

     NSAT Nationwide              10.000000           12.586199          25.86%               1,878            1998
     Small Cap Value Fund
     - NQ

     NSAT Nationwide              10.000000           12.016781          20.17%                   3            1998
     Small Company Fund -
     Q

     NSAT Nationwide              10.000000           12.016781          20.17%                   0            1998
     Small Company Fund -
     NQ

     NSAT Nationwide              10.000000           12.477330          24.77%                 853            1998
     Strategic Value Fund - Q

     NSAT Nationwide              10.000000           12.477330          24.77%                   0            1998
     Strategic Value Fund - NQ

     Neuberger Berman AMT         10.000000           12.307946          23.08%                  29            1998
     Guardian Portfolio - Q

     Neuberger Berman AMT         10.000000           12.307946          23.08%                   0            1998
     Guardian Portfolio - NQ

     Neuberger Berman AMT         10.000000           13.702754          37.03%                   0            1998
     Mid-Cap Growth
     Portfolio - Q

     Neuberger Berman AMT         10.000000           13.702754          37.03%               1,744            1998
     Mid-Cap Growth
     Portfolio - NQ

     Neuberger Berman AMT         10.000000           11.821068          18.21%                 874            1998
     Partners Portfolio - Q


                                   69 of 164


     UNDERLYING MUTUAL          ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
     FUND                       VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                                BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                                PERIOD                                                      PERIOD

     Neuberger Berman AMT         10.000000           11.821068          18.21%               1,913             1998
     Partners Portfolio - NQ

     Oppenheimer Variable         10.000000           12.961315          29.61%                  47             1998
     Account Funds -
     Oppenheimer
     Aggressive Growth
     Fund/VA - Q

     Oppenheimer Variable         10.000000           12.961315          29.61%               1,383             1998
     Account Funds -
     Oppenheimer
     Aggressive Growth
     Fund/VA - NQ

     Oppenheimer Variable         10.000000           12.752843          27.53%                   1             1998
     Account Funds -
     Oppenheimer Capital
     Appreciation Fund/VA - Q

     Oppenheimer Variable         10.000000           12.752843          27.53%               2,543             1998
     Account Funds -
     Oppenheimer Capital
     Appreciation Fund/VA - NQ

     Oppenheimer Variable         10.000000           12.149185          21.49%                 806             1998
     Account Funds -
     Oppenheimer Main
     Street Growth &
     Income Fund/VA - Q

     Oppenheimer Variable         10.000000           12.149185          21.49%               1,940             1998
     Account Funds -
     Oppenheimer Main
     Street Growth &
     Income Fund/VA - NQ

     Van Eck Worldwide            10.000000           12.101814          21.02%                   0             1998
     Insurance Trust -
     Worldwide Emerging
     Markets Fund - Q

                                   70 of 164


     UNDERLYING MUTUAL            ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
     FUND                         VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                                  BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                                  PERIOD                                                      PERIOD
     Van Eck Worldwide            10.000000           12.101814          21.02%               1,018               1998
     Insurance Trust -
     Worldwide Emerging
     Markets Fund - NQ

     Van Kampen  Life             10.000000           10.740684           7.41%                   3               1998
     Investment Trust -
     Morgan Stanley Real
     Estate Securities
     Portfolio - Q

     Van Kampen Life              10.000000           10.740684           7.41%               2,201               1998
     Investment Trust -
     Morgan Stanley Real
     Estate Securities
     Portfolio - NQ

     Warburg Pincus Trust         10.000000           11.688738          16.89%                  25               1998
     - Growth & Income
     Portfolio - Q

     Warburg Pincus Trust         10.000000           11.688738          16.89%                   0               1998
     - Growth & Income
     Portfolio - NQ

     Warburg Pincus Trust         10.000000           12.739606          27.40%                   3               1998
     - Post-Venture
     Capital Portfolio - Q

     Warburg Pincus Trust         10.000000           12.739606          27.40%                   0               1998
     - Post-Venture
     Capital Portfolio - NQ



*The 7 day yield for the NSAT Money Market Fund as of December 31, 1998 was
3.57%.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Select Advisers Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, no Condensed Financial Information is available.

                                   71 of 164


                                          OPTIONAL 5% ENHANCED DEATH BENEFIT
                   (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

     UNDERLYING MUTUAL           ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
     FUND                        VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                                 BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                                 PERIOD                                                      PERIOD

     American Century             10.000000           11.495807          14.96%                   0              1998
     Variable Portfolios,
     Inc - American
     Century VP Value - Q

     American Century             10.000000           11.495807          14.96%                 322              1998
     Variable Portfolios,
     Inc - American
     Century VP Value - NQ

     The Dreyfus Socially         10.000000           12.756741          27.57%               1,342              1998
     Responsible Growth
     Fund, Inc. - Q

     The Dreyfus Socially         10.000000           12.756741          27.57%                   0              1998
     Responsible Growth
     Fund, Inc. - NQ

     Dreyfus Stock Index          10.000000           12.365124          23.65%               1,241              1998
     Fund, Inc. - Q

     Dreyfus Stock Index          10.000000           12.365124          23.65%               1,686              1998
     Fund, Inc. - NQ

     Fidelity VIP                 10.000000           11.848469          18.48%                 739              1998
     Equity-Income
     Portfolio: Service
     Class - Q

     Fidelity VIP                 10.000000           11.848469          18.48%               1,549              1998
     Equity-Income
     Portfolio: Service
     Class - NQ

     Fidelity VIP Growth          10.000000           13.012933          30.13%                  41              1998
     Portfolio: Service
     Class - Q

     Fidelity VIP Growth          10.000000           13.012933          30.13%               1,201              1998
     Portfolio: Service
     Class - NQ


                                   72 of 164


     UNDERLYING MUTUAL           ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
     FUND                        VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                                 BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                                 PERIOD                                                      PERIOD

     Morgan Stanley Dean          10.000000           11.398245          13.98%                 154              1998
     Witter Universal
     Funds, Inc. -
     Emerging Markets
     Debt Portfolio - Q

     Morgan Stanley Dean          10.000000           11.398245          13.98%                   0              1998
     Witter Universal
     Funds, Inc. -
     Emerging Markets
     Debt Portfolio - NQ

     NSAT Capital                 10.000000           12.390885          23.91%                 203              1998
     Appreciation Fund - Q

     NSAT Capital                 10.000000           12.390885          23.91%                   0              1998
     Appreciation Fund - NQ

     NSAT Government Bond         10.000000           10.172348           1.72%                 997              1998
     Fund - Q

     NSAT Government Bond         10.000000           10.172348           1.72%                 598              1998
     Fund - NQ

     NSAT Total Return            10.000000           11.966903          19.67%               1,038              1998
     Fund - Q

     NSAT Total Return            10.000000           11.966903          19.67%                 137              1998
     Fund - NQ

     NSAT Nationwide              10.000000          11.745400           17.45%                 155              1998
     Global Equity Fund - Q

     NSAT Nationwide              10.000000          11.745400           17.45%                 143              1998
     Global Equity Fund - NQ


                                   73 of 164


     UNDERLYING MUTUAL           ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
     FUND                        VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                                 BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                                 PERIOD                                                      PERIOD

     NSAT Nationwide High         10.000000           10.556787           5.57%                   0              1998
     Income Bond Fund - Q

     NSAT Nationwide High         10.000000           10.556787           5.57%                 151              1998
     Income Bond Fund - NQ

     NSAT Nationwide              10.000000           10.473496           4.73%                   0              1998
     Multi-Sector Bond
     Fund - Q

     NSAT Nationwide              10.000000           10.473496           4.73%                 153              1998
     Multi-Sector Bond
     Fund - NQ

     NSAT Nationwide              10.000000           12.584102          25.84%                   0              1998
     Small Cap Value Fund - Q

     NSAT Nationwide              10.000000           12.584102          25.84%                 310              1998
     Small Cap Value Fund - NQ

     Neuberger Berman AMT         10.000000           11.819096          18.19%                   7              1998
     Partners Portfolio - Q

     Neuberger Berman AMT         10.000000           11.819096          18.19%                 789              1998
     Partners Portfolio - NQ

     Oppenheimer Variable         10.000000           12.959156          29.59%                 147              1998
     Account Funds -
     Oppenheimer
     Aggressive Growth
     Fund/VA - Q

     Oppenheimer Variable         10.000000           12.959156          29.59%                 678             1998
     Account Funds -
     Oppenheimer
     Aggressive Growth
     Fund/VA - NQ


                                   74 of 164


      UNDERLYING MUTUAL          ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
      FUND                       VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                                 BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                                 PERIOD                                                      PERIOD

      Oppenheimer Variable         10.000000           12.750719          27.51%                 482             1998
      Account Funds -
      Oppenheimer Capital
      Appreciation Fund/VA - Q

      Oppenheimer Variable         10.000000           12.750719          27.51%                   0             1998
      Account Funds -
      Oppenheimer Capital
      Appreciation Fund/VA
      - NQ

      Oppenheimer Variable         10.000000           12.147153          21.47%                   9             1998
      Account Funds -
      Oppenheimer Main
      Street Growth &
      Income Fund/VA - Q

      Oppenheimer Variable         10.000000           12.147153          21.47%                   0             1998
      Account Funds -
      Oppenheimer Main
      Street Growth &
      Income Fund/VA - NQ

      Warburg Pincus Trust         10.000000           11.686779          16.87%                 499             1998
      - Growth & Income
      Portfolio - Q

      Warburg Pincus Trust         10.000000           11.686779          16.87%                   0             1998
      - Growth & Income
      Portfolio - Q

      Warburg Pincus Trust         10.000000           12.737475          27.37%                 487             1998
      - Post Venture
      Capital Portfolio - Q

      Warburg Pincus Trust         10.000000           12.737475          27.37%                   0             1998
      - Post Venture
      Capital Portfolio - Q





The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Select Advisers Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, no Condensed Financial Information is available.

                                   75 of 164

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 1999


                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT- 9


This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1999. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                           PAGE
     General Information and History..........................................1
     Services.................................................................1
     Purchase of Securities Being Offered.....................................2
     Underwriters.............................................................2
     Calculations of Performance..............................................2
     Annuity Payments.........................................................3
     Financial Statements.....................................................4

GENERAL INFORMATION AND HISTORY


Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide 's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $98.28 billion as of December 31, 1998.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

                                   76 of 164

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. No underwriting commissions have been paid by Nationwide to NAS.

CALCULATIONS OF PERFORMANCE


Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The NSAT Money Market Fund's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT Money Market Fund. As of December 31, 1998 the yield and effective yield for the NSAT Money Market Fund was 3.57% and 3.63% respectively.


The NSAT Money Market Fund's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the NSAT Money Market Fund determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.


All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of variable account charges of 1.70% which includes the optional 5% Enhanced Death Benefit and the Guaranteed Minimum Income Benefit Option 1. No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.


The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover

                                   77 of 164
periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.


Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                   78 of 164

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for the year then ended and the period November 3, 1997 (commencement of operations) through December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-9 as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for the year then ended and the period November 3, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio

February 5, 1999

                          NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1998


ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         6,808,423 shares (cost $41,583,538) ........................................   $   46,161,106
      American Century VP - American Century VP International (ACVPInt)
         6,855,908 shares (cost $51,855,024) ........................................       52,242,021
      American Century VP - American Century VP Value (ACVPValue)
         3,217,095 shares (cost $21,777,436) ........................................       21,651,051
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         1,248,565 shares (cost $35,462,984) ........................................       38,805,415
      Dreyfus Stock Index Fund (DryStkIx)
         9,577,288 shares (cost $279,024,199) .......................................      311,453,398
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         1,589,914 shares (cost $52,116,562) ........................................       57,411,798
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         7,742,140 shares (cost $188,934,420) .......................................      196,572,937
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS)
         2,439,295 shares (cost $92,723,883) ........................................      109,329,206
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS)
         8,982,394 shares (cost $109,103,276) .......................................      103,387,351
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         1,311,658 shares (cost $25,776,988) ........................................       26,272,515
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)
         5,268,891 shares (cost $110,700,033) .......................................      128,666,318
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         4,400,750 shares (cost $88,712,986) ........................................      100,601,146
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         533,017 shares (cost $4,220,740) ...........................................        3,251,406
      Nationwide SAT - Balanced Fund (NSATBal)
         3,702,529 shares (cost $38,838,888) ........................................       39,172,762
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         7,353,398 shares (cost $180,569,944) .......................................      195,526,840
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         1,115,255 shares (cost $11,913,630) ........................................       12,791,978
      Nationwide SAT - Global Equity Fund (NSATGlobEq)
         1,278,862 shares (cost $14,086,471) ........................................       15,026,629
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         11,611,591 shares (cost $135,670,425) ......................................      135,739,496
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         2,988,003 shares (cost $30,639,154) ........................................       29,999,551
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         190,044,189 shares (cost $190,044,189) .....................................      190,044,189

      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         3,559,456 shares (cost $35,711,253) ..................................       34,953,863
      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         663,376 shares (cost $6,840,714) .....................................        7,244,064
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         3,132,624 shares (cost $29,764,563) ..................................       29,728,605
      Nationwide SAT - Small Company Fund (NSATSmCo)
         2,686,535 shares (cost $42,607,479) ..................................       43,011,428
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         746,793 shares (cost $7,919,572) .....................................        8,737,474
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         1,344,546 shares (cost $13,728,595) ..................................       13,606,806
      Nationwide SAT - Total Return Fund (NSATTotRe)
         15,536,927 shares (cost $281,022,843) ................................      285,879,460
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         2,338,020 shares (cost $31,751,426) ..................................       32,358,203
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         1,748,395 shares (cost $23,894,825) ..................................       28,358,964
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         5,754,650 shares (cost $111,859,485) .................................      108,935,530
      Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
         610,901 shares (cost $25,670,049) ....................................       27,386,693
      Oppenheimer VAF - Growth Fund (OppGro)
         1,127,365 shares (cost $37,003,995) ..................................       41,340,470
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
         2,521,659 shares (cost $51,774,563) ..................................       51,643,569
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         664,975 shares (cost $5,629,404) .....................................        4,734,621
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         222,585 shares (cost $2,130,378) .....................................        2,047,778
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         1,308,962 shares (cost $19,243,692) ..................................       18,011,317
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         1,140,740 shares (cost $12,673,239) ..................................       13,095,697
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         1,439,870 shares (cost $16,523,314) ..................................       15,824,169
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         552,506 shares (cost $6,237,564) .....................................        6,508,526
                                                                                  --------------
            Total investments .................................................    2,587,514,350
   Accounts receivable ........................................................        1,282,585
                                                                                  --------------
            Total assets ......................................................    2,588,796,935
ACCOUNTS PAYABLE ..............................................................               --
                                                                                  --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ..............................................   $2,588,796,935
                                                                                  ==============


See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997


                                                                 TOTAL                                ACVPIncGr
                                                   ----------------------------------    ----------------------------------
                                                         1998               1997               1998               1997
                                                   ---------------    ---------------    ---------------    ---------------

INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $    20,037,926            184,101            220,567                 --
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (6,687,096)           (26,321)          (104,919)              (119)
    Asset fee @ 1.00% rate .....................        (4,480,001)           (13,431)           (64,746)               (83)
    Asset fee @ 1.05% rate .....................        (1,009,646)            (4,753)           (13,006)               (29)
    Asset fee @ 1.10% rate .....................              (909)                --                (46)                --
    Asset fee @ 1.15% rate .....................              (244)                --                (14)                --
    Asset fee @ 1.20% rate .....................            (1,510)                --                (19)                --
    Asset fee @ 1.25% rate .....................              (131)                --                 --                 --
    Asset fee @ 1.30% rate .....................               (50)                --                 --                 --
    Asset fee @ 1.35% rate .....................               (37)                --                 --                 --
                                                   ---------------    ---------------    ---------------    ---------------
  Net investment activity ......................         7,858,302            139,596             37,817               (231)
                                                   ---------------    ---------------    ---------------    ---------------

 Proceeds from mutual fund shares sold .........       147,138,081          1,928,035            299,469              3,255
 Cost of mutual fund shares sold ...............      (151,277,931)        (1,932,025)          (260,801)            (3,092)
                                                   ---------------    ---------------    ---------------    ---------------
  Realized gain (loss) on investments ..........        (4,139,850)            (3,990)            38,668                163
 Change in unrealized gain (loss) on investments       121,513,304            259,323          4,570,573              6,996
                                                   ---------------    ---------------    ---------------    ---------------
  Net gain (loss) on investments ...............       117,373,454            255,333          4,609,241              7,159
                                                   ---------------    ---------------    ---------------    ---------------
 Reinvested capital gains ......................        27,066,537            478,503              9,256                 --
                                                   ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........       152,298,293            873,432          4,656,314              6,928
                                                   ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     2,421,579,829         81,649,336         34,231,141            389,541
 Transfers between funds .......................                --                 --          7,880,597             61,740
 Redemptions ...................................       (66,628,531)          (339,129)        (1,021,174)              (635)
 Contingent deferred sales charges (note 2) ....          (676,512)              (409)            (7,094)                --
 Adjustments to maintain reserves ..............            38,184              2,442            (27,089)                 5
                                                   ---------------    ---------------    ---------------    ---------------
    Net equity transactions ....................     2,354,312,970         81,312,240         41,056,381            450,651
                                                   ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     2,506,611,263         82,185,672         45,712,695            457,579
Contract owners' equity beginning of period ....        82,185,672                 --            457,579                 --
                                                   ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ..........   $ 2,588,796,935         82,185,672         46,170,274            457,579
                                                   ===============    ===============    ===============    ===============


                                                                ACVPInt                               ACVPValue
                                                   ----------------------------------    ----------------------------------
                                                         1998               1997               1998               1997
                                                   ---------------    ---------------    ---------------    ---------------

INVESTMENT ACTIVITY:
 Reinvested dividends ..........................            26,394                 --             28,096                 --
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................          (135,323)              (169)           (68,970)              (235)
    Asset fee @ 1.00% rate .....................           (74,971)               (58)           (44,443)              (348)
    Asset fee @ 1.05% rate .....................           (14,635)               (20)            (8,106)               (55)
    Asset fee @ 1.10% rate .....................                (9)                --                 (4)                --
    Asset fee @ 1.15% rate .....................                (9)                --                 --                 --
    Asset fee @ 1.20% rate .....................                (2)                --                (24)                --
    Asset fee @ 1.25% rate .....................                --                 --                 (2)                --
    Asset fee @ 1.30% rate .....................                --                 --                 --                 --
    Asset fee @ 1.35% rate .....................                (4)                --                 --                 --
                                                   ---------------    ---------------    ---------------    ---------------
  Net investment activity ......................          (198,559)              (247)           (93,453)              (638)
                                                   ---------------    ---------------    ---------------    ---------------

 Proceeds from mutual fund shares sold .........         2,580,905                 --          1,595,103                 --
 Cost of mutual fund shares sold ...............        (2,610,970)                --         (1,678,560)                --
                                                   ---------------    ---------------    ---------------    ---------------
  Realized gain (loss) on investments ..........           (30,065)                --            (83,457)                --
 Change in unrealized gain (loss) on investments           379,163              7,835           (147,770)            21,385
                                                   ---------------    ---------------    ---------------    ---------------
  Net gain (loss) on investments ...............           349,098              7,835           (231,227)            21,385
                                                   ---------------    ---------------    ---------------    ---------------
 Reinvested capital gains ......................           270,951                 --            335,441                 --
                                                   ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........           421,490              7,588             10,761             20,747
                                                   ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................        39,680,086            451,373         19,091,612            929,382
 Transfers between funds .......................        12,597,519             90,951          1,715,026            410,117
 Redemptions ...................................        (1,031,134)               (18)          (518,275)              (856)
 Contingent deferred sales charges (note 2) ....            (7,206)                --             (7,315)                --
 Adjustments to maintain reserves ..............            31,510                  4               (218)                 8
                                                   ---------------    ---------------    ---------------    ---------------
    Net equity transactions ....................        51,270,775            542,310         20,280,830          1,338,651
                                                   ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        51,692,265            549,898         20,291,591          1,359,398
Contract owners' equity beginning of period ....           549,898                 --          1,359,398                 --
                                                   ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ..........        52,242,163            549,898         21,650,989          1,359,398
                                                   ===============    ===============    ===============    ===============

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997


                                                             DrySRGro                       DryStkix
                                                   ----------------------------    ----------------------------
                                                       1998            1997            1998            1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $     60,373           2,537       2,203,648          19,230
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (87,632)           (245)       (736,785)         (1,875)
    Asset fee @ 1.00% rate .....................        (63,281)           (157)       (495,327)           (946)
    Asset fee @ 1.05% rate .....................        (13,367)            (30)       (102,440)           (152)
    Asset fee @ 1.10% rate .....................            (51)             --            (137)             --
    Asset fee @ 1.15% rate .....................            (15)             --             (51)             --
    Asset fee @ 1.20% rate .....................            (13)             --            (305)             --
    Asset fee @ 1.25% rate .....................            (15)             --             (30)             --
    Asset fee @ 1.30% rate .....................             (6)             --              (2)             --
    Asset fee @ 1.35% rate .....................             --              --              (5)             --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................       (104,007)          2,105         868,566          16,257
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........        777,497              --       3,532,880          53,202
 Cost of mutual fund shares sold ...............       (725,553)             --      (3,554,666)        (55,328)
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........         51,944              --         (21,786)         (2,126)
 Change in unrealized gain (loss) on investments      3,346,139          (3,707)     32,439,748         (10,549)
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............      3,398,083          (3,707)     32,417,962         (12,675)
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................      1,392,227          20,741         435,046          83,330
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........      4,686,303          19,139      33,721,574          86,912
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     29,765,433         806,446     242,868,858       5,885,293
 Transfers between funds .......................      4,305,104          32,713      34,854,129         151,175
 Redemptions ...................................       (803,449)         (1,570)     (6,057,535)         (3,783)
 Contingent deferred sales charges (note 2) ....         (4,582)             --         (83,383)             --
 Adjustments to maintain reserves ..............             66              (4)         30,385           1,038
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     33,262,572         837,585     271,612,454       6,033,723
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     37,948,875         856,724     305,334,028       6,120,635
Contract owners' equity beginning of period ....        856,724              --       6,120,635              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........   $ 38,805,599         856,724     311,454,663       6,120,635
                                                   ============    ============    ============    ============


                                                            DryCapAp                        FidVIPEIS
                                                   ---------------------------    -----------------------------
                                                       1998            1997            1998            1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................        296,317           4,948         217,564              --
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................       (111,207)           (267)       (505,712)         (1,422)
    Asset fee @ 1.00% rate .....................        (62,252)           (133)       (395,500)           (815)
    Asset fee @ 1.05% rate .....................        (17,737)            (30)        (90,638)           (339)
    Asset fee @ 1.10% rate .....................            (62)             --             (58)             --
    Asset fee @ 1.15% rate .....................            (27)             --              (7)             --
    Asset fee @ 1.20% rate .....................            (19)             --             (41)             --
    Asset fee @ 1.25% rate .....................             --              --             (22)             --
    Asset fee @ 1.30% rate .....................             (4)             --             (14)             --
    Asset fee @ 1.35% rate .....................             (4)             --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................        105,005           4,518        (774,428)         (2,576)
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........        692,754              --         628,613          72,868
 Cost of mutual fund shares sold ...............       (632,372)             --        (599,673)        (74,460)
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........         60,382              --          28,940          (1,592)
 Change in unrealized gain (loss) on investments      5,296,793          (1,557)      7,558,663          79,853
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............      5,357,175          (1,557)      7,587,603          78,261
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................          1,464             414         774,271              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........      5,463,644           3,375       7,587,446          75,685
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     37,281,447         894,637     175,676,909       4,978,409
 Transfers between funds .......................     14,756,161          34,011      13,491,409         268,956
 Redemptions ...................................       (999,653)             --      (5,441,684)         (7,395)
 Contingent deferred sales charges (note 2) ....        (11,014)             --         (54,879)             --
 Adjustments to maintain reserves ..............        (10,617)             (1)         (2,947)          1,150
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     51,016,324         928,647     183,668,808       5,241,120
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     56,479,968         932,022     191,256,254       5,316,805
Contract owners' equity beginning of period ....        932,022              --       5,316,805              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........     57,411,990         932,022     196,573,059       5,316,805
                                                   ============    ============    ============    ============

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997


                                                              FidVIPGrS                         FidVIPHIS
                                                   ------------------------------    ------------------------------
                                                       1998             1997             1998             1997
                                                   -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $      27,645               --          609,157               --
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (212,170)            (572)        (294,475)          (1,047)
    Asset fee @ 1.00% rate .....................        (166,839)            (312)        (193,581)            (382)
    Asset fee @ 1.05% rate .....................         (35,112)             (72)         (58,296)            (139)
    Asset fee @ 1.10% rate .....................             (51)              --              (22)              --
    Asset fee @ 1.15% rate .....................             (10)              --               (5)              --
    Asset fee @ 1.20% rate .....................             (99)              --              (16)              --
    Asset fee @ 1.25% rate .....................              (6)              --               --               --
    Asset fee @ 1.30% rate .....................              (1)              --               --               --
    Asset fee @ 1.35% rate .....................              --               --               (4)              --
                                                   -------------    -------------    -------------    -------------
  Net investment activity ......................        (386,643)            (956)          62,758           (1,568)
                                                   -------------    -------------    -------------    -------------

 Proceeds from mutual fund shares sold .........       1,691,790           24,231        5,911,230               --
 Cost of mutual fund shares sold ...............      (1,783,855)         (24,000)      (7,053,926)              --
                                                   -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ..........         (92,065)             231       (1,142,696)              --
 Change in unrealized gain (loss) on investments      16,582,085           23,237       (5,732,014)          16,089
                                                   -------------    -------------    -------------    -------------
  Net gain (loss) on investments ...............      16,490,020           23,468       (6,874,710)          16,089
                                                   -------------    -------------    -------------    -------------
 Reinvested capital gains ......................         723,135               --          387,069               --
                                                   -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........      16,826,512           22,512       (6,424,883)          14,521
                                                   -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................      71,107,684        1,981,907      106,687,268        2,761,595
 Transfers between funds .......................      21,283,689            1,697        3,713,555          132,705
 Redemptions ...................................      (1,868,105)            (577)      (3,477,421)            (954)
 Contingent deferred sales charges (note 2) ....         (25,533)              --          (19,045)              --
 Adjustments to maintain reserves ..............             198             (111)            (220)              (1)
                                                   -------------    -------------    -------------    -------------
    Net equity transactions ....................      90,497,933        1,982,916      106,904,137        2,893,345
                                                   -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     107,324,445        2,005,428      100,479,254        2,907,866
Contract owners' equity beginning of period ....       2,005,428               --        2,907,866               --
                                                   -------------    -------------    -------------    -------------
Contract owners' equity end of period ..........   $ 109,329,873        2,005,428      103,387,120        2,907,866
                                                   =============    =============    =============    =============


                                                              FidVIPOvS                      FidVIPConS
                                                   ------------------------------    ------------------------------
                                                       1998              1997             1998             1997
                                                   -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................          39,473               --           56,795               --
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................         (70,614)            (303)        (299,506)          (1,607)
    Asset fee @ 1.00% rate .....................         (42,096)             (95)        (193,026)            (564)
    Asset fee @ 1.05% rate .....................         (13,142)             (40)         (37,910)            (160)
    Asset fee @ 1.10% rate .....................              --               --              (67)              --
    Asset fee @ 1.15% rate .....................              (2)              --              (15)              --
    Asset fee @ 1.20% rate .....................             (32)              --             (115)              --
    Asset fee @ 1.25% rate .....................              --               --               --               --
    Asset fee @ 1.30% rate .....................              --               --               (2)              --
    Asset fee @ 1.35% rate .....................              --               --               --               --
                                                   -------------    -------------    -------------    -------------
  Net investment activity ......................         (86,413)            (438)        (473,846)          (2,331)
                                                   -------------    -------------    -------------    -------------

 Proceeds from mutual fund shares sold .........       4,459,537            5,931          389,637               --
 Cost of mutual fund shares sold ...............      (4,576,878)          (5,843)        (408,471)              --
                                                   -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ..........        (117,341)              88          (18,834)              --
 Change in unrealized gain (loss) on investments         489,713            5,814       17,909,633           56,652
                                                   -------------    -------------    -------------    -------------
  Net gain (loss) on investments ...............         372,372            5,902       17,890,799           56,652
                                                   -------------    -------------    -------------    -------------
 Reinvested capital gains ......................         116,340               --          417,852               --
                                                   -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........         402,299            5,464       17,834,805           54,321
                                                   -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................      21,535,431          757,896       95,817,883        3,573,555
 Transfers between funds .......................       3,800,935          157,648       13,757,369           83,693
 Redemptions ...................................        (383,762)              --       (2,362,374)             (70)
 Contingent deferred sales charges (note 2) ....          (3,534)              --          (32,976)              --
 Adjustments to maintain reserves ..............             163               (2)         (59,196)               7
                                                   -------------    -------------    -------------    -------------
    Net equity transactions ....................      24,949,233          915,542      107,120,706        3,657,185
                                                   -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      25,351,532          921,006      124,955,511        3,711,506
Contract owners' equity beginning of period ....         921,006               --        3,711,506               --
                                                   -------------    -------------    -------------    -------------
Contract owners' equity end of period ..........      26,272,538          921,006      128,667,017        3,711,506
                                                   =============    =============    =============    =============

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
 Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997


                                                             FidVIPGrOpS                         MSEmMkt
                                                   ------------------------------    ------------------------------
                                                       1998             1997             1998             1997
                                                   -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $      67,013               --          387,439            3,740
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (225,407)            (596)         (13,756)             (54)
    Asset fee @ 1.00% rate .....................        (198,453)            (418)          (5,701)             (40)
    Asset fee @ 1.05% rate .....................         (34,785)            (123)          (1,939)             (16)
    Asset fee @ 1.10% rate .....................             (23)              --               --               --
    Asset fee @ 1.15% rate .....................              --               --               --               --
    Asset fee @ 1.20% rate .....................              (7)              --               (8)              --
    Asset fee @ 1.25% rate .....................              --               --               (1)              --
    Asset fee @ 1.30% rate .....................              --               --               --               --
    Asset fee @ 1.35% rate .....................              --               --               --               --
                                                   -------------    -------------    -------------    -------------
  Net investment activity ......................        (391,662)          (1,137)         366,034            3,630
                                                   -------------    -------------    -------------    -------------

 Proceeds from mutual fund shares sold .........         312,351                3        1,077,168              810
 Cost of mutual fund shares sold ...............        (318,329)              (3)      (1,547,782)            (823)
                                                   -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ..........          (5,978)              --         (470,614)             (13)
 Change in unrealized gain (loss) on investments      11,843,161           44,999         (967,487)          (1,847)
                                                   -------------    -------------    -------------    -------------
  Net gain (loss) on investments ...............      11,837,183           44,999       (1,438,101)          (1,860)
                                                   -------------    -------------    -------------    -------------
 Reinvested capital gains ......................         232,948               --               --            1,623
                                                   -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........      11,678,469           43,862       (1,072,067)           3,393
                                                   -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................      79,527,836        2,201,875        3,872,593          185,958
 Transfers between funds .......................       8,581,600          332,841          313,112            6,858
 Redemptions ...................................      (1,722,323)            (304)         (58,191)              --
 Contingent deferred sales charges (note 2) ....         (20,999)              --             (253)              --
 Adjustments to maintain reserves ..............         (21,308)              (4)             (62)              (1)
                                                   -------------    -------------    -------------    -------------
    Net equity transactions ....................      86,344,806        2,534,408        4,127,199          192,815
                                                   -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      98,023,275        2,578,270        3,055,132          196,208
Contract owners' equity beginning of period ....       2,578,270               --          196,208               --
                                                   -------------    -------------    -------------    -------------
Contract owners' equity end of period ..........   $ 100,601,545        2,578,270        3,251,340          196,208
                                                   =============    =============    =============    =============


                                                              NSATBal                          NSATCapAp
                                                   ------------------------------    ------------------------------
                                                        1998            1997             1998              1997
                                                   -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................         683,468            3,951          750,851            5,462
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................         (90,403)            (195)        (465,341)            (739)
    Asset fee @ 1.00% rate .....................         (70,281)            (154)        (270,821)            (447)
    Asset fee @ 1.05% rate .....................         (15,676)            (110)         (52,969)            (244)
    Asset fee @ 1.10% rate .....................             (11)              --              (81)              --
    Asset fee @ 1.15% rate .....................              (7)              --              (20)              --
    Asset fee @ 1.20% rate .....................              (9)              --              (17)              --
    Asset fee @ 1.25% rate .....................              --               --               --               --
    Asset fee @ 1.30% rate .....................              (1)              --               --               --
    Asset fee @ 1.35% rate .....................              --               --               --               --
                                                   -------------    -------------    -------------    -------------
  Net investment activity ......................         507,080            3,492          (38,398)           4,032
                                                   -------------    -------------    -------------    -------------

 Proceeds from mutual fund shares sold .........         181,876               --        2,717,344               --
 Cost of mutual fund shares sold ...............        (178,647)              --       (2,728,836)              --
                                                   -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ..........           3,229               --          (11,492)              --
 Change in unrealized gain (loss) on investments         328,826            5,048       14,966,388           (9,492)
                                                   -------------    -------------    -------------    -------------
  Net gain (loss) on investments ...............         332,055            5,048       14,954,896           (9,492)
                                                   -------------    -------------    -------------    -------------
 Reinvested capital gains ......................         115,971               --        5,341,096           52,894
                                                   -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........         955,106            8,540       20,257,594           47,434
                                                   -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................      33,253,731          818,465      150,374,491        2,528,751
 Transfers between funds .......................       4,913,679           65,644       25,963,419           88,972
 Redemptions ...................................        (833,930)             (90)      (3,752,392)          (3,756)
 Contingent deferred sales charges (note 2) ....          (8,225)              --          (30,248)              --
 Adjustments to maintain reserves ..............             177              (26)          53,212                4
                                                   -------------    -------------    -------------    -------------
    Net equity transactions ....................      37,325,432          883,993      172,608,482        2,613,971
                                                   -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      38,280,538          892,533      192,866,076        2,661,405
Contract owners' equity beginning of period ....         892,533               --        2,661,405               --
                                                   -------------    -------------    -------------    -------------
Contract owners' equity end of period ..........      39,173,071          892,533      195,527,481        2,661,405
                                                   =============    =============    =============    =============

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997


                                                             NSATEqinc                      NSATGlobEq
                                                   ----------------------------    ----------------------------
                                                       1998            1997            1998            1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $     75,504             989         141,975             871
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (34,439)           (265)        (39,570)           (165)
    Asset fee @ 1.00% rate .....................        (27,139)           (116)        (28,746)           (116)
    Asset fee @ 1.05% rate .....................         (5,129)            (30)         (8,199)            (45)
    Asset fee @ 1.10% rate .....................             --              --              (5)             --
    Asset fee @ 1.15% rate .....................             (1)             --              --              --
    Asset fee @ 1.20% rate .....................            (18)             --              --              --
    Asset fee @ 1.25% rate .....................             --              --              (2)             --
    Asset fee @ 1.30% rate .....................             --              --              --              --
    Asset fee @ 1.35% rate .....................             --              --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................          8,778             578          65,453             545
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........        376,534               2         685,356              --
 Cost of mutual fund shares sold ...............       (366,898)             (3)       (668,251)             --
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........          9,636              (1)         17,105              --
 Change in unrealized gain (loss) on investments        869,248           9,100         936,891           3,267
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............        878,884           9,099         953,996           3,267
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................        137,183              --          98,132              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........      1,024,845           9,677       1,117,581           3,812
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     10,836,292         524,315      12,466,313         505,387
 Transfers between funds .......................        736,897          58,870       1,290,714           4,389
 Redemptions ...................................       (392,814)           (135)       (359,325)             --
 Contingent deferred sales charges (note 2) ....         (5,629)             --          (2,129)             --
 Adjustments to maintain reserves ..............           (359)             14              35            (105)
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     11,174,387         583,064      13,395,608         509,671
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     12,199,232         592,741      14,513,189         513,483
Contract owners' equity beginning of period ....        592,741              --         513,483              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........   $ 12,791,973         592,741      15,026,672         513,483
                                                   ============    ============    ============    ============


                                                            NSATGvtBd                       NSATHIncBd
                                                   ----------------------------    ----------------------------
                                                       1998            1997           1998             1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................      4,068,221          46,514       1,175,418           9,587
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................       (325,601)         (1,060)        (70,627)           (359)
    Asset fee @ 1.00% rate .....................       (228,102)           (369)        (51,930)           (153)
    Asset fee @ 1.05% rate .....................        (64,068)           (301)        (17,784)           (125)
    Asset fee @ 1.10% rate .....................            (51)             --              --              --
    Asset fee @ 1.15% rate .....................            (13)             --              --              --
    Asset fee @ 1.20% rate .....................            (11)             --             (14)             --
    Asset fee @ 1.25% rate .....................            (14)             --              (1)             --
    Asset fee @ 1.30% rate .....................             (1)             --              --              --
    Asset fee @ 1.35% rate .....................             --              --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................      3,450,360          44,784       1,035,062           8,950
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........      6,875,359          24,775       1,434,798             663
 Cost of mutual fund shares sold ...............     (6,712,656)        (24,775)     (1,454,954)           (653)
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........        162,703              --         (20,156)             10
 Change in unrealized gain (loss) on investments         96,330         (27,259)       (637,940)         (1,663)
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............        259,033         (27,259)       (658,096)         (1,653)
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................        644,842              --              --              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........      4,354,235          17,525         376,966           7,297
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................    135,535,861       3,147,571      26,481,762         762,946
 Transfers between funds .......................     (2,966,402)          4,912       2,932,999         144,381
 Redemptions ...................................     (4,331,237)             --        (701,614)           (643)
 Contingent deferred sales charges (note 2) ....        (23,933)             --          (4,542)             --
 Adjustments to maintain reserves ..............          1,128               1             (12)             --
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................    128,215,417       3,152,484      28,708,593         906,684
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    132,569,652       3,170,009      29,085,559         913,981
Contract owners' equity beginning of period ....      3,170,009              --         913,981              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........    135,739,661       3,170,009      29,999,540         913,981
                                                   ============    ============    ============    ============

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997



                                                              NSATMyMkt                        NSATSecBd
                                                   ------------------------------    ------------------------------
                                                       1998             1997             1998             1997
                                                   -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $   5,541,671           35,527        1,155,410            5,220
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (597,802)          (4,055)         (95,878)            (353)
    Asset fee @ 1.00% rate .....................        (367,633)          (1,841)         (61,058)            (186)
    Asset fee @ 1.05% rate .....................        (112,880)          (1,142)         (20,762)             (71)
    Asset fee @ 1.10% rate .....................             (56)              --               (2)              --
    Asset fee @ 1.15% rate .....................              (1)              --               --               --
    Asset fee @ 1.20% rate .....................            (530)              --              (20)              --
    Asset fee @ 1.25% rate .....................              --               --               (1)              --
    Asset fee @ 1.30% rate .....................              --               --               (1)              --
    Asset fee @ 1.35% rate .....................             (16)              --               --               --
                                                   -------------    -------------    -------------    -------------
  Net investment activity ......................       4,462,753           28,489          977,688            4,610
                                                   -------------    -------------    -------------    -------------

 Proceeds from mutual fund shares sold .........      74,592,150          772,983          474,327                3
 Cost of mutual fund shares sold ...............     (74,592,150)        (772,983)        (482,830)              (3)
                                                   -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ..........              --               --           (8,503)              --
 Change in unrealized gain (loss) on investments              --               --         (757,239)            (151)
                                                   -------------    -------------    -------------    -------------
  Net gain (loss) on investments ...............              --               --         (765,742)            (151)
                                                   -------------    -------------    -------------    -------------
 Reinvested capital gains ......................              --               --           31,361               --
                                                   -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........       4,462,753           28,489          243,307            4,459
                                                   -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     406,622,866       16,698,066       29,533,663          862,594
 Transfers between funds .......................    (219,515,750)      (3,252,991)       4,903,909          174,229
 Redemptions ...................................     (13,347,779)        (289,851)        (761,323)              --
 Contingent deferred sales charges (note 2) ....        (133,217)            (409)          (7,092)              --
 Adjustments to maintain reserves ..............          36,549            2,636               78               14
                                                   -------------    -------------    -------------    -------------
    Net equity transactions ....................     173,662,669       13,157,451       33,669,235        1,036,837
                                                   -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     178,125,422       13,185,940       33,912,542        1,041,296
Contract owners' equity beginning of period ....      13,185,940               --        1,041,296               --
                                                   -------------    -------------    -------------    -------------
Contract owners' equity end of period ..........   $ 191,311,362       13,185,940       34,953,838        1,041,296
                                                   =============    =============    =============    =============


                                                             NSATMidCap                       NSATSmCapV
                                                   ------------------------------    ------------------------------
                                                        1998            1997             1998              1997
                                                   -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................          40,624              535               --              590
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................         (20,251)             (37)         (83,736)            (376)
    Asset fee @ 1.00% rate .....................         (14,445)             (62)         (45,868)            (190)
    Asset fee @ 1.05% rate .....................          (4,536)             (22)          (9,629)             (37)
    Asset fee @ 1.10% rate .....................              (9)              --               (7)              --
    Asset fee @ 1.15% rate .....................              --               --               (4)              --
    Asset fee @ 1.20% rate .....................              --               --              (35)              --
    Asset fee @ 1.25% rate .....................              --               --               (2)              --
    Asset fee @ 1.30% rate .....................              --               --               --               --
    Asset fee @ 1.35% rate .....................              --               --               --               --
                                                   -------------    -------------    -------------    -------------
  Net investment activity ......................           1,383              414         (139,281)             (13)
                                                   -------------    -------------    -------------    -------------

 Proceeds from mutual fund shares sold .........       1,063,903               --        2,135,282               --
 Cost of mutual fund shares sold ...............      (1,093,420)              --       (2,330,458)              --
                                                   -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ..........         (29,517)              --         (195,176)              --
 Change in unrealized gain (loss) on investments         397,911            5,439          (40,635)           4,678
                                                   -------------    -------------    -------------    -------------
  Net gain (loss) on investments ...............         368,394            5,439         (235,811)           4,678
                                                   -------------    -------------    -------------    -------------
 Reinvested capital gains ......................              --               --               --            4,611
                                                   -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........         369,777            5,853         (375,092)           9,276
                                                   -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................       6,187,234          205,427       24,448,985        1,082,589
 Transfers between funds .......................         558,871           20,348        5,269,520           65,401
 Redemptions ...................................         (98,756)          (2,559)        (761,878)              --
 Contingent deferred sales charges (note 2) ....          (2,133)              --          (10,195)              --
 Adjustments to maintain reserves ..............               6               (7)              49             (112)
                                                   -------------    -------------    -------------    -------------
    Net equity transactions ....................       6,645,222          223,209       28,946,481        1,147,878
                                                   -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       7,014,999          229,062       28,571,389        1,157,154
Contract owners' equity beginning of period ....         229,062               --        1,157,154               --
                                                   -------------    -------------    -------------    -------------
Contract owners' equity end of period ..........       7,244,061          229,062       29,728,543        1,157,154
                                                   =============    =============    =============    =============

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997


                                                             NSATSmCo                      NSATStrGro
                                                   ----------------------------    ----------------------------
                                                       1998            1997            1998            1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $         --              --              --             301
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................       (117,084)           (473)        (27,226)            (83)
    Asset fee @ 1.00% rate .....................        (81,828)           (380)        (13,699)            (44)
    Asset fee @ 1.05% rate .....................        (15,866)            (83)         (3,029)            (23)
    Asset fee @ 1.10% rate .....................             (7)             --             (12)             --
    Asset fee @ 1.15% rate .....................             --              --              --              --
    Asset fee @ 1.20% rate .....................             --              --              --              --
    Asset fee @ 1.25% rate .....................             --              --              --              --
    Asset fee @ 1.30% rate .....................             --              --              (1)             --
    Asset fee @ 1.35% rate .....................             --              --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................       (214,785)           (936)        (43,967)            151
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........      1,735,242              --         487,613               1
 Cost of mutual fund shares sold ...............     (1,907,541)             --        (466,818)             (1)
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........       (172,299)             --          20,795              --
 Change in unrealized gain (loss) on investments        424,838         (20,889)        809,463           8,439
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............        252,539         (20,889)        830,258           8,439
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................             --          39,296              --              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........         37,754          17,471         786,291           8,590
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     35,742,935       1,396,707       7,304,155         310,341
 Transfers between funds .......................      6,599,455         144,223         441,689           7,111
 Redemptions ...................................       (919,776)            (19)       (118,200)             --
 Contingent deferred sales charges (note 2) ....         (7,264)             --          (2,477)             --
 Adjustments to maintain reserves ..............              6             (67)            (24)             --
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     41,415,356       1,540,844       7,625,143         317,452
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     41,453,110       1,558,315       8,411,434         326,042
Contract owners' equity beginning of period ....      1,558,315              --         326,042              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........   $ 43,011,425       1,558,315       8,737,476         326,042
                                                   ============    ============    ============    ============


                                                            NSATStrVal                      NSATTotRe
                                                   ----------------------------    ----------------------------
                                                        1998           1997            1998             1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................         63,791             542       1,708,752          15,396
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (41,771)           (125)       (790,615)         (2,108)
    Asset fee @ 1.00% rate .....................        (23,731)            (66)       (504,264)           (945)
    Asset fee @ 1.05% rate .....................         (7,171)            (31)        (88,737)           (369)
    Asset fee @ 1.10% rate .....................             (1)             --             (65)             --
    Asset fee @ 1.15% rate .....................             --              --             (29)             --
    Asset fee @ 1.20% rate .....................             (9)             --             (28)             --
    Asset fee @ 1.25% rate .....................             --              --              (9)             --
    Asset fee @ 1.30% rate .....................             --              --              (8)             --
    Asset fee @ 1.35% rate .....................             --              --              (4)             --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................         (8,892)            320         324,993          11,974
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........      1,450,301              --         467,344              --
 Cost of mutual fund shares sold ...............     (1,513,062)             --        (439,529)             --
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........        (62,761)             --          27,815              --
 Change in unrealized gain (loss) on investments       (125,831)          4,042       4,936,630         (80,013)
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............       (188,592)          4,042       4,964,445         (80,013)
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................             --              --      11,040,291         175,028
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........       (197,484)          4,362      16,329,729         106,989
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     12,996,713         364,129     262,212,521       5,708,934
 Transfers between funds .......................        616,493         114,972       8,063,395         247,938
 Redemptions ...................................       (291,210)             --      (6,698,439)         (5,049)
 Contingent deferred sales charges (note 2) ....         (1,123)             --         (83,262)             --
 Adjustments to maintain reserves ..............           (115)             --            (796)           (666)
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     13,320,758         479,101     263,493,419       5,951,157
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     13,123,274         483,463     279,823,148       6,058,146
Contract owners' equity beginning of period ....        483,463              --       6,058,146              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........     13,606,737         483,463     285,881,294       6,058,146
                                                   ============    ============    ============    ============

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997


                                                            NBAMTGuard                     NBAMTMCGr
                                                   ----------------------------    ----------------------------
                                                       1998            1997            1998            1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $      1,976              --           2,804              --
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (72,339)           (110)        (60,842)           (183)
    Asset fee @ 1.00% rate .....................        (65,593)           (158)        (55,230)           (427)
    Asset fee @ 1.05% rate .....................        (12,071)            (54)        (11,986)            (92)
    Asset fee @ 1.10% rate .....................            (10)             --              (1)             --
    Asset fee @ 1.15% rate .....................             --              --              --              --
    Asset fee @ 1.20% rate .....................             --              --              (4)             --
    Asset fee @ 1.25% rate .....................             --              --              --              --
    Asset fee @ 1.30% rate .....................             --              --              --              --
    Asset fee @ 1.35% rate .....................             --              --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................       (148,037)           (322)       (125,259)           (702)
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........      3,798,426              34       2,635,124               2
 Cost of mutual fund shares sold ...............     (3,492,087)            (32)     (2,223,804)             (2)
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........        306,339               2         411,320              --
 Change in unrealized gain (loss) on investments        594,984          11,793       4,390,487          73,651
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............        901,323          11,795       4,801,807          73,651
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................             --              --          19,626              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........        753,286          11,473       4,696,174          72,949
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     24,467,744         399,649      18,933,486       1,023,027
 Transfers between funds .......................      7,388,132          51,821       3,753,367         488,359
 Redemptions ...................................       (704,350)             --        (610,060)         (3,016)
 Contingent deferred sales charges (note 2) ....         (8,663)             --          (5,247)             --
 Adjustments to maintain reserves ..............            (16)           (876)         10,095               3
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     31,142,847         450,594      22,081,641       1,508,373
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     31,896,133         462,067      26,777,815       1,581,322
Contract owners' equity beginning of period ....        462,067              --       1,581,322              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........   $ 32,358,200         462,067      28,359,137       1,581,322
                                                   ============    ============    ============    ============


                                                             NBAMTPart                      OppAggGro
                                                   ----------------------------    ----------------------------
                                                        1998           1997            1998             1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................        110,164              --           9,456              --
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................       (403,079)         (5,247)        (66,368)           (275)
    Asset fee @ 1.00% rate .....................       (264,681)         (1,929)        (43,278)           (120)
    Asset fee @ 1.05% rate .....................        (43,176)           (298)         (9,592)            (83)
    Asset fee @ 1.10% rate .....................            (16)             --              (7)             --
    Asset fee @ 1.15% rate .....................             (3)             --              (2)             --
    Asset fee @ 1.20% rate .....................            (17)             --             (26)             --
    Asset fee @ 1.25% rate .....................             (3)             --              (5)             --
    Asset fee @ 1.30% rate .....................             --              --              (4)             --
    Asset fee @ 1.35% rate .....................             --              --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................       (600,811)         (7,474)       (109,826)           (478)
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........     11,129,126           8,557       1,420,396           1,564
 Cost of mutual fund shares sold ...............    (12,460,209)         (8,600)     (1,460,125)         (1,616)
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........     (1,331,083)            (43)        (39,729)            (52)
 Change in unrealized gain (loss) on investments     (3,000,603)         76,648       1,711,620           5,023
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............     (4,331,686)         76,605       1,671,891           4,971
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................      3,470,168              --          97,107              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........     (1,462,329)         69,131       1,659,172           4,493
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................    107,647,557      12,820,732      21,395,189         690,779
 Transfers between funds .......................     (8,050,973)        483,875       4,014,156          25,316
 Redemptions ...................................     (2,536,518)        (12,173)       (398,429)           (192)
 Contingent deferred sales charges (note 2) ....        (22,496)             --          (3,886)             --
 Adjustments to maintain reserves ..............         (1,292)             21              66              45
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     97,036,278      13,292,455      25,007,096         715,948
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     95,573,949      13,361,586      26,666,268         720,441
Contract owners' equity beginning of period ....     13,361,586              --         720,441              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........    108,935,535      13,361,586      27,386,709         720,441
                                                   ============    ============    ============    ============

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997


                                                             OppGro                          OppGrInc
                                                   ----------------------------    ----------------------------
                                                       1998            1997            1998            1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $     37,971              --          15,499           1,975
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (97,646)           (182)       (118,139)           (341)
    Asset fee @ 1.00% rate .....................        (61,251)           (193)        (87,278)           (204)
    Asset fee @ 1.05% rate .....................        (15,113)            (94)        (21,510)           (129)
    Asset fee @ 1.10% rate .....................             (5)             --             (18)             --
    Asset fee @ 1.15% rate .....................             (2)             --              (5)             --
    Asset fee @ 1.20% rate .....................             (6)             --             (26)             --
    Asset fee @ 1.25% rate .....................             (6)             --              --              --
    Asset fee @ 1.30% rate .....................             (1)             --              (4)             --
    Asset fee @ 1.35% rate .....................             --              --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................       (136,059)           (469)       (211,481)          1,301
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........        597,638              --       1,051,542               8
 Cost of mutual fund shares sold ...............       (673,390)             --      (1,137,377)             (8)
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........        (75,752)             --         (85,835)             --
 Change in unrealized gain (loss) on investments      4,326,733           9,743        (156,268)         25,274
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............      4,250,981           9,743        (242,103)         25,274
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................        458,139              --         341,298              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........      4,573,061           9,274        (112,286)         26,575
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     34,076,956         933,456      47,098,256         953,722
 Transfers between funds .......................      2,552,479           7,668       4,855,602         104,635
 Redemptions ...................................       (796,810)            (27)     (1,267,689)           (199)
 Contingent deferred sales charges (note 2) ....        (15,293)             --         (14,711)             --
 Adjustments to maintain reserves ..............             (7)           (138)              6            (358)
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     35,817,325         940,959      50,671,464       1,057,800
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     40,390,386         950,233      50,559,178       1,084,375
Contract owners' equity beginning of period ....        950,233              --       1,084,375              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........   $ 41,340,619         950,233      51,643,553       1,084,375
                                                   ============    ============    ============    ============


                                                             VEWrldEMkt                     VEWrldHAs
                                                   ----------------------------    ----------------------------
                                                        1998           1997            1998             1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................         10,120              --           2,513              --
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (15,766)           (204)         (8,058)            (79)
    Asset fee @ 1.00% rate .....................        (11,953)           (380)         (3,644)            (15)
    Asset fee @ 1.05% rate .....................         (2,830)             (6)         (1,503)            (17)
    Asset fee @ 1.10% rate .....................             --              --              (5)             --
    Asset fee @ 1.15% rate .....................             --              --              --              --
    Asset fee @ 1.20% rate .....................            (14)             --              --              --
    Asset fee @ 1.25% rate .....................             --              --              --              --
    Asset fee @ 1.30% rate .....................             --              --              --              --
    Asset fee @ 1.35% rate .....................             --              --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................        (20,443)           (590)        (10,697)           (111)
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........      1,437,687         505,309       1,320,656              --
 Cost of mutual fund shares sold ...............     (1,801,946)       (492,562)     (1,839,705)             --
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........       (364,259)         12,747        (519,049)             --
 Change in unrealized gain (loss) on investments       (898,926)          4,143         (85,920)          3,319
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............     (1,263,185)         16,890        (604,969)          3,319
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................          8,995              --          61,720              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........     (1,274,633)         16,300        (553,946)          3,208
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................      5,631,777       1,193,031       2,371,551         178,412
 Transfers between funds .......................       (119,473)       (549,841)        111,448          38,553
 Redemptions ...................................       (159,609)         (1,956)       (100,995)             --
 Contingent deferred sales charges (note 2) ....           (976)             --            (454)             --
 Adjustments to maintain reserves ..............            120               2            (228)              6
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................      5,351,839         641,236       2,381,322         216,971
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      4,077,206         657,536       1,827,376         220,179
Contract owners' equity beginning of period ....        657,536              --         220,179              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........      4,734,742         657,536       2,047,555         220,179
                                                   ============    ============    ============    ============

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        Year Ended December 31, 1998 and For the Period November 3, 1997
             (commencement of operations) Through December 31, 1997


                                                            VKMSRESec                         WPGrinc
                                                   ----------------------------    ----------------------------
                                                       1998            1997            1998            1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................   $     10,631          19,701         108,063           1,508
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (67,026)           (302)        (39,367)            (61)
    Asset fee @ 1.00% rate .....................        (39,789)           (166)        (19,708)           (130)
    Asset fee @ 1.05% rate .....................         (7,635)            (77)         (6,454)            (28)
    Asset fee @ 1.10% rate .....................             (8)             --              (2)             --
    Asset fee @ 1.15% rate .....................             (2)             --              --              --
    Asset fee @ 1.20% rate .....................            (26)             --              --              --
    Asset fee @ 1.25% rate .....................             --              --              (6)             --
    Asset fee @ 1.30% rate .....................             --              --              --              --
    Asset fee @ 1.35% rate .....................             --              --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................       (103,855)         19,156          42,526           1,289
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........      1,342,798              --         492,211              --
 Cost of mutual fund shares sold ...............     (1,619,581)             --        (462,324)             --
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........       (276,783)             --          29,887              --
 Change in unrealized gain (loss) on investments     (1,172,272)        (60,104)        416,403           6,055
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............     (1,449,055)        (60,104)        446,290           6,055
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................        104,608          66,235              --              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........     (1,448,302)         25,287         488,816           7,344
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     17,955,980         917,137      11,279,862         402,032
 Transfers between funds .......................        861,422         117,890       1,072,048          25,646
 Redemptions ...................................       (416,792)             --        (178,134)             --
 Contingent deferred sales charges (note 2) ....         (1,112)             --          (1,134)             --
 Adjustments to maintain reserves ..............           (276)            (46)           (786)             (2)
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     18,399,222       1,034,981      12,171,856         427,676
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     16,950,920       1,060,268      12,660,672         435,020
Contract owners' equity beginning of period ....      1,060,268              --         435,020              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........   $ 18,011,188       1,060,268      13,095,692         435,020
                                                   ============    ============    ============    ============


                                                              WPIntEq                        WPPVenCap
                                                   ----------------------------    ----------------------------
                                                        1998           1997            1998             1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................         82,563           4,961              --              16
 Mortality and expense risk charges (note 2):
    Asset fee @ 0.95% rate .....................        (53,651)           (325)        (17,995)           (108)
    Asset fee @ 1.00% rate .....................        (28,614)           (112)         (9,221)           (177)
    Asset fee @ 1.05% rate .....................         (7,209)            (32)         (3,019)             (5)
    Asset fee @ 1.10% rate .....................             --              --              --              --
    Asset fee @ 1.15% rate .....................             --              --              --              --
    Asset fee @ 1.20% rate .....................             --              --              --              --
    Asset fee @ 1.25% rate .....................             --              --              (6)             --
    Asset fee @ 1.30% rate .....................             --              --              --              --
    Asset fee @ 1.35% rate .....................             --              --              --              --
                                                   ------------    ------------    ------------    ------------
  Net investment activity ......................         (6,911)          4,492         (30,241)           (274)
                                                   ------------    ------------    ------------    ------------

 Proceeds from mutual fund shares sold .........      2,101,509           5,961       1,184,605         447,873
 Cost of mutual fund shares sold ...............     (2,099,792)         (6,534)     (1,319,705)       (460,704)
                                                   ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ..........          1,717            (573)       (135,100)        (12,831)
 Change in unrealized gain (loss) on investments       (655,153)        (43,991)        268,939           2,023
                                                   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...............       (653,436)        (44,564)        133,839         (10,808)
                                                   ------------    ------------    ------------    ------------
 Reinvested capital gains ......................             --          34,331              --              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........       (660,347)         (5,741)        103,598         (11,082)
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..............................     14,240,840         838,600       5,338,928         584,670
 Transfers between funds .......................      1,644,029         (19,613)      1,058,670        (427,813)
 Redemptions ...................................       (211,060)             --        (134,332)         (3,302)
 Contingent deferred sales charges (note 2) ....         (2,448)             --            (810)             --
 Adjustments to maintain reserves ..............           (112)             11              15              --
                                                   ------------    ------------    ------------    ------------
    Net equity transactions ....................     15,671,249         818,998       6,262,471         153,555
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     15,010,902         813,257       6,366,069         142,473
Contract owners' equity beginning of period ....        813,257              --         142,473              --
                                                   ------------    ------------    ------------    ------------
Contract owners' equity end of period ..........     15,824,159         813,257       6,508,542         142,473
                                                   ============    ============    ============    ============



See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997

1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Income & Growth
                  (ACVPIncGr)
                American Century VP - American Century VP International
                  (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIPS);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                  (FidVIPEIS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio - Service Class
                  (FidVIPHIS)
                Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)

              Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                  (FidVIPConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service
                  Class (FidVIPGrOpS)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)

                Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo) Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
                  (formerly Oppenheimer VAF - Capital Appreciation Fund)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate
                  Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio
                  (WPPVenCap)

         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     (a) Sales Charges

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0% after the purchase payment has been held in the contract for 84 months. On NEA Valuebuilder Select Roth IRA and BOA V Roth IRA contracts, for an additional charge of 0.15% of the daily net assets, such charge will decline to 0%, after the purchases payment has been held in the contract for 60 months.

         For all contracts, except BOA Exclusive II, which have elected a death benefit option at the time of application, the following long term care facility provisions also apply. Beginning at the third contract anniversary, surrender charges on withdrawals will not apply if a contract owner is diagnosed with a terminal illness or has been confined to a long term care facility or hospital for a continuous 90 day period which has commenced any time after the date of issue.

         No sales charges are deducted on BOA Exclusive II contracts and no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     (b) Mortality and Expense Risk Charges

         The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. Refer to the following table to determine the mortality and risk expense associated with each of the products offered in the Account:

                                                                      ASSET FEE RATE
                                          -----------------------------------------------------------------------
                                          0.95%   1.00%    1.05%   1.10%   1.15%   1.20%    1.25%   1.30%   1.35%
                                          -----   -----    -----   -----   -----   -----    -----   -----   -----
BOA Future/NEA Valuebuilder Future .......  X
  Optional long term care facility
  with a stepped up death benefit ................  X
  Optional long term care facility
  with a 5% enhanced death benefit ........................  X

BOA V/NEA Valuebuilder Select .....................................  X
  Optional long term care facility
  with a stepped up death benefit .........................................  X
  Optional long term care facility
  with a 5% enhanced death benefit ................................................  X

BOA Choice/BOA Vision II ..........................................................  X
  Optional long term care facility
  with a 5% enhanced death benefit .........................................................  X

BOA Exclusive II ..................................................................  X
  Optional long term care facility
  with a stepped up death benefit ..................................................................  X
  Optional long term care facility
  with a 5% enhanced death benefit ........................................................................  X

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998.

                                                                                                                   ANNUAL
 Contract owners' equity represented by:                                UNITS      UNIT VALUE                     RETURN(b)
                                                                      ---------    -----------                    ---------
   Contracts in accumulation phase:

      Asset fee @ 0.95% rate:
         American Century VP -
         American Century VP Income & Growth:
            Tax qualified ........................................      954,865    $13.081019       $12,490,607     26%
            Non-tax qualified ....................................    1,156,159     13.081019        15,123,738     26%
         American Century VP -
         American Century VP International:
            Tax qualified ........................................    1,231,761     11.866841        14,617,112     18%
            Non-tax qualified ....................................    1,439,143     11.866841        17,078,081     18%
         American Century VP -
         American Century VP Value:
            Tax qualified ........................................      628,798     10.689857         6,721,761      4%
            Non-tax qualified ....................................      591,188     10.689857         6,319,715      4%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ........................................      897,734     13.034607        11,701,610     28%
            Non-tax qualified ....................................      729,174     13.034607         9,504,497     28%
         Dreyfus Stock Index Fund:
            Tax qualified ........................................    6,530,360     13.135997        85,782,789     27%
            Non-tax qualified ....................................    6,930,101     13.135997        91,033,786     27%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified ........................................      994,159     13.220513        13,143,292     29%
            Non-tax qualified ....................................    1,635,130     13.220513        21,617,257     29%
         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax qualified ........................................    4,652,014     11.422130        53,135,909     10%
            Non-tax qualified ....................................    4,431,491     11.422130        50,617,066     10%
         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax qualified ........................................    2,225,770     13.848033        30,822,536     38%
            Non-tax qualified ....................................    1,962,518     13.848033        27,177,014     38%
         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax qualified ........................................    3,021,525      9.586675        28,966,378     (5)%
            Non-tax qualified ....................................    3,109,107      9.586675        29,805,998     (5)%
         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax qualified ........................................      630,058     11.047878         6,960,804     12%
            Non-tax qualified ....................................      759,889     11.047878         8,395,161     12%
         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax qualified ........................................    2,868,661     12.812355        36,754,303     29%
            Non-tax qualified ....................................    2,993,987     12.812355        38,360,024     29%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified .......................    2,015,088    12.826216    25,845,954     23%
            Non-tax qualified ...................    2,029,092    12.826216    26,025,572     23%
         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified .......................      148,936     7.395794     1,101,500    (29)%
            Non-tax qualified ...................      152,995     7.395794     1,131,520    (29)%
         Nationwide SAT - Balanced Fund:
            Tax qualified .......................    1,042,085    10.844036    11,300,407      7%
            Non-tax qualified ...................      927,751    10.844036    10,060,565      7%
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified .......................    4,235,753    13.369463    56,629,743     29%
            Non-tax qualified ...................    4,697,136    13.369463    62,798,186     29%
         Nationwide SAT - Equity Income Fund:
            Tax qualified .......................      237,366    11.588459     2,750,706     14%
            Non-tax qualified ...................      340,149    11.588459     3,941,803     14%
         Nationwide SAT - Global Equity Fund:
            Tax qualified .......................      296,907    11.921445     3,539,560     18%
            Non-tax qualified ...................      382,578    11.921445     4,560,883     18%
         Nationwide SAT - Government Bond Fund:
            Tax qualified .......................    3,607,650    10.941842    39,474,336      8%
            Non-tax qualified ...................    3,232,045    10.941842    35,364,526      8%
         Nationwide SAT - High Income Bond Fund:
            Tax qualified .......................      656,370    10.701912     7,024,414      5%
            Non-tax qualified ...................      709,535    10.701912     7,593,381      5%
         Nationwide SAT - Money Market Fund:
            Tax qualified .......................    4,931,150    10.504509    51,799,310      4%
            Non-tax qualified ...................    5,513,782    10.504509    57,919,573      4%
         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified .......................      915,760    10.252876     9,389,174      2%
            Non-tax qualified ...................      934,096    10.252876     9,577,170      2%
         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified .......................      171,632    10.919701     1,874,170     10%
            Non-tax qualified ...................      185,246    10.919701     2,022,831     10%
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified .......................      930,565     9.432351     8,777,416     (4)%
            Non-tax qualified ...................    1,021,664     9.432351     9,636,693     (4)%
         Nationwide SAT - Small Company Fund:
            Tax qualified .......................    1,269,546     9.617964    12,210,448      0%
            Non-tax qualified ...................    1,253,383     9.617964    12,054,993      0%
         Nationwide SAT - Strategic Growth Fund:
            Tax qualified .......................      265,377    11.582258     3,073,665     14%
            Non-tax qualified ...................      223,704    11.582258     2,590,997     14%
         Nationwide SAT - Strategic Value Fund:
            Tax qualified .......................      345,847    10.090240     3,489,679     (1)%
            Non-tax qualified ...................      505,486    10.090240     5,100,475     (1)%

                                                                     (Continued)

         Nationwide SAT - Total Return Fund:
            Tax qualified ..................    8,225,066    11.979444    98,531,718     17%
            Non-tax qualified ..............    5,639,031    11.979444    67,552,456     17%
         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified ..................      578,032    13.699229     7,918,593     30%
            Non-tax qualified ..............      609,746    13.699229     8,353,050     30%
         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified ..................      436,579    16.144809     7,048,485     38%
            Non-tax qualified ..............      449,661    16.144809     7,259,691     38%
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified ..................    3,020,772    10.458607    31,593,067      3%
            Non-tax qualified ..............    2,842,880    10.458607    29,732,565      3%
         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax qualified ..................      787,398    10.609896     8,354,211     11%
            Non-tax qualified ..............      753,325    10.609896     7,992,700     11%
         Oppenheimer VAF - Growth Fund:
            Tax qualified ..................      916,203    12.070167    11,058,723     23%
            Non-tax qualified ..............    1,094,091    12.070167    13,205,861     23%
         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified ..................    1,242,544    10.639805    13,220,426      4%
            Non-tax qualified ..............    1,352,028    10.639805    14,385,314      4%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified ..................      217,873     5.751082     1,253,005    (35)%
            Non-tax qualified ..............      279,325     5.751082     1,606,421    (35)%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified ..................       82,690     6.139717       507,693    (32)%
            Non-tax qualified ..............      115,681     6.139717       710,249    (32)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified ..................      646,017     9.050353     5,846,682    (12)%
            Non-tax qualified ..............      606,338     9.050353     5,487,573    (12)%
         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified ..................      373,962    11.521372     4,308,555     11%
            Non-tax qualified ..............      328,455    11.521372     3,784,252     11%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified ..................      479,917     9.865775     4,734,753      4%
            Non-tax qualified ..............      496,472     9.865775     4,898,081      4%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified ..................      192,595    10.394476     2,001,924      5%
            Non-tax qualified ..............      209,056    10.394476     2,173,028      5%

      Asset fee @ 1.00% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified .......................      583,554    13.073386     7,629,027     26%
            Non-tax qualified ...................      612,111    13.073386     8,002,363     26%
         American Century VP -
         American Century VP International:
            Tax qualified .......................      667,671    11.859906     7,918,515     18%
            Non-tax qualified ...................      795,739    11.859906     9,437,390     18%
         American Century VP -
         American Century VP Value:
            Tax qualified .......................      355,592    10.683601     3,799,003      4%
            Non-tax qualified ...................      298,758    10.683601     3,191,811      4%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified .......................      570,245    13.026995     7,428,579     28%
            Non-tax qualified ...................      538,134    13.026995     7,010,269     28%
         Dreyfus Stock Index Fund:
            Tax qualified .......................    4,403,681    13.128325    57,812,955     27%
            Non-tax qualified ...................    4,086,832    13.128325    53,653,259     27%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified .......................      620,733    13.212796     8,201,618     29%
            Non-tax qualified ...................      689,993    13.212796     9,116,737     29%
         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax qualified .......................    3,163,281    11.415454    36,110,289     10%
            Non-tax qualified ...................    3,558,258    11.415454    40,619,131     10%
         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax qualified .......................    1,633,140    13.839948    22,602,573     38%
            Non-tax qualified ...................    1,450,527    13.839948    20,075,218     38%
         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax qualified .......................    1,716,342     9.581067    16,444,388     (5)%
            Non-tax qualified ...................    1,953,504     9.581067    18,716,653     (5)%
         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax qualified .......................      390,759    11.041416     4,314,533     12%
            Non-tax qualified ...................      364,389    11.041416     4,023,371     12%
         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax qualified .......................    1,744,153    12.804877    22,333,665     29%
            Non-tax qualified ...................    1,750,402    12.804877    22,413,682     29%
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified .......................    1,566,691    12.818700    20,082,942     23%
            Non-tax qualified ...................    1,701,741    12.818700    21,814,107     23%

                                                                     (Continued)

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified .......................        50,958     7.391460      376,654    (29)%
            Non-tax qualified ...................        56,822     7.391460      419,998    (29)%
         Nationwide SAT - Balanced Fund:
            Tax qualified .......................       724,101    10.837697    7,847,587      7%
            Non-tax qualified ...................       641,839    10.837697    6,956,057      7%
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified .......................     2,719,427    13.361662   36,336,064     29%
            Non-tax qualified ...................     2,067,286    13.361662   27,622,377     29%
         Nationwide SAT - Equity Income Fund:
            Tax qualified .......................       182,603    11.581699    2,114,853     14%
            Non-tax qualified ...................       263,284    11.581699    3,049,276     14%
         Nationwide SAT - Global Equity Fund:
            Tax qualified .......................       209,682    11.914478    2,498,252     18%
            Non-tax qualified ...................       265,967    11.914478    3,168,858     18%
         Nationwide SAT - Government Bond Fund:
            Tax qualified .......................     2,389,465    10.935440   26,129,851      8%
            Non-tax qualified ...................     2,162,208    10.935440   23,644,696      8%
         Nationwide SAT - High Income Bond Fund:
            Tax qualified .......................       563,880    10.695657    6,031,067      5%
            Non-tax qualified ...................       507,316    10.695657    5,426,078      5%
         Nationwide SAT - Money Market Fund:
            Tax qualified .......................     3,146,947    10.498325   33,037,672      4%
            Non-tax qualified ...................     2,859,923    10.498325   30,024,401      4%
         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified .......................       628,805    10.246882    6,443,291      2%
            Non-tax qualified ...................       548,001    10.246882    5,615,302      2%
         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified .......................       124,451    10.913315    1,358,173     10%
            Non-tax qualified ...................       125,175    10.913315    1,366,074     10%
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified .......................       502,680     9.426837    4,738,682     (4)%
            Non-tax qualified ...................       467,220     9.426837    4,404,407     (4)%
         Nationwide SAT - Small Company Fund:
            Tax qualified .......................       832,015     9.612340    7,997,611      0%
            Non-tax qualified ...................       830,194     9.612340    7,980,107      0%
         Nationwide SAT - Strategic Growth Fund:
            Tax qualified .......................       105,819    11.575478    1,224,906     13%
            Non-tax qualified ...................       115,940    11.575478    1,342,061     13%
         Nationwide SAT - Strategic Value Fund:
            Tax qualified .......................       134,335    10.084334    1,354,679     (1)%
            Non-tax qualified ...................       239,315    10.084334    2,413,332     (1)%
         Nationwide SAT - Total Return Fund:
            Tax qualified .......................     4,784,644    11.972436   57,283,844     17%
            Non-tax qualified ...................     3,784,283    11.972436   45,307,086     17%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified ................      519,550    13.691238     7,113,283     30%
            Non-tax qualified ............      425,826    13.691238     5,830,085     30%
         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified ................      347,143    16.135377     5,601,283     38%
            Non-tax qualified ............      372,662    16.135377     6,013,042     38%
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified ................    1,949,091    10.452498    20,372,870      3%
            Non-tax qualified ............    1,997,553    10.452498    20,879,419      3%
         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax qualified ................      395,607    10.603692     4,194,895     11%
            Non-tax qualified ............      446,338    10.603692     4,732,831     11%
         Oppenheimer VAF - Growth Fund:
            Tax qualified ................      587,304    12.063121     7,084,719     23%
            Non-tax qualified ............      591,561    12.063121     7,136,072     23%
         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified ................      825,742    10.633592     8,780,604      4%
            Non-tax qualified ............    1,013,404    10.633592    10,776,125      4%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified ................      141,469     5.747723       813,125    (35)%
            Non-tax qualified ............      104,323     5.747723       599,620    (35)%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified ................       69,784     6.136113       428,203    (32)%
            Non-tax qualified ............       36,296     6.136113       222,716    (32)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified ................      372,172     9.045055     3,366,316    (13)%
            Non-tax qualified ............      250,104     9.045055     2,262,204    (13)%
         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified ................      150,366    11.514627     1,731,408     11%
            Non-tax qualified ............      193,659    11.514627     2,229,911     11%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified ................      216,678     9.860001     2,136,445      4%
            Non-tax qualified ............      284,936     9.860001     2,809,469      4%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified ................       92,766    10.388404       963,691      5%
            Non-tax qualified ............       59,430    10.388404       617,383      5%

                                                                     (Continued)

      Asset fee @ 1.05% rate:

American Century VP -
American Century VP Income & Growth:
   Tax qualified .......................     81,928    13.065728     1,070,449     26%
   Non-tax qualified ...................    128,629    13.065728     1,680,632     26%
American Century VP -
American Century VP International:
   Tax qualified .......................     99,298    11.852979     1,176,977     18%
   Non-tax qualified ...................    165,809    11.852979     1,965,331     18%
American Century VP -
American Century VP Value:
   Tax qualified .......................     77,126    10.677353       823,502      4%
   Non-tax qualified ...................     72,329    10.677353       772,282      4%
The Dreyfus Socially Responsible
Growth Fund, Inc.:
   Tax qualified .......................     89,640    13.019372     1,167,057     28%
   Non-tax qualified ...................    135,100    13.019372     1,758,917     28%
Dreyfus Stock Index Fund:
   Tax qualified .......................    783,466    13.120640    10,279,575     27%
   Non-tax qualified ...................    913,818    13.120640    11,989,877     27%
Dreyfus VIF -
Capital Appreciation Portfolio:
   Tax qualified .......................    131,684    13.205079     1,738,898     29%
   Non-tax qualified ...................    246,123    13.205079     3,250,074     29%
Fidelity VIP - Equity-Income Portfolio -
Service Class:
   Tax qualified .......................    524,588    11.408770     5,984,904     10%
   Non-tax qualified ...................    864,765    11.408770     9,865,905     10%
Fidelity VIP - Growth Portfolio -
Service Class:
   Tax qualified .......................    253,263    13.831860     3,503,098     38%
   Non-tax qualified ...................    343,224    13.831860     4,747,426     38%
Fidelity VIP - High Income Portfolio -
Service Class:
   Tax qualified .......................    376,294     9.575458     3,603,187     (5)%
   Non-tax qualified ...................    598,620     9.575458     5,732,061     (5)%
Fidelity VIP - Overseas Portfolio -
Service Class:
   Tax qualified .......................     91,010    11.034969     1,004,293     11%
   Non-tax qualified ...................    137,943    11.034969     1,522,197     11%
Fidelity VIP-II - Contrafund Portfolio -
Service Class:
   Tax qualified .......................    214,618    12.797393     2,746,551     29%
   Non-tax qualified ...................    446,178    12.797393     5,709,915     29%
Fidelity VIP-III - Growth Opportunities
Portfolio - Service Class:
   Tax qualified .......................    231,845    12.811215     2,970,216     23%
   Non-tax qualified ...................    295,189    12.811215     3,781,730     23%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified .......................      9,703     7.387124       71,677    (29)%
            Non-tax qualified ...................     19,124     7.387124      141,271    (29)%
         Nationwide SAT - Balanced Fund:
            Tax qualified .......................    123,286    10.831355    1,335,354      7%
            Non-tax qualified ...................    149,449    10.831355    1,618,735      7%
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified .......................    391,203    13.353842    5,224,063     29%
            Non-tax qualified ...................    499,622    13.353842    6,671,873     29%
         Nationwide SAT - Equity Income Fund:
            Tax qualified .......................     32,573    11.574924      377,030     14%
            Non-tax qualified ...................     46,558    11.574924      538,905     14%
         Nationwide SAT - Global Equity Fund:
            Tax qualified .......................     52,138    11.907510      620,834     18%
            Non-tax qualified ...................     52,521    11.907510      625,394     18%
         Nationwide SAT - Government Bond Fund:
            Tax qualified .......................    425,444    10.929045    4,649,697      8%
            Non-tax qualified ...................    578,467    10.929045    6,322,092      8%
         Nationwide SAT - High Income Bond Fund:
            Tax qualified .......................    168,923    10.689393    1,805,684      5%
            Non-tax qualified ...................    196,834    10.689393    2,104,036      5%
         Nationwide SAT - Money Market Fund:
            Tax qualified .......................    773,874    10.492136    8,119,591      4%
            Non-tax qualified ...................    932,153    10.492136    9,780,276      4%
         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified .......................    180,699    10.240891    1,850,519      2%
            Non-tax qualified ...................    200,225    10.240891    2,050,482      2%
         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified .......................     20,280    10.906928      221,192     10%
            Non-tax qualified ...................     35,289    10.906928      384,895     10%
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified .......................     73,139     9.421309      689,065     (4)%
            Non-tax qualified ...................    149,068     9.421309    1,404,416     (4)%
         Nationwide SAT - Small Company Fund:
            Tax qualified .......................    103,212     9.606706      991,527      0%
            Non-tax qualified ...................    182,983     9.606706    1,757,864      0%
         Nationwide SAT - Strategic Growth Fund:
            Tax qualified .......................     28,004    11.568711      323,970     13%
            Non-tax qualified ...................     14,539    11.568711      168,197     13%
         Nationwide SAT - Strategic Value Fund:
            Tax qualified .......................     36,418    10.078441      367,037     (1)%
            Non-tax qualified ...................     85,804    10.078441      864,771     (1)%
         Nationwide SAT - Total Return Fund:
            Tax qualified .......................    705,982    11.965436    8,447,382     17%
            Non-tax qualified ...................    695,165    11.965436    8,317,952     17%

                                                                     (Continued)

Neuberger & Berman AMT -
Guardian Portfolio:
   Tax qualified ................     66,839    13.683246      914,574     30%
   Non-tax qualified ............    161,709    13.683246    2,212,704     30%
Neuberger & Berman AMT -
Mid-Cap Growth Portfolio:
   Tax qualified ................     41,741    16.125954      673,113     38%
   Non-tax qualified ............    107,495    16.125954    1,733,459     38%
Neuberger & Berman AMT -
Partners Portfolio:
   Tax qualified ................    269,744    10.446379    2,817,848      3%
   Non-tax qualified ............    330,876    10.446379    3,456,456      3%
Oppenheimer VAF -
Aggressive Growth Fund:
   Tax qualified ................     75,188    10.597477      796,803     11%
   Non-tax qualified ............    118,302    10.597477    1,253,703     11%
Oppenheimer VAF - Growth Fund:
   Tax qualified ................    110,392    12.056049    1,330,891     23%
   Non-tax qualified ............    122,036    12.056049    1,471,272     23%
Oppenheimer VAF -
Growth & Income Fund:
   Tax qualified ................    155,966    10.627355    1,657,506      4%
   Non-tax qualified ............    254,947    10.627355    2,709,412      4%
Van Eck WIT -
Worldwide Emerging Markets Fund:
   Tax qualified ................     31,317     5.744349      179,896    (35)%
   Non-tax qualified ............     46,981     5.744349      269,875    (35)%
Van Eck WIT -
Worldwide Hard Assets Fund:
   Tax qualified ................     10,468     6.132522       64,195    (32)%
   Non-tax qualified ............     17,880     6.132522      109,649    (32)%
Van Kampen American Capital LIT -
Morgan Stanley Real Estate
Securities Portfolio:
   Tax qualified ................     40,468     9.039759      365,821    (13)%
   Non-tax qualified ............     71,613     9.039759      647,364    (13)%
Warburg Pincus Trust -
Growth & Income Portfolio:
   Tax qualified ................     18,436    11.507907      212,160     11%
   Non-tax qualified ............     71,280    11.507907      820,284     11%
Warburg Pincus Trust -
International Equity Portfolio:
   Tax qualified ................     43,919     9.854235      432,788      4%
   Non-tax qualified ............     82,462     9.854235      812,600      4%
Warburg Pincus Trust -
Post Venture Capital Portfolio:
   Tax qualified ................     32,373    10.382320      336,107      5%
   Non-tax qualified ............     39,431    10.382320      409,385      5%

      Asset fee @ 1.10% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified .......................     7,515    12.515499     94,054    25%(a)
            Non-tax qualified ...................       411    12.515499      5,144    25%(a)
         American Century VP -
         American Century VP International:
            Non-tax qualified ...................     1,791    12.062037     21,603    21%(a)
         American Century VP -
         American Century VP Value:
            Tax qualified .......................       360    11.279817      4,061    13%(a)
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified .......................    10,035    12.784895    128,296    28%(a)
            Non-tax qualified ...................       706    12.784895      9,026    28%(a)
         Dreyfus Stock Index Fund:
            Tax qualified .......................    29,563    12.464249    368,481    25%(a)
            Non-tax qualified ...................     1,760    12.464249     21,937    25%(a)
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified .......................    19,433    12.389971    240,774    24%(a)
            Non-tax qualified ...................       366    12.389971      4,535    24%(a)
         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax qualified .......................     8,946    11.809798    105,650    18%(a)
            Non-tax qualified ...................       384    11.809798      4,535    18%(a)
         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax qualified .......................    17,524    12.914475    226,313    29%(a)
            Non-tax qualified ...................       382    12.914475      4,933    29%(a)
         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax qualified .......................     7,652    10.530579     80,580     5%(a)
            Non-tax qualified ...................        71    10.530579        748     5%(a)
         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax qualified .......................       171    12.187321      2,084    22%(a)
         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax qualified .......................    12,351    12.797152    158,058    28%(a)
            Non-tax qualified ...................        54    12.797152        691    28%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified .......................     3,636    12.309512     44,757    23%(a)
            Non-tax qualified ...................       534    12.309512      6,573    23%(a)
         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified .......................        18    11.395495        205    14%(a)
         Nationwide SAT - Balanced Fund:
            Tax qualified .......................     2,359    10.677473     25,188     7%(a)

                                                                     (Continued)

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified .......................    12,023    12.439602    149,561    24%(a)
            Non-tax qualified ...................     1,118    12.439602     13,907    24%(a)
         Nationwide SAT - Equity Income Fund:
            Tax qualified .......................        17    11.846282        201    18%(a)
         Nationwide SAT - Global Equity Fund:
            Tax qualified .......................       586    12.212250      7,156    22%(a)
            Non-tax qualified ...................        86    12.212250      1,050    22%(a)
         Nationwide SAT - Government Bond Fund:
            Tax qualified .......................     9,774     9.853072     96,304    (1)%(a)
            Non-tax qualified ...................       345     9.853072      3,399    (1)%(a)
         Nationwide SAT - High Income Bond Fund:
            Tax qualified .......................        85    10.339812        879     3%(a)
         Nationwide SAT - Money Market Fund:
            Tax qualified .......................     9,288    10.095781     93,770     1%(a)
         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified .......................       338    10.245831      3,463     2%(a)
         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified .......................     1,248    12.253848     15,293    23%(a)
            Non-tax qualified ...................        36    12.253848        441    23%(a)
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified .......................     1,427    12.964349     18,500    30%(a)
         Nationwide SAT - Small Company Fund:
            Tax qualified .......................     1,394    12.123056     16,900    21%(a)
            Non-tax qualified ...................        89    12.123056      1,079    21%(a)
         Nationwide SAT - Strategic Growth Fund:
            Tax qualified .......................       896    12.668723     11,351    27%(a)
         Nationwide SAT - Strategic Value Fund:
            Tax qualified .......................       184    13.028676      2,397    30%(a)
         Nationwide SAT - Total Return Fund:
            Tax qualified .......................    24,285    11.993303    291,257    20%(a)
            Non-tax qualified ...................     1,477    11.993303     17,714    20%(a)
         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified .......................     1,095    12.887023     14,111    29%(a)
         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified .......................       318    14.077949      4,477    41%(a)
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified .......................     2,949    11.858021     34,969    19%(a)
         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax qualified .......................     1,583    13.191805     20,883    32%(a)
         Oppenheimer VAF - Growth Fund:
            Tax qualified .......................       591    13.244991      7,828    32%(a)
            Non-tax qualified ...................       199    13.244991      2,636    32%(a)

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified .......................    4,829    12.340636    59,593    23%(a)
            Non-tax qualified ...................      274    12.340636     3,381    23%(a)
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified .......................       18    12.634284       227    26%(a)
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified .......................      489     9.918535     4,850    (1)%(a)
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified .......................      883    10.411332     9,193     4%(a)
         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified .......................      252    11.896081     2,998    19%(a)
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified .......................        2    11.551939        23    16%(a)
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified .......................       61    12.839012       783    28%(a)
      Asset fee @ 1.15% rate:
         American Century VP -
         American Century VP Income & Growth:
            Tax qualified .......................    1,887    12.513926    23,614    25%(a)
            Non-tax qualified ...................    1,522    12.513926    19,046    25%(a)
         American Century VP -
         American Century VP International:
            Tax qualified .......................    1,080    12.060517    13,025    21%(a)
            Non-tax qualified ...................      698    12.060517     8,418    21%(a)
         American Century VP -
         American Century VP Value:
            Tax qualified .......................        9    11.278389       102    13%(a)
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified .......................    2,027    12.783289    25,912    28%(a)
            Non-tax qualified ...................      662    12.783289     8,463    28%(a)
         Dreyfus Stock Index Fund:
            Tax qualified .......................    6,396    12.462691    79,711    25%(a)
            Non-tax qualified ...................      964    12.462691    12,014    25%(a)
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified .......................    2,784    12.388419    34,489    24%(a)
            Non-tax qualified ...................    1,343    12.388419    16,638    24%(a)
         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax qualified .......................    1,580    11.808307    18,657    18%(a)
            Non-tax qualified ...................      324    11.808307     3,826    18%(a)

                                                                     (Continued)

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax qualified .......................      667    12.912859     8,613    29%(a)
            Non-tax qualified ...................      670    12.912859     8,652    29%(a)
         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax qualified .......................      852    10.529250     8,971     5%(a)
            Non-tax qualified ...................      168    10.529250     1,769     5%(a)
         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax qualified .......................      221    12.185792     2,693    22%(a)
         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax qualified .......................    1,632    12.795546    20,882    28%(a)
            Non-tax qualified ...................      887    12.795546    11,350    28%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified .......................       52    12.307964       640    23%(a)
         Nationwide SAT - Balanced Fund:
            Tax qualified .......................      798    10.676123     8,520     7%(a)
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified .......................    2,994    12.438039    37,239    24%(a)
            Non-tax qualified ...................      573    12.438039     7,127    24%(a)
         Nationwide SAT - Equity Income Fund:
            Tax qualified .......................       58    11.844786       687    18%(a)
         Nationwide SAT - Global Equity Fund:
            Tax qualified .......................       97    12.210713     1,184    22%(a)
         Nationwide SAT - Government Bond Fund:
            Tax qualified .......................    2,196     9.851828    21,635    (1)%(a)
            Non-tax qualified ...................      346     9.851828     3,409    (1)%(a)
         Nationwide SAT - High Income Bond Fund:
            Tax qualified .......................        2    10.338506        21     3%(a)
         Nationwide SAT - Money Market Fund:
            Tax qualified .......................       99    10.094495       999     1%(a)
         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified .......................      367    10.244538     3,760     2%(a)
         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified .......................       81    12.252304       992    23%(a)
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified .......................      757    12.962717     9,813    30%(a)
         Nationwide SAT - Small Company Fund:
            Tax qualified .......................       67    12.121529       812    21%(a)
         Nationwide SAT - Strategic Growth Fund:
            Tax qualified .......................       52    12.667131       659    27%(a)
         Nationwide SAT - Strategic Value Fund:
            Tax qualified .......................      283    13.027042     3,687    30%(a)

         Nationwide SAT - Total Return Fund:
            Tax qualified ...................     4,692    11.991803     56,266    20%(a)
            Non-tax qualified ...............       645    11.991803      7,735    20%(a)
         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified ...................       110    12.885403      1,417    29%(a)
            Non-tax qualified ...............         2    12.885403         26    29%(a)
         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified ...................       120    14.076184      1,689    41%(a)
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified ...................       392    11.856528      4,648    19%(a)
            Non-tax qualified ...............       110    11.856528      1,304    19%(a)
         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax qualified ...................       461    13.190143      6,081    32%(a)
         Oppenheimer VAF - Growth Fund:
            Tax qualified ...................       206    13.243332      2,728    32%(a)
         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified ...................     1,075    12.339083     13,265    23%(a)
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified ...................        20    12.632701        253    26%(a)
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified ...................       227    10.410018      2,363     4%(a)
      Asset fee @ 1.20% rate:
         American Century VP -
         American Century VP Income & Growth:
            Tax qualified ...................     1,366    12.431326     16,981    24%(a)
            Non-tax qualified ...............     1,176    12.431326     14,619    24%(a)
         American Century VP -
         American Century VP International:
            Non-tax qualified ...............       223    10.904652      2,432     9%(a)
         American Century VP -
         American Century VP Value:
            Tax qualified ...................         3    11.497731         34    15%(a)
            Non-tax qualified ...............     1,306    11.497731     15,016    15%(a)
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ...................       925    12.758878     11,802    28%(a)
            Non-tax qualified ...............     2,098    12.758878     26,768    28%(a)
         Dreyfus Stock Index Fund:
            Tax qualified ...................     3,618    12.367188     44,744    24%(a)
            Non-tax qualified ...............    26,086    12.367188    322,610    24%(a)

                                                                     (Continued)

         Dreyfus VIF --
         Capital Appreciation Portfolio:
            Tax qualified .......................       390    12.207586      4,761    22%(a)
            Non-tax qualified ...................     2,910    12.207586     35,524    22%(a)
         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax qualified .......................     3,974    11.850451     47,094    19%(a)
            Non-tax qualified ...................       776    11.850451      9,196    19%(a)
         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax qualified .......................    10,429    13.015101    135,734    30%(a)
         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax qualified .......................       991    10.384114     10,291     4%(a)
            Non-tax qualified ...................     1,251    10.384114     12,991     4%(a)
         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax qualified .......................     3,385    11.296846     38,240    13%(a)
            Non-tax qualified ...................       811    11.296846      9,162    13%(a)
         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax qualified .......................     1,641    12.602507     20,681    26%(a)
            Non-tax qualified ...................    10,719    12.602507    135,086    26%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified .......................         1    12.421717         12    24%(a)
            Non-tax qualified ...................     2,338    12.421717     29,042    24%(a)
         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Non-tax qualified ...................       593    11.400149      6,760    14%(a)
         Nationwide SAT - Balanced Fund:
            Tax qualified .......................         2    10.772545         22     8%(a)
            Non-tax qualified ...................       842    10.772545      9,070     8%(a)
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified .......................        35    12.392954        434    24%(a)
            Non-tax qualified ...................     2,724    12.392954     33,758    24%(a)
         Nationwide SAT - Equity Income Fund:
            Non-tax qualified ...................     1,552    11.927845     18,512    19%(a)
         Nationwide SAT - Government Bond Fund:
            Tax qualified .......................        10    10.174058        102     2%(a)
            Non-tax qualified ...................     1,172    10.174058     11,924     2%(a)
         Nationwide SAT - High Income Bond Fund:
            Tax qualified .......................        19    10.558563        201     6%(a)
            Non-tax qualified ...................     1,154    10.558563     12,185     6%(a)
         Nationwide SAT - Money Market Fund:
            Non-tax qualified ...................    48,756    10.126097    493,708     1%(a)
         Nationwide SAT - Multi Sector Bond Fund:
            Non-tax qualified ...................     1,706    10.475252     17,871     5%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified .....................    1,749    12.586199    22,013    26%(a)
            Non-tax qualified .................    1,878    12.586199    23,637    26%(a)
         Nationwide SAT - Small Company Fund:
            Tax qualified .....................        3    12.016781        36    20%(a)
         Nationwide SAT - Strategic Value Fund:
            Tax qualified .....................      853    12.477330    10,643    25%(a)
         Nationwide SAT - Total Return Fund:
            Tax qualified .....................      335    11.968910     4,010    20%(a)
            Non-tax qualified .................    2,349    11.968910    28,115    20%(a)
         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified .....................       29    12.307946       357    23%(a)
         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Non-tax qualified .................    1,744    13.702754    23,898    37%(a)
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified .....................      874    11.821068    10,332    18%(a)
            Non-tax qualified .................    1,913    11.821068    22,614    18%(a)
         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax qualified .....................       47    12.961315       609    30%(a)
            Non-tax qualified .................    1,383    12.961315    17,925    30%(a)
         Oppenheimer VAF - Growth Fund:
            Tax qualified .....................        1    12.752843        13    28%(a)
            Non-tax qualified .................    2,543    12.752843    32,430    28%(a)
         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified .....................      806    12.149185     9,792    21%(a)
            Non-tax qualified .................    1,940    12.149185    23,569    21%(a)
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Non-tax qualified .................    1,018    12.101814    12,320    21%(a)
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified .....................        3    10.740684        32     7%(a)
            Non-tax qualified .................    2,201    10.740684    23,640     7%(a)
         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified .....................       25    11.688738       292    17%(a)
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified .....................        3    12.739606        38    27%(a)

                                                                     (Continued)

Asset fee @ 1.25% rate:
   American Century VP --
   American Century VP Value:
      Non-tax qualified ...................      322    11.495807     3,702    15%(a)
   The Dreyfus Socially Responsible
   Growth Fund, Inc.:
      Tax qualified .......................    1,342    12.756741    17,120    28%(a)
   Dreyfus Stock Index Fund:
      Tax qualified .......................    1,241    12.365124    15,345    24%(a)
      Non-tax qualified ...................    1,686    12.365124    20,848    24%(a)
   Fidelity VIP - Equity-Income Portfolio -
   Service Class:
      Tax qualified .......................      739    11.848469     8,756    18%(a)
      Non-tax qualified ...................    1,549    11.848469    18,353    18%(a)
   Fidelity VIP - Growth Portfolio -
   Service Class:
      Tax qualified .......................       41    13.012933       534    30%(a)
      Non-tax qualified ...................    1,201    13.012933    15,629    30%(a)
   Morgan Stanley -
   Emerging Markets Debt Portfolio:
      Tax qualified .......................      154    11.398245     1,755    14%(a)
   Nationwide SAT -
   Capital Appreciation Fund:
      Tax qualified .......................      203    12.390885     2,515    24%(a)
   Nationwide SAT - Global Equity Fund:
      Tax qualified .......................      155    11.745400     1,821    17%(a)
      Non-tax qualified ...................      143    11.745400     1,680    17%(a)
   Nationwide SAT - Government Bond Fund:
      Tax qualified .......................      997    10.172348    10,142     2%(a)
      Non-tax qualified ...................      598    10.172348     6,083     2%(a)
   Nationwide SAT - High Income Bond Fund:
      Non-tax qualified ...................      151    10.556787     1,594     6%(a)
   Nationwide SAT - Multi Sector Bond Fund:
      Non-tax qualified ...................      153    10.473496     1,602     5%(a)
   Nationwide SAT - Small Cap Value Fund:
      Non-tax qualified ...................      310    12.584102     3,901    26%(a)
   Nationwide SAT - Total Return Fund:
      Tax qualified .......................    1,038    11.966903    12,422    20%(a)
      Non-tax qualified ...................      137    11.966903     1,639    20%(a)
   Neuberger & Berman AMT -
   Partners Portfolio:
      Tax qualified .......................        7    11.819096        83    18%(a)
      Non-tax qualified ...................      789    11.819096     9,325    18%(a)
   Oppenheimer VAF -
   Aggressive Growth Fund:
      Tax qualified .......................      147    12.959156     1,905    30%(a)
      Non-tax qualified ...................      678    12.959156     8,786    30%(a)
   Oppenheimer VAF - Growth Fund:
      Tax qualified .......................      482    12.750719     6,146    28%(a)

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified .......................        9    12.147153       109    21%(a)
         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified .......................      499    11.686779     5,832    17%(a)
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified .......................      487    12.737475     6,203    27%(a)
      Asset fee @ 1.30% rate:
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified .......................      571    12.754610     7,283    28%(a)
         Dreyfus Stock Index Fund:
            Tax qualified .......................    1,040    12.363055    12,858    24%(a)
         Dreyfus VIF  -
         Capital Appreciation Portfolio:
            Tax qualified .......................      343    12.203505     4,186    22%(a)
         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax qualified .......................    2,008    11.846486    23,788    18%(a)
         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax qualified .......................      123    13.010755     1,600    30%(a)
         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax qualified .......................      169    12.598299     2,129    26%(a)
         Nationwide SAT - Balanced Fund:
            Tax qualified .......................    1,074    10.768931    11,566     8%(a)
         Nationwide SAT - Government Bond Fund:
            Tax qualified .......................      144    10.170644     1,465     2%(a)
         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified .......................      115    10.471735     1,204     5%(a)
         Nationwide SAT - Small Company Fund:
            Tax qualified .......................        4    12.012761        48    20%(a)
         Nationwide SAT - Strategic Growth Fund:
            Tax qualified .......................      134    12.459415     1,670    25%(a)
         Nationwide SAT - Strategic Value Fund:
            Tax qualified .......................        3    12.473162        37    25%(a)
         Nationwide SAT - Total Return Fund:
            Tax qualified .......................    1,548    11.964909    18,522    20%(a)
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified .......................        3    11.817120        35    18%(a)
         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax qualified .......................      415    12.956986     5,377    30%(a)

                                                                     (Continued)

         Oppenheimer VAF - Growth Fund:
            Tax qualified .....................      102           12.748581                1,300       27%(a)
         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified .....................      367           12.145122                4,457       21%(a)
      Asset fee @ 1.35% rate:
         American Century VP -
         American Century VP International:
            Tax qualified .....................      272           12.054452                3,279       21%(a)
         Dreyfus Stock Index Fund:
            Tax qualified .....................      311           12.456413                3,874       25%(a)
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified .....................      259           12.382184                3,207       24%(a)
         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax qualified .....................      295           10.523939                3,105        5%(a)
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified .....................       51           12.431774                  634       24%(a)
         Nationwide SAT - Money Market Fund:
            Tax qualified .....................    4,169           10.089342               42,062        1%(a)
         Nationwide SAT - Total Return Fund:
            Tax qualified .....................      265           11.985762                3,176       20%(a)
                                                   =====           =========
                                                                                   $2,588,796,935
                                                                                   ==============

(a) This investment option was not being utilized for the entire period. Accordingly, the annual return was computed for such period as the investment option was utilized.

(b) The annual return does not include contract charges satisfied by surrendering units.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                                        KPMG LLP


Columbus, Ohio
January 29, 1999

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                 Consolidated Balance Sheets

                     (in millions of dollars, except per share amounts)


                                                                          December 31,
                                                                    -----------------------
                                        Assets                        1998          1997
                                        ------                      ---------     ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                       $14,245.1     $13,204.1
    Equity securities                                                   127.2          80.4
  Mortgage loans on real estate, net                                  5,328.4       5,181.6
  Real estate, net                                                      243.6         311.4
  Policy loans                                                          464.3         415.3
  Other long-term investments                                            44.0          25.2
  Short-term investments                                                289.1         358.4
                                                                    ---------     ---------
                                                                     20,741.7      19,576.4
                                                                    ---------     ---------

Cash                                                                      3.4         175.6
Accrued investment income                                               218.7         210.5
Deferred policy acquisition costs                                     2,022.2       1,665.4
Other assets                                                            420.3         438.4
Assets held in separate accounts                                     50,935.8      37,724.4
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------
Future policy benefits and claims                                   $19,767.1     $18,702.8
Other liabilities                                                       866.1         885.6
Liabilities related to separate accounts                             50,935.8      37,724.4
                                                                    ---------     ---------
                                                                     71,569.0      57,312.8
                                                                    ---------     ---------

Commitments and contingencies (notes 7 and 12)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                             3.8           3.8
  Additional paid-in capital                                            914.7         914.7
  Retained earnings                                                   1,579.0       1,312.3
  Accumulated other comprehensive income                                275.6         247.1
                                                                    ---------     ---------
                                                                      2,773.1       2,477.9
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

See accompanying notes to consolidated financial statements.

                                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                         Consolidated Statements of Income

                                             (in millions of dollars)


                                                                                    Years ended December 31,
                                                                              -----------------------------------
                                                                                 1998         1997        1996
                                                                              --------     --------     ---------
Revenues:
  Policy charges                                                              $  698.9     $  545.2     $  400.9
  Life insurance premiums                                                        200.0        205.4        198.6
  Net investment income                                                        1,481.6      1,409.2      1,357.8
  Realized gains (losses) on investments                                          28.4         11.1         (0.3)
  Other                                                                           66.8         46.5         35.9
                                                                              --------     --------     --------
                                                                               2,475.7      2,217.4      1,992.9
                                                                              --------     --------     --------
Benefits and expenses:
  Interest credited to policyholder account balances                           1,069.0      1,016.6        982.3
  Other benefits and claims                                                      175.8        178.2        178.3
  Policyholder dividends on participating policies                                39.6         40.6         41.0
  Amortization of deferred policy acquisition costs                              214.5        167.2        133.4
  Other operating expenses                                                       419.7        384.9        342.4
                                                                              --------     --------     --------
                                                                               1,918.6      1,787.5      1,677.4
                                                                              --------     --------     --------

    Income from continuing operations before federal income tax expense          557.1        429.9        315.5

Federal income tax expense                                                       190.4        150.2        110.9
                                                                              --------     --------     --------

    Income from continuing operations                                            366.7        279.7        204.6

Income from discontinued operations (less federal income tax expense
  of $4.5 in 1996)                                                                --           --           11.3
                                                                              --------     --------     --------

    Net income                                                                $  366.7     $  279.7     $  215.9
                                                                              ========     ========     ========

See accompanying notes to consolidated financial statements.

                             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                              Consolidated Statements of Shareholder's Equity

                                Years ended December 31, 1998, 1997 and 1996
                                         (in millions of dollars)


                                                                                  Accumulated
                                                         Additional                  other         Total
                                              Common      paid-in      Retained  comprehensive  shareholder's
                                              stock       capital      earnings      income        equity
                                              -----       -------      --------      ------        ------
December 31, 1995                             $  3.8     $ 657.2      $1,583.2      $ 384.3      $2,628.5

Comprehensive income:
    Net income                                  --          --           215.9         --           215.9
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                  --          --            --         (170.9)       (170.9)
                                                                                                 --------
  Total comprehensive income                                                                         45.0
                                                                                                 --------
Dividends to shareholder                        --        (129.3)       (366.5)       (39.8)       (535.6)
                                              ------     -------      --------      -------      --------
December 31, 1996                                3.8       527.9       1,432.6        173.6       2,137.9

Comprehensive income:
    Net income                                  --          --           279.7         --           279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           73.5          73.5
                                                                                                 --------
  Total comprehensive income                                                                        353.2
                                                                                                 --------
Capital contribution                            --         836.8          --           --           836.8
Dividend to shareholder                         --        (450.0)       (400.0)        --          (850.0)
                                              ------     -------      --------      -------      --------
December 31, 1997                                3.8       914.7       1,312.3        247.1       2,477.9

Comprehensive income:
    Net income                                  --          --           366.7         --           366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           28.5          28.5
                                                                                                 --------
  Total comprehensive income                                                                        395.2
                                                                                                 --------
Dividend to shareholder                         --          --          (100.0)        --          (100.0)
                                              ------     -------      --------      -------      --------
December 31, 1998                             $  3.8     $ 914.7      $1,579.0      $ 275.6      $2,773.1
                                              ======     =======      ========      =======      ========


See accompanying notes to consolidated financial statements.


                                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                           Consolidated Statements of Cash Flows

                                                  (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                   ---------------------------------------
                                                                                     1998           1997            1996
                                                                                   ---------      ---------      ---------
Cash flows from operating activities:
  Net income                                                                       $   366.7      $   279.7      $   215.9
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                             1,069.0        1,016.6          982.3
      Capitalization of deferred policy acquisition costs                             (584.2)        (487.9)        (422.6)
      Amortization of deferred policy acquisition costs                                214.5          167.2          133.4
      Amortization and depreciation                                                     (8.5)          (2.0)           7.0
      Realized gains on invested assets, net                                           (28.4)         (11.1)          (0.3)
      (Increase) decrease in accrued investment income                                  (8.2)          (0.3)           2.8
      (Increase) decrease in other assets                                               16.4          (12.7)         (38.9)
      Decrease in policy liabilities                                                    (8.3)         (23.1)        (151.0)
      (Decrease) increase in other liabilities                                         (34.8)         230.6          191.4
      Other, net                                                                       (11.3)         (10.9)         (61.7)
                                                                                   ---------      ---------      ---------
        Net cash provided by operating activities                                      982.9        1,146.1          858.3
                                                                                   ---------      ---------      ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            1,557.0          993.4        1,162.8
  Proceeds from sale of securities available-for-sale                                  610.5          574.5          299.6
  Proceeds from repayments of mortgage loans on real estate                            678.2          437.3          309.0
  Proceeds from sale of real estate                                                    103.8           34.8           18.5
  Proceeds from repayments of policy loans and sale of other invested assets            23.6           22.7           22.8
  Cost of securities available-for-sale acquired                                    (3,182.8)      (2,828.1)      (1,573.6)
  Cost of mortgage loans on real estate acquired                                      (829.1)        (752.2)        (972.8)
  Cost of real estate acquired                                                          (0.8)         (24.9)          (7.9)
  Policy loans issued and other invested assets acquired                               (88.4)         (62.5)         (57.7)
  Short-term investments, net                                                           69.3         (354.8)          28.0
                                                                                   ---------      ---------      ---------
        Net cash used in investing activities                                       (1,058.7)      (1,959.8)        (771.3)
                                                                                   ---------      ---------      ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                   --            836.8           --
  Cash dividends paid                                                                 (100.0)          --            (50.0)
  Increase in investment product and universal life insurance
    product account balances                                                         2,682.1        2,488.5        1,781.8
  Decrease in investment product and universal life insurance
    product account balances                                                        (2,678.5)      (2,379.8)      (1,784.5)
                                                                                   ---------      ---------      ---------
        Net cash (used in) provided by financing activities                            (96.4)         945.5          (52.7)
                                                                                   ---------      ---------      ---------
Net (decrease) increase in cash                                                       (172.2)         131.8           34.3

Cash, beginning of year                                                                175.6           43.8            9.5
                                                                                   ---------      ---------      ---------
Cash, end of year                                                                  $     3.4      $   175.6      $    43.8
                                                                                   =========      =========      =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996



(1)      Organization and Description of Business
         ----------------------------------------

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11, 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 10 and 14. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Operations that are classified and reported as discontinued operations are not consolidated but rather are reported as "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (c)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

         (e)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $743.9 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 6.0%, 6.1% and 6.3% for the years ended December 31, 1998, 1997 and 1996, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (g)  Participating Business
              ----------------------

              Participating business represents approximately 40% in 1998 (50% in 1997 and 52% in 1996) of the Company's life insurance in force, 74% in 1998 (77% in 1997 and 78% in 1996) of the number of life insurance policies in force, and 14% in 1998 (27% in 1997 and 40% in 1996) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 10 and 14.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(j)           Recently Issued Accounting Pronouncements
              -----------------------------------------

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 13.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits (SFAS
              132). SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.


         (k)  Reclassification
              ----------------

              Certain items in the 1997 and 1996 consolidated financial statements have been reclassified to conform to the 1998 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(3)      Investments
         -----------

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                     Gross         Gross
                                                                     Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                  cost           gains        losses       fair value
             ------------------------                                  ----           -----        ------       ----------
             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0        $   --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------        ------        ---------
                                                                     $13,831.7       $563.2        $(22.6)       $14,372.3
                                                                     =========       ======        ======        =========

             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   305.1       $  8.6        $   --        $   313.7
                 Obligations of states and political subdivisions          1.6           --           --               1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                     ---------       ------        ------        ---------
                                                                     $12,800.7       $498.3        $(14.5)       $13,284.5
                                                                     =========       ======        ======        =========

         As of December 31, 1998 the Company had entered into S&P 500 futures contracts with a notional amount of $20.0 million to reduce the risk of changes in the fair market value of certain investments classified as equity securities. These contracts had an unrealized loss of $1.3 million as of December 31, 1998 which is included in the recorded amount of the equity securities and in accumulated other comprehensive income, net of tax, similar to other unrealized gains and losses on securities available-for-sale.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
             (in millions of dollars)                                                 cost          fair value
                                                                                      ----          ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $ 2,019.9        $ 2,048.0
               Due after one year through five years                                  8,169.1          8,470.6
               Due after five years through ten years                                 2,795.0          2,927.7
               Due after ten years                                                      737.3            798.8
                                                                                    ---------        ---------
                                                                                    $13,721.3        $14,245.1
                                                                                    =========        =========

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Gross unrealized gains                                                 $ 540.6       $ 483.8
             Adjustment to deferred policy acquisition costs                         (116.6)       (103.7)
             Deferred federal income tax                                             (148.4)       (133.0)
                                                                                    -------       -------
                                                                                    $ 275.6       $ 247.1
                                                                                    =======       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

             (in millions of dollars)                                         1998          1997          1996
                                                                              ----          ----          ----
             Securities available-for-sale:
               Fixed maturity securities                                      $52.6        $137.5       $(289.2)
               Equity securities                                                4.2          (2.7)          8.9
                                                                              -----        ------       -------
                                                                              $56.8        $134.8       $(280.3)
                                                                              =====        ======       =======

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $610.5 million, $574.5 million and $299.6 million, respectively. During 1998, gross gains of $9.0 million ($9.9 million and $6.6 million in 1997 and 1996, respectively) and gross losses of $7.6 million ($18.0 million and $6.9 million in 1997 and 1996, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $3.7 million. No valuation allowance has been recorded for these loans as of December 31, 1998. The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million which includes $3.9 million of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million and $16.0 million of impaired mortgage loans on real estate for which there was no valuation allowance. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $9.1 million ($31.8 million in 1997) and interest income recognized on those loans was $0.3 million ($1.0 million in 1997), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Allowance, beginning of year                                            $42.5         $51.0
               Reductions credited to operations                                      (0.1)         (1.2)
               Direct write-downs charged against the allowance                         --          (7.3)
                                                                                     -----         -----
             Allowance, end of year                                                  $42.4         $42.5
                                                                                     =====         =====

         Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 1998 ($45.1 million as of December 31, 1997) and valuation allowances of $5.4 million as of December 31, 1998 ($11.1 million as of December 31, 1997).

         Investments that were non-income producing for the twelve month period preceding December 31, 1998 amounted to $42.4 million ($19.4 million for 1997) and consisted of $32.7 million ($3.0 million in 1997) in securities available-for-sale and $9.7 million ($16.4 million in 1997) in real estate.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1998            1997           1996
                                                                           ----            ----           ----
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  982.5        $  911.6       $  917.1
                 Equity securities                                             0.8             0.8            1.3
               Mortgage loans on real estate                                 458.9           457.7          432.8
               Real estate                                                    40.4            42.9           44.3
               Short-term investments                                         17.8            22.7            4.2
               Other                                                          30.7            21.0            4.0
                                                                          --------        --------       --------
                   Total investment income                                 1,531.1         1,456.7        1,403.7
             Less investment expenses                                         49.5            47.5           45.9
                                                                          --------        --------       --------
                   Net investment income                                  $1,481.6        $1,409.2       $1,357.8
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                        1998            1997           1996
                                                                             ----            ----           ----
             Securities available-for-sale:
               Fixed maturity securities                                    $(0.7)          $ 3.6          $(3.5)
               Equity securities                                              2.1             2.7            3.2
             Mortgage loans on real estate                                    3.9             1.6           (4.1)
             Real estate and other                                           23.1             3.2            4.1
                                                                            -----           -----          -----
                                                                            $28.4           $11.1          $(0.3)
                                                                            =====           =====          =====

         Fixed maturity securities with an amortized cost of $6.5 million and $6.2 million as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(4)      Federal Income Tax
         ------------------

         The Company's current federal income tax liability was $72.8 million and $60.1 million as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1998 and 1997 are as follows:

             (in millions of dollars)                                        1998            1997
                                                                             ----            ----
             Deferred tax assets:
               Future policy benefits                                       $207.7          $200.1
               Liabilities in Separate Accounts                              319.9           242.0
               Mortgage loans on real estate and real estate                  17.5            19.0
               Other assets and other liabilities                             58.9            59.2
                                                                            ------          ------
                 Total gross deferred tax assets                             604.0           520.3
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                            ------          ------
                 Net deferred tax assets                                     597.0           513.3
                                                                            ------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             568.7           480.5
               Fixed maturity securities                                     212.2           193.3
               Deferred tax on realized investment gains                      34.8            40.1
               Equity securities and other long-term investments               9.6             7.5
               Other                                                          21.6            22.2
                                                                            ------          ------
                 Total gross deferred tax liabilities                        846.9           743.6
                                                                            ------          ------
                 Net deferred tax liability                                 $249.9          $230.3
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1998, 1997 and 1996.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1998            1997            1996
                                                                      ----            ----            ----
           Currently payable                                         $186.1          $121.7          $116.5
           Deferred tax expense (benefit)                               4.3            28.5            (5.6)
                                                                     ------          ------          ------
                                                                     $190.4          $150.2          $110.9
                                                                     ======          ======          ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                            1998                     1997                     1996
                                                       -----------------        ----------------        -----------------
         (in millions of dollars)                      Amount        %          Amount        %          Amount        %
                                                       ------        -          ------        -          ------        -

         Computed (expected) tax expense               $195.0      35.0         $150.5      35.0         $110.4      35.0
         Tax exempt interest and dividends
           received deduction                            (4.9)     (0.9)           -         0.0           (0.2)     (0.1)
         Other, net                                       0.3       0.1           (0.3)     (0.1)           0.7       0.3
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $190.4      34.2         $150.2      34.9         $110.9      35.2
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $173.4 million, $91.8 million and $115.8 million during the years ended December 31, 1998, 1997 and 1996, respectively.

(5)      Comprehensive Income
         --------------------

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions of dollars)                                        1998           1997           1996
                                                                             ----           ----           ----
             Unrealized gains (losses) on securities
                available-for-sale arising during the period:
                Gross                                                       $ 58.2        $141.1         $(272.4)
                Adjustment to deferred policy acquisition costs              (12.9)        (21.8)           57.0
                Related federal income tax (expense) benefit                 (15.9)        (41.7)           44.0
                                                                            ------        ------          ------
                   Net                                                        29.4          77.6          (171.4)
                                                                            ------        ------          ------

             Reclassification adjustment for net (gains) losses
                on securities available-for-sale realized
                during the period:
                Gross                                                         (1.4)         (6.3)             0.7
                Related federal income tax expense (benefit)                   0.5           2.2             (0.2)
                                                                            ------        ------          -------
                   Net                                                        (0.9)         (4.1)             0.5
                                                                            ------        ------          -------
             Total Other Comprehensive Income                               $ 28.5        $ 73.5          $(170.9)
                                                                            ======        ======          =======

(6)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for equity securities exclude the fair value of futures contracts designated as hedges of equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 7.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1998                              1997
                                                               -------------------------        --------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                               ---------      ----------        ---------       ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $14,245.1      $14,245.1         $13,204.1       $13,204.1
                     Equity securities                              128.5          128.5              80.4            80.4
                   Mortgage loans on real estate, net             5,328.4        5,527.6           5,181.6         5,509.7
                   Policy loans                                     464.3          464.3             415.3           415.3
                   Short-term investments                           289.1          289.1             358.4           358.4
                 Cash                                                 3.4            3.4             175.6           175.6
                 Assets held in separate accounts                50,935.8       50,935.8          37,724.4        37,724.4

               Liabilities:
                 Investment contracts                            15,468.7       15,158.6          14,708.2        14,322.1
                 Policy reserves on life insurance contracts      3,914.0        3,768.9           3,345.4         3,182.4
                 Liabilities related to separate accounts        50,935.8       49,926.5          37,724.4        36,747.0
                 Futures contracts                                    1.3            1.3                --              --

(7)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $156.0 million extending into 1999 were outstanding as of December 31, 1998. The Company also had $40.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (20% in 1997) in any geographic area and no more than 2% (2% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998, 42% (46% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $187.9 million and $220.2 million as of December 31, 1998 and 1997, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(8)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $2.0 million, $7.5 million and $7.4 million, respectively. The Company has recorded a prepaid pension asset of $5.0 million as of December 31, 1998 and no prepaid or accrued pension asset or expense as of December 31, 1997.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $40.1 million and $36.5 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $4.1 million, $3.0 million and $3.3 million, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                             Pension Benefits      Postretirement Benefits
                                                                           ---------------------   -----------------------
              (in millions of dollars)                                       1998         1997         1998       1997
              ---------------------------------------------------------    --------     --------     --------   -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                      $2,033.8     $1,847.8      $237.9    $ 200.7
              Service cost                                                     87.6         77.3         9.8        7.0
              Interest cost                                                   123.4        118.6        15.4       14.0
              Actuarial loss                                                  123.2         60.0        15.6       24.4
              Plan curtailment in 1998/merger in 1997                        (107.2)         1.5         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.6)      (8.2)
                                                                           --------     --------     -------    -------
              Benefit obligation at end of year                             2,185.0      2,033.8       270.1      237.9
                                                                           --------     --------     -------    -------

              Change in plan assets:
              Fair value of plan assets at beginning of year                2,212.9      1,947.9        69.2       63.0
              Actual return on plan assets                                    300.7        328.1         5.0        3.6
              Employer contribution                                           104.1          7.2        12.1       10.6
              Plan merger                                                       -            1.1         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.4)      (8.0)
                                                                           --------     --------     -------    -------
              Fair value of plan assets at end of year                      2,541.9      2,212.9        77.9       69.2
                                                                           --------     --------     -------    -------

              Funded status                                                   356.9        179.1      (192.2)    (168.7)
              Unrecognized prior service cost                                  31.5         34.7         -          -
              Unrecognized net (gains) losses                                (345.7)      (330.7)       16.0        1.6
              Unrecognized net (asset) obligation at transition               (11.0)        33.3         1.3        1.5
                                                                           --------     --------     -------    -------
              Prepaid (accrued) benefit cost                               $   31.7     $  (83.6)    $(174.9)   $(165.6)
                                                                           ========     ========     =======    =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                          --------------------         -----------------------
                                                                            1998         1997            1998           1997
                                                                          --------      ------         --------       --------
              Weighted average discount rate                               5.50%         6.00%           6.65%         6.70%
              Rate of increase in future compensation levels               3.75%         4.25%             --            --
              Assumed health care cost trend rate:
                    Initial rate                                             --            --           15.00%        12.13%
                    Ultimate rate                                            --            --            8.00%         6.12%
                    Uniform declining period                                 --            --           15 Years      12 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

              (in millions of dollars)                                                   1998         1997         1996
              --------------------------------------------------------------------------------        ----         ----
              Service cost (benefits earned during the period)                         $  87.6      $  77.3      $  75.5
              Interest cost on projected benefit obligation                              123.4        118.6        105.5
              Expected return on plan assets                                            (159.0)      (139.0)      (116.1)
              Recognized gains                                                            (3.8)         -            -
              Amortization of prior service cost                                           3.2          3.2          3.2
              Amortization of unrecognized transition obligation                           4.2          4.2          4.1
                                                                                       -------      -------      -------
                                                                                       $  55.6      $  64.3      $  72.2
                                                                                       =======      =======      =======

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                       1998          1997          1996
                                                                                       ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:

             (in millions of dollars)                                                    1998          1997          1996
                                                                                         ----          ----          ----
             Service cost (benefits attributed to employee service during the year)      $ 9.8         $ 7.0         $ 6.5
             Interest cost on accumulated postretirement benefit obligation               15.4          14.0          13.7
             Actual return on plan assets                                                 (5.0)         (3.6)         (4.3)
             Amortization of unrecognized transition obligation of affiliates              0.2           0.2           0.2
             Net amortization and deferral                                                 1.2          (0.5)          1.8
                                                                                         -----         -----         -----
                                                                                         $21.6         $17.1         $17.9
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:

                                                                                      1998           1997         1996
                                                                                      -----          -----        ----
             NPPBC:
               Discount rate                                                          6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                 5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                      6.00%         6.00%         6.00%
                   Uniform declining period                                         12 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.

(9)      Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1998, 1997 and 1996 was $1.32 billion, $1.13 billion and $1.00 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1998, 1997 and 1996 was $171.0 million, $111.7 million and $73.2 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $71.0 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(10)     Transactions With Affiliates
         ----------------------------

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $8.0 million, $8.4 million and $9.1 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $95.0 million, $85.8 million and $101.6 million in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $31.9 million and $20.5 million as of December 31, 1998 and 1997, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1998 and 1997 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1998, 1997 and 1996 were:

                                                       1998                       1997                          1996
                                            ------------------------------------------------------------------------------------
         (in millions of dollars)               NMIC          ELICW        NMIC         ELICW            NMIC         ELICW
         -----------------------------------------------------------------------------------------------------------------------

         Premiums                               $90.1        $106.3       $ 91.4        $199.8          $ 97.3        $224.2
         Net investment income and other
            revenue                             $11.1        $  9.4       $ 10.7        $ 13.4          $ 10.9        $ 14.8
         Benefits, claims and expenses          $98.8        $160.5       $100.7        $225.9          $100.5        $246.6

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $248.4 million and $211.0 million as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1998 were $60.0 million, $66.1 million and $76.9 million, respectively.

(11)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement. As of December 31, 1998 the Company had no amounts outstanding under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(12)     Contingencies
         -------------

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary (other than the portion allocated to the Variable Annuities and Life Insurance segments), revenues and expenses related to group annuity contracts sold to Nationwide Insurance Enterprise employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.

                                       Variable      Fixed       Life     Corporate
(in millions of dollars)               Annuities   Annuities   Insurance  and Other    Total
------------------------------------  ---------    ---------   ---------  ---------    -----
1998:
Net investment income (1)             $   (31.3)   $ 1,116.6   $  231.6   $  164.7   $ 1,481.6
Other operating revenue                   560.8         35.7      319.6       49.6       965.7
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            529.5      1,152.3      551.2      214.3     2,447.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        828.6      115.4      125.0     1,069.0
Amortization of deferred policy
   acquisition costs                      123.9         44.2       46.4         --       214.5
Other benefits and expenses               187.2        104.2      294.6       49.1       635.1
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         311.1        977.0      456.4      174.1     1,918.6
                                      ---------    ---------   --------   --------   ---------
Operating income (loss) before
   federal income tax                     218.4        175.3       94.8       40.2       528.7
Realized gains on investments                --           --         --       28.4        28.4
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   218.4    $   175.3   $   94.8   $   68.6   $   557.1
                                      =========    =========   ========   ========   =========

Assets as of year end                 $47,668.7    $15,215.7   $5,187.6   $6,270.1   $74,342.1
                                      =========    =========   ========   ========   =========


1997:
Net investment income (1)             $   (26.9)   $ 1,098.2   $  189.1   $  148.8   $ 1,409.2
Other operating revenue                   430.9         43.2      284.0       39.0       797.1
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            404.0      1,141.4      473.1      187.8     2,206.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        823.4       78.5      114.7     1,016.6
Amortization of deferred policy
   acquisition costs                       87.8         39.8       39.6         --       167.2
Other benefits and expenses               165.3        108.7      284.1       45.6       603.7
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         253.1        971.9      402.2      160.3     1,787.5
                                      ---------    ---------   --------   --------   ---------
Operating income before federal
    income tax                            150.9        169.5       70.9       27.5       418.8
Realized gains on investments                --           --         --       11.1        11.1
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   150.9    $   169.5   $   70.9   $   38.6   $   429.9
                                      =========    =========   ========   ========   =========

Assets as of year end                 $35,278.7    $14,436.3   $3,901.4   $6,174.3   $59,790.7
                                      =========    =========   ========   ========   =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




                                                 Variable         Fixed            Life         Corporate
         (in millions of dollars)               Annuities       Annuities       Insurance       and Other        Total
         ------------------------------------   ----------      ----------      ---------       ---------     ---------
         1996:
         Net investment income (1)              $    (21.5)     $  1,050.6      $   174.0       $   154.7      $ 1,357.8
         Other operating revenue                     306.1            42.0          261.6            25.7          635.4
                                                ----------      ----------      ---------       ---------      ---------
            Total operating revenue (2)              284.6         1,092.6          435.6           180.4        1,993.2
                                                ----------      ----------      ---------       ---------      ---------
         Interest credited to policyholder
            account balances                            --           805.0           70.2           107.1          982.3
         Amortization of deferred policy
            acquisition costs                         57.4            38.6           37.4              --          133.4
         Benefits and expenses                       136.9           113.6          260.8            50.4          561.7
                                                ----------      ----------      ---------       ---------      ---------
            Total expenses                           194.3           957.2          368.4           157.5        1,677.4
                                                ----------      ----------      ---------       ---------      ---------
         Operating income before federal
             income tax                               90.3           135.4           67.2            22.9          315.8
         Realized losses on investments                 --              --             --            (0.3)          (0.3)
                                                ----------      ----------      ---------       ---------      ---------
         Consolidated income from
            continuing operations before
            federal tax expense                 $     90.3      $    135.4       $   67.2        $   22.6      $   315.5
                                                ==========      ==========       ========        ========      =========

         Assets as of year end                  $ 25,069.7      $ 13,994.7       $3,353.3        $5,348.5      $47,766.2
                                                ==========      ==========       ========        ========      =========

         -----------
         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.


 (14)    Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 10 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Revenues                                                               $   --         $   --       $  668.9
             Net income                                                             $   --         $   --       $   11.3

         A summary of the assets and liabilities of discontinued operations as of December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Assets, consisting primarily of investments                            $221.5         $247.3       $3,288.5
             Liabilities, consisting primarily of policy benefits and claims        $221.5         $247.3       $2,802.8

         PART C. OTHER INFORMATION

          Item 24.    FINANCIAL STATEMENTS AND EXHIBITS                         PAGE
                      (a)  Financial Statements:

                           (1) Financial statements included in Prospectus.      15
                               (Part A):

                               Condensed Financial Information.                  79
                               in Part B:
                               Those financial statements required by
                               Item 23 to be included in Part B
                               have been incorporated therein by reference
                               to the Prospectus (Part A).

                           Nationwide Variable Account-9:


                               Independent Auditors' Report.                     79

                               Statement of Assets, Liabilities and Contract     80

                               Owners' Equity as of December 31, 1998.           82

                               Statements of Operations and Changes in
                               Contract Owners' Equity for the year
                               ended December 31, 1998 and the period
                               November 3, 1997 (commencement of operations) through December 31, 1997.

                               Notes to Financial Statements.                    92

                           Nationwide Life Insurance Company and subsidiaries:

                               Independent Auditors' Report.                    115

                               Consolidated Balance Sheets as of December       116
                               31, 1998 and 1997.

                               Consolidated Statements of Income for the years  117
                               ended December 31, 1998, 1997 and 1996.

                               Consolidated Statements of Shareholder's Equity  118
                               for the years ended December 31, 1998, 1997 and
                               1996.

                               Consolidated Statements of Cash Flows for        119
                               the years ended December 31, 1998, 1997
                               and 1996.

                               Notes to Consolidated Financial Statements.      120






                                   142 of 164

Item 24.      (b) Exhibits
                         (1)   Resolution of the Depositor's Board of
                               Directors authorizing the establishment of the Registrant - Filed previously with this Registration Statement and incorporated by reference (333-53023).
                         (2)   Not Applicable
                         (3) Underwriting or Distribution of contracts between the Registrant and Principal
                               Underwriter - Filed previously with this Registration Statement and incorporated by reference (333-53023).
                         (4) The form of the variable annuity contract - Filed previously with this Registration Statement and incorporated by reference (333-53023).
                         (5) Variable Annuity Application - Filed previously with this Registration Statement and incorporated by reference (333-53023).
                         (6) Articles of Incorporation of Depositor - Filed previously with this Registration Statement and incorporated by reference (333-53023).
                         (7)   Not Applicable
                         (8)   Not Applicable
                         (9) Opinion of Counsel - Filed previously with this Registration Statement and incorporated by reference (333-53023).
                         (10)  Not Applicable
                         (11)  Not Applicable
                         (12)  Not Applicable
                         (13)  Performance Advertising Calculation
                               Schedule - Filed previously with this
                               Registration Statement and incorporated by reference (333-53023).




                                   143 of 164

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701


                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135


                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          300 East Marshall Street
                          Marshall, MN  56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025

                          Yvonne L. Montgomery                                   Director
                          2859 Paces Ferry Road
                          Atlanta, GA  30339


                          Ralph M. Paige, Executive Director                     Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344


                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026




                                   144 of 164

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986


                          Nancy C. Thomas                                        Director
                          1733A Westwood Avenue
                          Alliance, OH  44601


                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward Jr.                         Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215


                          James E. Brock                            Senior Vice President - Corporate
                          One Nationwide Plaza                                  Development
                          Columbus, OH  43215

                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215

                          Phillip C. Gath                                Senior Vice President -
                          One Nationwide Plaza                                 Chief Actuary
                          Columbus, OH  43215

                          Richard D. Headley                           Senior Vice President - Chief
                          One Nationwide Plaza                        Information Technology Officer
                          Columbus, OH  43215

                          Donna A James                                Senior Vice President - Human
                          One Nationwide Plaza                                   Resources
                          Columbus, OH  43215


                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                                   145 of 164

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR


                          Douglas C. Robinette                            Senior Vice President-
                          One Nationwide Plaza                            Marketing and Product
                          Columbus, OH  43215                                  Management


                          Susan A. Wolken                              Senior Vice President - Life
                          One Nationwide Plaza                              Company Operations
                          Columbus, OH  43215


                          Bruce C. Barnes                               Vice President - Technology
                          One Nationwide Plaza                             Strategy and Planning
                          Columbus, OH  43215


                          Dennis W. Click                               Vice President - Secretary
                          One Nationwide Plaza
                          Columbus, OH  43215


                          David A. Diamond                              Vice President - Enterprise
                          One Nationwide Plaza                                  Controller
                          Columbus, OH  43215

                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                           Investment Life Actuarial
                          Columbus, OH  43215

                          R. Dennis Noice                                Vice President - Systems
                          One Nationwide Plaza
                          Columbus, OH  43215


                          Joseph P. Rath
                          One Nationwide Plaza                           Vice President - Product
                          Columbus, OH  43215                              and Market Compliance


                          Mark Thresher                                Vice President - Finance and
                          One Nationwide Plaza                                   Treasurer
                          Columbus, OH  43215


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                * Subsidiaries for which separate financial statements are filed
                ** Subsidiaries included in the respective consolidated financial statements
                *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                ****  other subsidiaries



                                   146 of 164

                        COMPANY           STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                            ORGANIZATION           SECURITIES
                                                                  (SEE ATTACHED
                                                                  CHART UNLESS
                                                                    OTHERWISE
                                                                    INDICATED)

         The 401K Companies, Inc.               Texas                                        Holding Company

         The 401(K) Company                     Texas                                        Third-party administrator for 401(k)
                                                                                             plans
         401K Investment Advisors, Inc.         Texas                                        Investment Advisor registered with the
                                                                                             SEC
         401K Investments Services, Inc.        Texas                                        NASD registered Broker-Dealer

         Affiliate Agency, Inc.                 Delaware                                     Life Insurance Agency

         Affiliate Agency of Ohio, Inc.         Ohio                                         Life Insurance Agency

         AID Finance Services, Inc.             Iowa                                         Holding Company

         ALLIED General Agency Company          Iowa                                         Managing General Agent and Surplus
                                                                                             Lines Broker (P&C)
         ALLIED Group, Inc.                     Iowa                                         Holding Company

         ALLIED Group Insurance Marketing       Iowa                                         Direct Marketer (P&C)
         Company

         ALLIED Group Merchant Banking          Iowa                                         Broker-Dealer
         Corporation

         ALLIED Group Mortgage Company          Iowa                                         Mortgage Lender

         ALLIED Life Brokerage Agency, Inc.     Iowa                                         Insurance Broker

         ALLIED Life Financial Corporation      Iowa                                         Holding Company

         ALLIED Life Insurance Company          Iowa                                         Insurance Company

         ALLIED Property and Casualty           Iowa                                         Underwrites General P&C Insurance
         Insurance Company

         Allnations, Inc.                       Ohio                                         Promotes international cooperative
                                                                                             insurance organizations

         AMCO Insurance Company                 Iowa                                         Underwrites General P&C Insurance


         American Marine Underwriters, Inc.     Florida                                      Underwriting Manager

         Auto Direkt Insurance Company          Germany                                      Insurance Company


         CalFarm Insurance Company              California                                   Stock Corporation

         Caliber Funding Corporation            Delaware                                     Stock Corporation


         Colonial County Mutual Insurance       Texas                                        Insurance Company
         Company

         Colonial Insurance Company of          Wisconsin                                    Insurance Company
         Wisconsin

         Columbus Insurance Brokerage and       Germany                                      Insurance Broker
         Service GmbH



                                   147 of 164

                        COMPANY              STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
         Cooperative Service Company            Nebraska                                     Insurance Agency

         Depositors Insurance Company           Iowa                                         Underwrites P&C insurance

         *Employers Life Insurance Company      Wisconsin                                    Life Insurance Company
         of  Wausau

         Excaliber Funding Corporation          Delaware                                     Limited purpose corporation

         F&B, Inc.                              Iowa                                         Insurance Agency

         Farmland Mutual Insurance Company      Iowa                                         Mutual Insurance Company

         Financial Horizons Distributors        Alabama                                      Insurance Agency
         Agency of Alabama, Inc.

         Financial Horizons Distributors        Ohio                                         Insurance Agency
         Agency of Ohio, Inc.

         Financial Horizons Distributors        Oklahoma                                     Insurance Agency
         Agency of Oklahoma, Inc.

         Financial Horizons Distributors        Texas                                        Insurance Agency
         Agency of Texas, Inc.

         *Financial Horizons Investment Trust   Massachusetts                                Investment Company

         Financial Horizons Securities          Oklahoma                                     Broker-Dealer
         Corporation

         GatesMcDonald Health Plus, Inc.        Ohio                                         Managed Care Organization

         Gates, McDonald & Company              Ohio                                         Cost Control

         Gates, McDonald & Company of Nevada    Nevada                                       Self-insurance administration, claims
                                                                                             examinations and data processing
                                                                                             services
         Gates, McDonald & Company of New       New York                                     Workers' compensation claims
         York, Inc.                                                                          administration

         MedPro Solutions, Inc.                 Massachusetts                                Third-party administration services
                                                                                             for workers' compensation, automobile
                                                                                             injury and disability claims

         Insurance Intermediaries, Inc.         Ohio                                         Insurance Broker and Insurance Agency

         Irvin L. Schwartz and Associates,      Ohio                                         Insurance Agency
         Inc.

         Landmark Financial Services of New     New York                                     Life Insurance Agency
         York, Inc.

         Leben Direkt Insurance Company         Germany                                      Life Insurance Company



                                   148 of 164

                        COMPANY              STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
         Lone Star General Agency, Inc.         Texas                                        Insurance Agency

         Midwest Printing Services, Inc.        Iowa                                         General Printing Services

         Morley & Associates                    Oregon                                       Insurance Broker

         Morley Capital Management, Inc.        Oregon                                       Investment Adviser and stable value
                                                                                             money management
         Morley Financial Services, Inc.        Oregon                                       Holding Company

         Morley Research Associates, Ltd.       Delaware                                     Credit research consulting

         **MRM Investments, Inc.                Ohio                                         Owns and operates a recreational ski
                                                                                             facility
         **National Casualty Company            Wisconsin                                    Insurance Company

         National Casualty Company of America,  Great Britain                                Insurance Company
           Ltd.

         National Deferred Compensation, Inc.   Ohio                                         Administers deferred compensation
                                                                                             plans for public employees

         **National Premium and Benefit         Delaware                                     Insurance Administrative Services
         Administration Company

         Nationwide Advisory Services, Inc.     Ohio                                         Investment Management and
                                                                                             Administrative Services
         **Nationwide Agency, Inc.              Ohio                                         Insurance Agency

         Nationwide Agribusiness Insurance      Iowa                                         Insurance Company
         Company

         Nationwide Asset Allocation Trust      Massachusetts                                Investment Company

         Nationwide Cash Management Company     Ohio                                         Investment Securities Agent

         Nationwide Community Urban             Ohio                                         Special purpose real estate corporation
         Redevelopment Corporation

         Nationwide Corporation                 Ohio                                         Holding Company

         Nationwide Financial Institution       Delaware                                     Insurance Agency
         Distributors Agency, Inc.

         Nationwide Financial Services          Bermuda                                      Life Insurance Company
         (Bermuda) Ltd.

         Nationwide Financial Services          Delaware                                     Statutory Business Trust
         Capital Trust

         Nationwide Financial Services          Delaware                                     Statutory Business Trust
         Capital Trust II




                                   149 of 164

                        COMPANY               STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
         Nationwide Financial Services, Inc.    Delaware                                     Holding Company

         Nationwide General Insurance Company   Ohio                                         Insurance Company

         Nationwide Global Holdings, Inc.       Ohio                                         Holding Company for International
                                                                                             Operations

         Nationwide Health Plans, Inc.          Ohio                                         Health Maintenance Organization

         *Nationwide Indemnity Company          Ohio                                         Reinsurance Company

         Nationwide Insurance Company of        California                                   Underwriter
         America

         Nationwide Insurance Company of        Ohio                                         Insurance Company
         Florida

         Nationwide Insurance Enterprise        Ohio                                         Membership Non-Profit Corporation
         Foundation

         Nationwide Services Company, LCC       Ohio                                         Shared services functions

         Nationwide Insurance Golf Charities,   Ohio                                         Membership Non-Profit Corporation
         Inc.


         Nationwide International Underwriters  California                                   Underwriting Manager

         Nationwide Investing Foundation        Michigan                                     Provide investors with continuous
                                                                                             source of investment

         *Nationwide Investing Foundation II    Massachusetts                                Common Law Trust

         Nationwide Investment Services         Oklahoma                                     Registered Broker-Dealer in deferred
         Corporation                                                                         compensation market

         Nationwide Investors Services, Inc.    Ohio                                         Stock Transfer Agent

         **Nationwide Life and Annuity          Ohio                                         Life Insurance Company
         Insurance Company

         **Nationwide Life Insurance Company    Ohio                                         Life Insurance Company

         Nationwide Lloyds                      Texas                                        Property Insurance

         Nationwide Management Systems, Inc.    Ohio                                         Preferred provider organization,
                                                                                             products and related services

         Nationwide Mutual Fire Insurance       Ohio                                         Mutual Insurance Company
         Company

         Nationwide Mutual Funds                Ohio                                         Investment Company

         Nationwide Mutual Insurance Company    Ohio                                         Mutual Insurance Company



                                   150 of 164

                        COMPANY              STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
         Nationwide Properties, Ltd.            Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments
         Nationwide Property and Casualty       Ohio                                         Insurance Company
         Insurance Company

         Nationwide Realty Investors, Inc.      Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments

         Nationwide Retirement Solutions, Inc.  Delaware                                     Market and administer deferred
                                                                                             compensation plans for public employees
         Nationwide Retirement Solutions,       Alabama                                      Market and administer deferred
         Inc. of Alabama                                                                     compensation plans for public employees

         Nationwide Retirement Solutions,       Arizona                                      Market and administer deferred
         Inc. of Arizona                                                                     compensation plans for public employees

         Nationwide Retirement Solutions,       Arkansas                                     Market and administer deferred
         Inc. of Arkansas                                                                    compensation plans for public employees

         Nationwide Retirement Solutions,       Montana                                      Market and administer deferred
         Inc. of Montana                                                                     compensation plans for public employees

         Nationwide Retirement Solutions,       Nevada                                       Market and administer deferred
         Inc. of Nevada                                                                      compensation plans for public employees

         Nationwide Retirement Solutions,       New Mexico                                   Market and administer deferred
         Inc. of New Mexico                                                                  compensation plans for public employees

         Nationwide Retirement Solutions,       Ohio                                         Market variable annuity contracts to
         Inc. of Ohio                                                                        members of the National Education
                                                                                             Association in the state of Ohio
         Nationwide Retirement Solutions,       Oklahoma                                     Market variable annuity contracts to
         Inc. of Oklahoma                                                                    members of the National Education
                                                                                             Association in the state of Oklahoma
         Nationwide Retirement Solutions,       South Dakota                                 Market and administer deferred
         Inc. of South Dakota                                                                compensation plans for public employees

         Nationwide Retirement Solutions,       Texas                                        Market and administer deferred
         Inc. of Texas                                                                       compensation plans for public employees

         Nationwide Retirement Solutions,       Wyoming                                      Market variable annuity contracts to
         Inc. of Wyoming                                                                     members of the National Education
                                                                                             Association in the state of Wyoming




                                   151 of 164


                        COMPANY               STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                        INDICATED)
         Nationwide Retirement Solutions        Massachusetts                                Market and administer deferred
         Insurance Agency Inc.                                                               compensation plans for public employees


         *Nationwide Separate Account Trust     Massachusetts                                Investment Company

         Nationwide Trust Company, FSB          United States of America                     Federal Savings Bank

         Neckura Holding Company                Germany                                      Administrative services for Neckura
                                                                                             Insurance Group

         Neckura Insurance Company              Germany                                      Insurance Company

         Neckura Life Insurance Company         Germany                                      Life Insurance Company


         Nevada Independent                     Nevada                                       Workers' compensation administrative
         Companies-Construction                                                              services

         Nevada Independent Companies-Health    Nevada                                       Workers' compensation administrative
         and Nonprofit                                                                       services

         Nevada Independent Companies-          Nevada                                       Workers' compensation administrative
         Hospitality and Entertainment                                                       services

         Nevada Independent Companies-          Nevada                                       Workers' compensation administrative
         Manufacturing                                                                       services

         NFS Distributors, Inc.                 Delaware                                     Holding Company

         NWE, Inc.                              Ohio                                         Special Investments

         PanEuroLife                            Luxembourg                                   Life Insurance

         Pension Associates, Inc.               Wisconsin                                    Pension plan administration

         Portland Investment Services, Inc.     Oregon                                       NASD Registered Broker-Dealer

         Premier Agency, Inc.                   Iowa                                         Insurance Agency

         Riverview Agency, Inc.                 Texas                                        Stock Corporation

         Scottsdale Indemnity Company           Ohio                                         Insurance Company

         Scottsdale Insurance Company           Ohio                                         Insurance Company

         Scottsdale Surplus Lines Insurance     Arizona                                      Excess and Surplus Lines Insurance
         Company                                                                             Company

         SVM Sales GmbH, Neckura Insurance      Germany                                      Sales support for Neckura Insurance
         Group                                                                               Group

         Union Bond and Trust Company           Oregon                                       Oregon state bank with trust powers

         Villanova Capital, Inc.                Delaware                                     Holding Company




                                   152 of 164


                        COMPANY                 STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                  ORGANIZATION           SECURITIES
                                                                        (SEE ATTACHED
                                                                        CHART UNLESS
                                                                          OTHERWISE
                                                                          INDICATED)
         Villanova Mutual Fund Capital Trust    Delaware                                     Business Trust

         Villanova SA Capital Trust             Delaware                                     Business Trust

         **Wausau Preferred Health Insurance    Wisconsin                                    Insurance and Reinsurance Company
         Company

         Western Heritage Insurance Company     Arizona                                      Excess and Surplus Lines Insurance
                                                                                             Company




                                   153 of 164

                        COMPANY                    STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                     ORGANIZATION          (SEE ATTACHED CHART)
                                                                         UNLESS OTHERWISE INDICATED
      *  MFS Variable Account                            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  NACo Variable Account                           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide DC Variable Account                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

         Nationwide DCVA-II                              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Separate Account No. 1                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide Multi-Flex Variable Account          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide VA Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

      *  Nationwide VA Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

      *  Nationwide VA Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

         Nationwide VA Separate Account-Q                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

      *  Nationwide Variable Account                     Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide Variable Account-II                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide Variable Account-3                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide Variable Account-4                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide Variable Account-5                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide Variable Account-6                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide Fidelity Advisor Variable            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
         Account                                                       Account

         Nationwide Variable Account-8                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide Variable Account-9                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

         Nationwide Variable Account-10                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide VL Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies



                                   154 of 164

                        COMPANY                    STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                     ORGANIZATION          (SEE ATTACHED CHART)
                                                                         UNLESS OTHERWISE INDICATED
         Nationwide VL Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

      *  Nationwide VL Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

         Nationwide VL Separate Account -D               Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

      *  Nationwide VLI Separate Account                 Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

      *  Nationwide VLI Separate Account-2               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

      *  Nationwide VLI Separate Account-3               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

      *  Nationwide VLI Separate Account-4               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

         Nationwide VLI Separate Account-5               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies




                                   155 of 164

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |                                   |
---------------------------           ---------------------------       ----------------------------
|      ALLIED LIFE        |           |         ALLIED          |       |       AID FINANCE        |
|       FINANCIAL         |           |       GROUP, INC.       |       |      SERVICES, INC.      |
|      CORPORATION        |           |          (AGI)          |       |      (AID FINANCE)       |
|        (ALFC)           |           |                         |       |                          |
|Common Stock: 850        |           |Common Stock: 850 Shares |       |Common Stock: 10,000      |
|------------  Shares     |           |------------             |       |------------  Shares      |
|                         |---|       |                         |---|   |                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|Casualty-                |   |       |Casualty-                |   |   |Casualty-                 |
|100%         $47,286,429 |   |       |100%       $1,049,237,226|   |   |100%          $19,545,634 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |                 |
---------------------------   |       ---------------------------   |   ----------------------------
|    ALLIED GROUP         |   |       |           AMCO          |   |   |          ALLIED          |
|  MERCHANT BANKING       |   |       |    INSURANCE COMPANY    |   |   |      GROUP INSURANCE     |
|    CORPORATION          |   |       |          (AMCO)         |   |   |     MARKETING COMPANY    |
|Common Stock: 10,000     |   |       |Common Stock: 155,991    |   |   |Common Stock: 20,000      |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |---|   |                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|                         |   |  |    |                         |   |   |Aid Finance-              |
|AFLC-100%     $100,000   |   |  |    |AGI-100%      $95,925,450|   |   |100%          $16,059,469 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|      ALLIED LIFE        |   |  |    |          WESTERN        |   |   |         DEPOSITORS       |
|       BROKERAGE         |   |  |    |    HERITAGE INSURANCE   |   |   |     INSURANCE COMPANY    |
|      AGENCY, INC.       |   |  |    |         COMPANY         |   |   |       (DEPOSITORS)       |
|Common Stock: 500,000    |   |  |    |Common Stock: 4,776,076  |   |   |Common Stock: 199,991     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|AFLC-100%     $442,695   |   |  |    |AMCO-100%     $11,686,037|   |   |AGI-100%      $15,251,842 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|     ALLIED LIFE         |   |  |    |          ALLIED         |   |   |      ALLIED PROPERTY     |
|      INSURANCE          |   |  |    |      GENERAL AGENCY     |   |   |        AND CASUALTY      |
|       COMPANY           |   |  |    |         COMPANY         |   |   |     INSURANCE COMPANY    |
|Common Stock: 250,000    |   |  |    |Common Stock: 5,000      |   |   |Common Stock: 156,822     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AFLC-100%     $41,732,343|           |AMCO-100%     $135,342   |   |   |AGI-100%      $33,018,634 |
---------------------------           ---------------------------   |   ----------------------------
                                                                    |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |          ALLIED          |
                                      |          AGENCY,        |   |   |      GROUP MORTGAGE      |
                                      |            INC.         |   |   |         COMPANY          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 9,500       |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|---|                          |
                                      |              Cost       |   |   |              Cost        |
                                      |              ----       |   |   |              ----        |
                                      |AGI-100%      $100,000   |   |   |AGI-100%      $213,976    |
                                      ---------------------------   |   ----------------------------
                                                                    |
                                                                    |   ----------------------------
                                                                    |   |          MIDWEST         |
                                                                    |   |    PRINTING SERVICES     |
                                                                    |   |            LTD.          |
                                                                    |   |Common Stock: 10,000      |
                                                                    |   |------------  Shares      |
                                                                    |---|                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |AFLC-100%    $610,000    |
                                                                        ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
  ------------------------------------------                            ------------------------------------------
  |                                        |                            |                                        |
  |           NATIONWIDE MUTUAL            |                            |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |============================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                            |               (FIRE)                   |
  |                                        |                            |                                        |
  ------------------------------------------                            ------------------------------------------
  |  ||               |                                                                               |
  |  ||               |--------------------------------------------------------------------|          |--------------------------
--|  ||                                                                                    |
     ||                                          |--------------------------------------------------------------|----------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            --------------------------------
     ||  |                              |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |                              |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |      NATIONWIDE LLOYDS       |        |   |                              |            |                              |
     ||  |                              |        |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
     ||==|                              |        |---|------------     Shares       |         |--|------------     Shares       |
     ||  |       A TEXAS LLOYDS         |        |   |                              |         |  |                              |
     ||  |                              |        |   |                 Cost         |         |  |                 Cost         |
     ||  |                              |        |   |                 ----         |         |  |                 ----         |
     ||  |                              |        |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $87,943,140  |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||                                          |                                            |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
     ||  |      INSURANCE COMPANY       |        |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
     ||  |Guaranty Fund                 |        |   |       INSURANCE COMPANY      |         |  |                              |
     ||  |------------                  |        |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
     ||==|Certificate                   |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |-----------      Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |Neckura-         ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $6,000,000   |         |  |100%             DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |        F & B, INC.           |   |    |   |      COLONIAL INSURANCE      |         |  |         NECKURA LIFE         |
         |                              |   |    |   |     COMPANY OF WISCONSIN     |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |          (COLONIAL)          |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:   4,000         |
         |                 Cost         |   |    |   |------------     Shares       |         |  |------------    Shares        |
         |                 ----         |   |    |   |                 Cost         |         |  |                Cost          |
         |Farmland                      |   |    |   |                 ----         |         |  |                ----          |
         |Mutual-100%      $10          |   |    |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%    DM 15,825,681 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |    COOPERATIVE SERVICE       |   |    |   |         SCOTTSDALE           |         |  |        NECKURA GENERAL       |
         |          COMPANY             |   |    |   |      INSURANCE COMPANY       |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |            (SIC)             |         |  |                              |
         |------------                  |   |    |   |Common Stock:    30,136       |         |  |Common Stock:    1,500        |
         |                 Cost         |----    |---|------------     Shares       | ----    |--|------------     Shares       |
         |                 ----         |        |   |                 Cost         |    |    |  |                 Cost         |
         |Farmland         $3,506,173   |        |   |                 ----         |    |    |  |                 ----         |
         |Mutual-100%                   |        |   |Casualty-100%    $150,000,000 |    |    |  |Neckura-100%     DM 1,656,925 |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         | NATIONWIDE AGRIBUSINESS      |        |   |          SCOTTSDALE          |    |    |  |       COLUMBUS INSURANCE     |
         |    INSURANCE COMPANY         |        |   |        SURPLUS LINES         |    |    |  |      BROKERAGE AND SERVICE   |
         |Common Stock:    1,000,000    |        |   |       INSURANCE COMPANY      |    |    |  |              GmbH            |
         |------------     Shares       |        |   | Common Stock:    10,000      |    |    |  |Common Stock:    1 Share      |
         |                              |--------|   | ------------     Shares      | ---|    |--|------------                  |
         |                    Cost      |        |   |                              |    |    |  |                              |
         |Casualty-99.9%      ----      |        |   |                   Cost       |    |    |  |                 Cost         |
         |Other Capital:   $26,714,335  |        |   |                   ----       |    |    |  |                 ----         |
         |-------------                 |        |   | SIC-100%          $6,000,000 |    |    |  |Neckura-100%     DM 51,639    |
         |Casualty-Ptd.    $   713,576  |        |   |                              |    |    |  |                              |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         |    NATIONAL CASUALTY         |        |   |      NATIONAL PREMIUM &      |    |    |  |          LEBEN DIREKT        |
         |          COMPANY             |        |   |    BENEFIT ADMINISTRATION    |    |    |  |        INSURANCE COMPANY     |
         |           (NC)               |        |   |           COMPANY            |    |    |  |                              |
         |Common Stock:    100 Shares   |        |   |Common Stock:    10,000       |    |    |  |Common Stock:    4,000 Shares |
         |------------                  |--------|   |------------     Shares       |----|    |--|------------                  |
         |                 Cost         |            |                 Cost         |         |  |                 Cost         |
         |                 ----         |            |                 ----         |         |  |                 ----         |
         |Casualty-100%    $67,442,439  |            |Scottsdale-100%  $10,000      |         |  |Neckura-100%     DM 4,000,000 |
         --------------------------------            --------------------------------         |  --------------------------------
                       |                                                                      |
         --------------------------------            --------------------------------         |  --------------------------------
         |    NCC OF AMERICA, LTD.      |            |         SVM SALES            |         |  |          AUTO DIREKT         |
         |        (INACTIVE)            |            |            GmbH              |         |  |       INSURANCE COMPANY      |
         |                              |            |                              |         |  |                              |
         |                              |            |Common Stock:    50 Shares    |         |  |Common Stock:    1500 Shares  |
         |                              |            |------------                  |------------|------------                  |
         |                              |            |                 Cost         |            |                 Cost         |
         |NC-100%                       |            |                 ----         |            |                 ----         |
         |                              |            |Neckura-100%     DM 50,000    |            |Neckura-100%     DM 1,643,149 |
         |                              |            |                              |            |                              |
         |                              |            |                              |            |                              |
         --------------------------------            --------------------------------            --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
-----------------------------------------------------------------------|
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------|-----------------------       |
  |                                          |                                           |                      |       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |       |        |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |       |        |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |       |        |                                |
  |     |                              |     |    |        CORPORATION           |       |        |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |       |        |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |       |        |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |       |        |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |       |        |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |       |        |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |       |        |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |       |        |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |       |        |         ALLNATIONS, INC.       |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |       |        |Common Stock:    10,330 Shares  |
  |     |                              |     |    |                              |       |        |-------------    Cost           |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |       |--------|                 ----           |
  |     |------------     Shares       |     |    |------------     Shares       |       |        |Casualty-18.6%   $88,320        |
  |     |                 Cost         |     |    |                 Cost         |       |        |Fire-18.6%       $88,463        |
  |     |                 ----         |     |    |                 ----         |       |        |Preferred Stock  1466 Shares    |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |       |        |---------------  Cost           |
  |     |                              |     |    |                              |       |        |                 ----           |
  |     |                              |     |    |                              |       |        |Casualty-6.8%    $100,000       |
  |     |                              |     |    |                              |       |        |Fire-6.8%        $100,000       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |       |        |      PENSION ASSOCIATES        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |       |        |        OF WAUSAU, INC.         |
  |     |                              |     |    |Common Stock:    100 Shares   |       |        |Common Stock:    1,000 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |       |--------|-------------                   |
  |     |------------     Shares       |     |    |                 Cost         |       |        |                 Cost           |
  |     |                 Cost         |     |    |                 ----         |       |        |                 ----           |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |       |        |                                |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |       |        |Casualty-100%    $2,839,392     |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                   ||                     |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |    NATIONWIDE INSURANCE      |       |        |       AMERCIAN MARINE          |
  |     |      INSURANCE COMPANY       |     |    |     COMPANY OF FLORIDA       |       |        |      UNDERWRITERS, INC.        |
  |     |                              |     |    |Common Stock:    10,000       |       |        |Common Stock:    20 Shares      |
  |     |Surplus Debentures            |     |    |-------------    Shares       |       |        |-------------                   |
  |     |------------------            |     |----|                              |       |--------|                 Cost           |
  |     |                 Cost         |     |    |                 Cost         |                |                 ----           |
  |     |                 ----         |     |    |                 ----         |                |                                |
  |     |Colonial         $500,000     |     |    |Casualty-100%    $300,000,000 |                |Casualty-100%    $5,020         |
  |     |Lone Star         150,000     |     |    |                              |                |                                |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |    WAUSAU INTERNATIONAL      |
  |     |      INSURANCE COMPANY       |     |    |        UNDERWRITERS          |
  |     |Common Stock     12,000       |     |    |                              |
  |     |------------     Shares       |     |    |Common Stock:    1,000 Shares |
  |-----|                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $10,000      |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |         NATIONWIDE           |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |          ARENA LLC           |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  |.....|Liability Company             |     |....|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          --------------------------------


Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Line
Limited Liability Company -- Dotted Line

December 31, 1998

                                                                                                                         (Left Side)

                             |----------------------------------|-----------------------------------|-------------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
               ----------------|------------      -----------------------------      ---------------||------------
                               |                                                                    ||
-----------------------------  |  -----------------------------      -----------------------------  ||  ----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |--||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      INVESTORS, LTD.      |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    |..|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------      ----------------------------
                               |                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |        NATIONWIDE         |
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||  |         INVESTING         |
|                           |  |  |        FOUNDATION II      |  ||  |       FOUNDATION III      |
| Units:                    |..|  |                           |  ||  |                           |
| ------                    |     |                           |==||==|                           |
|                           |     |                           |  ||  |                           |
|                           |     |                           |  ||  |                           |      ----------------------
| NW Life -97.6%            |     |                           |  ||  |                           |      |  MORLEY RESEARCH   |
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||  |    OHIO BUSINESS TRUST    |      |  ASSOCIATES, LTD.  |
-----------------------------     -----------------------------  ||  -----------------------------      |                    |
                                                                 ||                                     |Common Stock: 1,000 |
                                  -----------------------------  ||  -----------------------------      |------------- Shares|------
                                  |         NATIONWIDE        |  ||  |         NATIONWIDE        |      |              Cost  |
                                  |      SEPARATE ACCOUNT     |  ||  |  ASSET ALLOCATION TRUST   |      |              ----  |
                                  |            TRUST          |  ||  |                           |      |Morley-100%   $1,000|
                                  |                           |  ||  |                           |      ----------------------
                                  |                           |==||==|                           |
                                  |                           |      |                           |
                                  |                           |      |                           |
                                  |                           |      |        MASSACHUSETTS      |
                                  |      COMMON LAW TRUST     |      |       BUSINESS TRUST      |
                                  -----------------------------      -----------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares      Cost         |
                                                  |             ------      ----          |
                                                  |Casualty     12,992,922   $751,352,485 |
                                                  |Fire            649,510     24,007,936 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------------|-------------------------------|-------------------|--------------------------------|-----------------------------
                 |                               |                   |                                |
    -------------|---------------  --------------|--------------     |                 ---------------|-------------
    |     MORLEY FINANCIAL      |  | THE 401(k) COMPANIES, INC.|     |                 |   NATIONWIDE RETIREMENT   |
    |  SERVICES, INC. (MORLEY)  |  |        (401(k))           |     |                 |      SOLUTIONS, INC.      |
    |Common Stock:  82,343      |  |Common Stock:   Control:   |     |                 |Common Stock: 236,494      |
|---|-------------  Shares      |  |-------------   -------    |--|  |                 |------------- Shares       |
|   |                           |  |Class A         Other-100% |  |  |                 |                           |
|   |NFS-100%                   |  |Class B         NFS  -100% |  |  |                 |NRS-100%                   |
|   -----------------------------  -----------------------------  |  |                 ---------------|-------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |         MORLEY &          |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |     ASSOCIATES, INC.      |  |      SERVICES, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF NEW |
|   |                           |  |                           |  |  | |        ALABAMA            |  |  |         MEXICO          |
|   |Common Stock: 3,500        |  | Common Stock: 1,000,000   |  |  | | Common Stock: 10,000      |  |  | Common Stock: 1,000     |
|---|------------- Shares       |  | ------------- Shares      |--|  | | ------------- Shares      |--|--| ------------- Shares    |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $1,000       |  |401(k)-100%    $7,800      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |       MORLEY CAPITAL      |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT   |
|   |         MANAGEMENT        |  |      ADVISORS, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF     |
|   |                           |  |                           |  |  | |         ARIZONA           |  |  |       SO. DAKOTA        |
|   |Common Stock: 500          |  |Common Stock: 1,000        |  |  | |Common Stock: 1,000        |  |  |Common Stock: 1,000      |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $5,000       |  |401(k)-100%    $1,000      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |        UNION BOND         |  |     401(k) ICOMPANY       |  |  | |  NATIONWIDE RETIREMENT    |  |  |  NATIONWIDE RETIREMENT  |
|   |      & TRUST COMPANY      |  |                           |  |  | |   SOLUTIONS, INC. OF      |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |  |  | |         ARKANSAS          |  |  |         WYOMING         |
|   |Common Stock: 2,000        |  |Common Stock: 855,000      |  |  | |Common Stock: 50,000       |  |  |Common Stock: 500        |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |              Cost       |
|   |              ----         |  |              ----         |     | |              ----         |  |  |              ----       |
|   |Morley-100%   $50,000      |  |401(k)-100%   $1,000       |     | |NRS-100%      $500         |  |  |NRS-100%      $500       |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |    PORTLAND INVESTMENT    |  |     NATIONWIDE TRUST      |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      SERVICES, INC.       |  |       COMPANY, FSB        |     | |  SOLUTIONS, INS. AGENCY,  |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |            INC.           |  |  |           OHIO          |
|   |Common Stock: 1,000        |  |Common Stock: 2,800,000    |     | |Common Stock: 1,000        |  |  |                         |
|---|------------- Shares       |  |------------- Shares       |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |                         |
|   |              ----         |  |              ----         |     | |              ----         |  |  |                         |
|   |Morley-100%   $25,000      |  |NFS-100%      $3,500,000   |     | |NRS -100%     $1,000       |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | ----------------------------   |  ---------------------------
|   |     EXCALIBER FUNDING     |  |   NATIONWIDE FINANCIAL    |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |       CORPORATION         |  | SERVICES CAPITAL TRUST II |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |         MONTANA           |  |  |        OKLAHOMA         |
|   |Common Stock: 1,000        |  |                           |     | |Common Stock: 500          |  |  |                         |
|---|------------- Shares       |  |                           |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |                           |     | |              Cost         |  |  |                         |
|   |              ----         |  |                           |     | |              ----         |  |  |                         |
|   |Morley-100%   $1,000       |  |NFS-100%                   |     | |NRS-100%      $500         |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |     CALIBER FUNDING       |  |   NFS DISTRIBUTORS INC.   |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      CORPORATION          |  |                           |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |          NEVADA           |  |  |        TEXAS            |
|   |                           |  |                           |     | | Common Stock: 1,000       |  |  |                         |
|---|                           |  |                           |-----| | ------------- Shares      |--|==|                         |
    |                           |  |                           |       |               Cost        |     |                         |
    |                           |  |                           |       |               ----        |     |                         |
    |Morley-100%                |  |NFS-100%                   |       | NRS-100%      $1,000      |     |                         |
    -----------------------------  -----------------------------       -----------------------------     ---------------------------


                                                                                                                            (Right)
------------------------------------------------|--------------------|---------------------------------------|
                                                |                    |                                       |
                                                |     ---------------|----------------         --------------|----------------
                                                |     | EMPLOYERS LIFE INSURANCE CO. |         |      GATES MCDONALD         |
                                                |     |       OF WAUSAU (ELIOW)      |         |     & COMPANY (GATES)       |
                                                |     |                              |         |                             |
                                                |     |Common Stock:    250,000      |         |Common Stock:    254         |
                                                |  |--|-------------    Shares       |      |--|-------------    Shares      |
                                                |  |  |                              |      |  |                             |
                                                |  |  |                 Cost         |      |  |                 Cost        |
                                                |  |  |                 ----         |      |  |                 ----        |
                                                |  |  |NW CORP. -100%   $126,509,480 |      |  |NW CORP. -100%   $25,683,532 |
                                                |  |  --------------------------------      |  -------------------------------
------------                                    |  |                                        |
           |  --------------------------------  |  |  --------------------------------      |  --------------------------------
           |  |       NATIONWIDE TRUST       |  |  |  |       WAUSAU PREFERRED       |      |  |          HEALTHCARE          |
           |  |           COMPANY            |  |  |  |      HEALTH INSURANCE CO.    |      |  |          FIRST, INC.         |
           |  |                              |  |  |  |                              |      |  |                              |
           |  |Common Stock:    2,800,000    |  |  |  |Common Stock:    200          |      |  |                              |
           |--|-------------    Shares       |  |  |--|-------------    Shares       |      |--|                              |
           |  |                              |  |     |                              |      |  |                              |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost         |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----         |
           |  |NFS-100%         $3,500,000   |  |     |ELIOW -100%      $57,413,193  |      |  |Gates-100%       $6,700,000   |
           |  --------------------------------  |     --------------------------------      |  --------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE FINANCIAL     |  |     |       NATIONWIDE GLOBAL      |      |  |  GATES MCDONALD & COMPANY  |
           |  |    SERVICES (BERMUDA) INC.   |  |     |      HOLDINGS, INC. (NGH)    |      |  |      OF NEW YORK, INC.      |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    250,000      |  |     |Common Stock:    1            |      |  |Common Stock:   3            |
           |--|-------------    Shares       |  |-----|-------------    Share        |      |--|-------------   Shares       |
           |  |                              |  |     |                              |      |  |                             |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost        |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----        |
           |  |NFS-100%         $3,500,000   |  |     |NW CORP.-100%    $7,000,000   |      |  |Gates-100%       $106,947    |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                    |                      |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE DEFERRED      |  |     |  NATIONWIDE GLOBAL HOLDINGS  |      |  |   GATES MCDONALD & COMPANY  |
           |  |      COMPENSATION, INC.      |  |     |     -HONG KONG, LIMITED      |      |  |         OF NEVADA           |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |Common Stock:    2            |      |  |Common Stock:    40          |
           |--|                              |  |     |-------------    Shares       |      |--|-------------    Shares      |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |                              |      |  |                 Cost        |
           |  |                              |  |     |                              |      |  |                 ----        |
           |  |NFS-100%                      |  |     |NGH-100%                      |      |  |Gates-100%       $93,750     |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |       IRVIN L. SCHWARTZ      |  |     |          NATIONWIDE          |      |  |      GATES McDONALD         |
           |  |      AND ASSOCIATES, INC.    |  |     |    HEALTH PLANS, INC. (NHP)  |      |  |     HEALTH PLUS, INC.       |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    Control      |  |     |Common Stock:    100          |      |  |Common Stock:    200         |
           |--|-------------    -------      |  |-----|-------------    Shares       |--|   |--|-------------    Shares      |
              |                              |  |     |                              |  |      |                             |
              |                              |  |     |                 Cost         |  |      |                 Cost        |
              |Class A          Other-100%   |  |     |                 ----         |  |      |                 ----        |
              |Class B          NFS  -100%   |  |     |NW CORP.-100%    $14,603,732  |  |      |Gates-100%       $2,000,000  |
              --------------------------------  |     --------------------------------  |      -------------------------------
                                                |                                       |
              --------------------------------  |     --------------------------------  |
              |     MRM INVESTMENTS, INC.    |  |     |    NATIONWIDE MANAGEMENT     |  |
              |                              |  |     |         SYSTEMS, INC.        |  |
              |                              |  |     |                              |  |
              |Common Stock:    1            |  |     |Common Stock:    100          |  |
              |-------------    Share        |--|     |-------------    Shares       |--|
              |                              |        |                              |  |
              |                 Cost         |        |                 Cost         |  |
              |                 ----         |        |                 ----         |  |
              |NW CORP.-100%    $7,000,000   |        |NHP Inc.-100%    $25,149      |  |
              --------------------------------        --------------------------------  |
                                                                                        |
                                                      --------------------------------  |
                                                      |          NATIONWIDE          |  |
                                                      |         AGENCY, INC.         |  |
                                                      |                              |  |
                                                      |Common Stock:    100          |  |
                                                      |------------     Shares       |--|
                                                      |                              |
                                                      |                 Cost         |
                                                      |                 ----         |
                                                      |NHP Inc.-99%     $116,077     |
                                                      --------------------------------

                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line



                                                                                                         December 31, 1998

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract owners of Qualified and Non-Qualified Contracts as of January 31, 1999 was 12 and 81, respectively.


Item 28.      INDEMNIFICATION

              Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the Nationwide Variable Account, Nationwide Multi-Flex Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and the Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

                    NAS also acts as principal underwriter for Nationwide Mutual Funds, Nationwide Separate Account Trust, and Nationwide Asset Allocation Trust, which are open-end management investment companies.





                                   158 of 164

                  (b)    NATIONWIDE ADVISORY SERVICES, INC.
                             DIRECTORS AND OFFICERS

                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 Joseph J. Gasper                                                    President and Director
 One Nationwide Plaza
 Columbus, OH  43215

 Dimon R. McFerson                            Chairman of the Board of Directors and Chairman and Chief Executive
 One Nationwide Plaza                                                 Officer and Director
 Columbus, OH  43215

 Robert A. Oakley                               Executive Vice President - Chief Financial Officer and Director
 One Nationwide Plaza
 Columbus, OH  43215

 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH  43215


 Paul J. Hondros                                                            Director
 One Nationwide Plaza
 Columbus, OH  43215


 Robert J. Woodward, Jr.                        Executive Vice President - Chief Investment Officer and Director
 One Nationwide Plaza
 Columbus, OH  43215

 Edwin P. McCausland, Jr.                                Senior Vice President-Fixed Income Securities
 One Nationwide Plaza
 Columbus, OH  43215

 Charles S. Bath                                                  Vice President - Investments
 One Nationwide Plaza
 Columbus, OH  43215


 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH  43215

 Dennis W. Click                                                  Vice President and Secretary
 One Nationwide Plaza
 Columbus, OH  43215


 William G. Goslee                                                       Vice President
 One Nationwide Plaza
 Columbus, OH  43215

 James F. Laird, Jr.                                           Vice President and General Manager
 One Nationwide Plaza
 Columbus, OH  43215

 Joseph P. Rath                                                   Vice President - Compliance
 One Nationwide Plaza
 Columbus, OH  43215

 Christopher A. Cray                                                       Treasurer
 One Nationwide Plaza
 Columbus, OH  43215





                                   159 of 164

                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER

 Elizabeth A. Davin                                                   Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215

 David E. Simaitis                                                    Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215

 Patricia J. Smith                                                    Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215


               (c)
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION

Nationwide Advisory            N/A                      N/A                     N/A                N/A
Services, Inc.



Item 30.      LOCATION OF ACCOUNTS AND RECORDS


              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215


Item 31.      MANAGEMENT SERVICES

              Not Applicable




                                   160 of 164

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.




                                   161 of 164

                                   Offered by
                        Nationwide Life Insurance Company








                        NATIONWIDE LIFE INSURANCE COMPANY






                         NATIONWIDE VARIABLE ACCOUNT - 9

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT






                                   PROSPECTUS






                                   May 1, 1999




                                   162 of 164

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:




We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                                        KPMG LLP


Columbus, Ohio
___ __, 1999




                                   163 of 164

                                   SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this __ day of____, 1999.


                                             NATIONWIDE VARIABLE ACCOUNT-9
                                          --------------------------------------
                                                    (Registrant)
                                           NATIONWIDE LIFE INSURANCE COMPANY
                                          --------------------------------------
                                                    (Depositor)


                                                  By/s/JOSEPH P. RATH
                                          --------------------------------------
                                                     Joseph P. Rath
                                  Vice President - Product and Market Compliance


As required by the Securities Act of 1933, Post-Effective Amendment No.2 to the Registration Statement has been signed by the following persons in the capacities indicated on the __ day of ____, 1999.


              SIGNATURE                   TITLE
LEWIS J. ALPHIN                         Director
--------------------------
Lewis J. Alphin
A. I. BELL                              Director
--------------------------
A. I. Bell
KENNETH D. DAVIS                        Director
--------------------------
Kenneth D. Davis
KEITH W. ECKEL                          Director
--------------------------
Keith W. Eckel
WILLARD J. ENGEL                        Director
--------------------------
Willard J. Engel
FRED C. FINNEY                          Director
--------------------------
Fred C. Finney
JOSEPH J. GASPER              President and Chief Operating
--------------------------        Officer and Director
Joseph J. Gasper
DIMON R. MCFERSON             Chairman and Chief Executive
--------------------------        Officer and Director
Dimon R. McFerson
DAVID O. MILLER                 Chairman of the Board and
--------------------------
David O. Miller                         Director
YVONNE L. MONTGOMERY                    Director
--------------------------
Yvonne L. Montgomery
ROBERT A. OAKLEY           Executive Vice President and Chief
--------------------------          Financial Officer
Robert A. Oakley
RALPH M. PAIGE                          Director
--------------------------
Ralph M. Paige
JAMES F. PATTERSON                      Director
--------------------------
James F. Patterson
ARDEN L. SHISLER                        Director        By /s/ JOSEPH P. RATH
--------------------------                             ----------------------
Arden L. Shisler                                           Joseph P. Rath
ROBERT L. STEWART                       Director          Attorney-in-Fact
--------------------------
Robert L. Stewart
NANCY C. THOMAS                         Director
--------------------------
Nancy C. Thomas


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